GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 98.5%
Argentina – 0.0%
1,260 Vista Energy SAB de CV ADR
(Energy)* $ 61,942
Australia – 4.3%
9,968 AGL Energy Ltd. (Utilities) 61,448
8,070 ALS Ltd. (Industrials) 118,177
3,957 Ampol Ltd. (Energy) 79,848
48,639 ANZ Group Holdings Ltd.
(Financials) 1,104,928
21,312 APA Group (Utilities) 129,422
9,123 Aristocrat Leisure Ltd.
(Consumer Discretionary) 349,040
3,186 ASX Ltd. (Financials) 121,602
17,262 Atlas Arteria Ltd. (Industrials) 56,376
30,508 Aurizon Holdings Ltd.
(Industrials) 71,626
81,745 BHP Group Ltd. (Materials) 2,233,861
7,143 BlueScope Steel Ltd.
(Materials) 113,690
22,273 Brambles Ltd. (Industrials) 351,436
5,598 CAR Group Ltd.
(Communication Services) 127,646
7,605 Charter Hall Group REIT (Real
Estate) 123,986
1,087 Cochlear Ltd. (Health Care) 198,929
21,240 Coles Group Ltd. (Consumer
Staples) 310,900
27,286 Commonwealth Bank of
Australia (Financials) 2,729,038
8,416 Computershare Ltd.
(Industrials) 198,140
17,632 Dexus REIT (Real Estate) 82,792
2,596 EBOS Group Ltd. (Health Care) 42,472
22,420 Endeavour Group Ltd.
(Consumer Staples) 54,401
32,680 Evolution Mining Ltd.
(Materials) 254,607
26,208 Fortescue Ltd. (Materials) 367,978
157,424 Glencore PLC (Materials)* 752,582
32,901 Goodman Group REIT (Real
Estate) 640,390
31,291 GPT Group (The) REIT (Real
Estate) 113,890
38,661 Insurance Australia Group Ltd.
(Financials) 196,746
4,298 IREN, Ltd. (Information
Technology)* 205,487
1,770 JB Hi-Fi Ltd. (Consumer
Discretionary) 113,964
36,387 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 130,528
14,570 Lynas Rare Earths Ltd.
(Materials)* 138,261
5,841 Macquarie Group Ltd.
(Financials) 754,767
45,320 Medibank Pvt Ltd. (Financials) 141,174
65,367 Mirvac Group REIT (Real
Estate) 92,594
49,851 National Australia Bank Ltd.
(Financials) 1,310,961
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
9,944 NEXTDC Ltd. (Information
Technology)* $ 88,494
22,364 Northern Star Resources Ltd.
(Materials) 398,337
7,535 Orica Ltd. (Materials) 117,804
27,929 Origin Energy Ltd. (Utilities) 213,929
48,592 Pilbara Minerals Ltd.
(Materials)* 129,060
798 Pro Medicus Ltd. (Health Care) 139,488
24,541 Qantas Airways Ltd.
(Industrials) 160,618
24,656 QBE Insurance Group Ltd.
(Financials) 311,261
2,991 Ramsay Health Care Ltd.
(Health Care) 72,203
786 REA Group Ltd.
(Communication Services) 100,983
4,640 Reece Ltd. (Industrials) 38,675
6,057 Rio Tinto Ltd. (Materials) 525,440
17,523 Rio Tinto PLC (Materials) 1,258,879
53,904 Santos Ltd. (Energy) 227,656
85,216 Scentre Group REIT (Real
Estate) 228,009
5,614 SEEK Ltd. (Communication
Services) 90,127
3,184 SGH Ltd. (Industrials) 98,745
72,809 Sigma Healthcare Ltd. (Health
Care) 137,515
7,475 Sonic Healthcare Ltd. (Health
Care) 114,366
75,086 South32 Ltd. (Materials) 158,557
39,633 Stockland REIT (Real Estate) 156,468
17,691 Suncorp Group Ltd. (Financials) 203,727
4,746 Technology One Ltd.
(Information Technology) 93,684
185,263 Telstra Group Ltd.
(Communication Services) 597,758
6,510 TPG Telecom Ltd.
(Communication Services) 16,010
51,113 Transurban Group (Industrials) 500,452
63,774 Vicinity Ltd. REIT (Real Estate) 102,885
5,721 Washington H Soul Pattinson &
Co. Ltd. (Financials) 141,894
18,364 Wesfarmers Ltd. (Consumer
Discretionary) 986,090
55,673 Westpac Banking Corp.
(Financials) 1,372,424
13,326 Whitehaven Coal Ltd. (Energy) 60,563
2,844 WiseTech Global Ltd.
(Information Technology) 136,189
31,001 Woodside Energy Group Ltd.
(Energy) 506,838
20,073 Woolworths Group Ltd.
(Consumer Staples) 385,965
7,871 Worley Ltd. (Industrials) 68,858
4,546 Yancoal Australia Ltd.
(Energy)
(a)
16,218
23,829,856

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Austria – 0.2%
1,165 ANDRITZ AG (Industrials) $ 84,165
1,229 BAWAG Group AG
(Financials)*
(a)
164,597
4,951 Erste Group Bank AG
(Financials) 540,975
553 EVN AG (Utilities) 17,039
2,313 OMV AG (Energy) 127,990
2,081 Raiffeisen Bank International
AG (Financials) 84,384
276 Strabag SE (Industrials) 24,696
1,097 Verbund AG (Utilities) 80,843
549 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) 31,443
1,829 voestalpine AG (Materials) 78,878
1,776 Wienerberger AG (Materials) 60,845
1,295,855
Belgium – 0.6%
360 Ackermans & van Haaren NV
(Industrials) 92,083
2,967 Ageas SA/NV (Financials) 202,814
15,654 Anheuser-Busch InBev SA/NV
(Consumer Staples) 963,228
1,898 Azelis Group NV (Industrials) 20,452
624 Colruyt Group NV (Consumer
Staples) 23,999
346 D’ieteren Group (Consumer
Discretionary) 60,233
717 Elia Group SA/NV (Utilities) 86,623
315 Financiere de Tubize SA (Health
Care) 76,770
1,222 Groupe Bruxelles Lambert NV
(Financials) 105,726
4,090 KBC Group NV (Financials) 503,857
7 Lotus Bakeries NV (Consumer
Staples) 62,879
248 Sofina SA (Financials) 69,997
1,160 Solvay SA (Materials) 37,022
1,160 Syensqo SA (Materials) 94,587
1,964 UCB SA (Health Care) 548,177
2,702 Warehouses De Pauw CVA
REIT (Real Estate) 70,179
3,018,626
Brazil – 1.2%
73,240 Ambev SA (Consumer Staples) 190,529
19,276 Axia Energia (Utilities) 226,917
87,609 B3 SA – Brasil Bolsa Balcao
(Financials) 247,093
24,214 Banco Bradesco SA (Financials) 76,224
19,504 Banco BTG Pactual SA
(Financials) 196,675
28,568 Banco do Brasil SA (Financials) 120,459
6,207 Banco Santander Brasil SA
(Financials) 39,833
11,159 BB Seguridade Participacoes
SA (Financials) 71,195
8,598 Caixa Seguridade Participacoes
SA (Financials) 25,907
Shares Description Value
a
Common Stocks – (continued)
Brazil – (continued)
7,549 Cia de Saneamento Basico do
Estado de Sao Paulo (Utilities) $ 199,251
12,415 Cia Paranaense de Energia
(Utilities) 31,600
3,119 CPFL Energia SA (Utilities) 28,410
7,459 CSN Mineracao SA (Materials) 7,566
11,400 Embraer SA (Industrials) 178,429
5,422 Energisa SA (Utilities) 50,260
9,973 Eneva SA (Utilities)* 37,124
4,067 Engie Brasil Energia SA
(Utilities) 23,520
19,559 Equatorial Energia SA
(Utilities) 146,165
5,200 Hapvida Participacoes e
Investimentos SA (Health
Care)*
(a)
14,131
8,229 Itau Unibanco Holding SA
(Financials) 58,785
15,258 Klabin SA (Materials) 50,573
14,300 Localiza Rent a Car SA
(Industrials) 121,397
17,425 Lojas Renner SA (Consumer
Discretionary) 51,754
16,590 Motiva Infraestrutura de
Mobilidade SA (Industrials) 50,113
3,069 Neoenergia SA (Utilities) 18,558
57,104 NU Holdings Ltd., Class A
(Financials)* 993,039
3,308 Pagseguro Digital Ltd., Class A
(Financials) 34,668
60,509 Petroleo Brasileiro SA -
Petrobras (Energy) 378,691
2,807 Porto Seguro SA (Financials) 24,539
13,354 PRIO SA (Energy)* 94,097
20,800 Raia Drogasil SA (Consumer
Staples) 92,843
11,072 Rede D’Or Sao Luiz SA (Health
Care)
(a)
98,200
20,244 Rumo SA (Industrials) 63,992
3,613 StoneCo Ltd., Class A
(Financials)* 60,879
11,514 Suzano SA (Materials) 102,896
13,440 Telefonica Brasil SA
(Communication Services) 88,741
13,200 TIM SA (Communication
Services) 61,958
8,628 TOTVS SA (Information
Technology) 69,580
12,021 Ultrapar Participacoes SA
(Consumer Discretionary) 49,608
59,600 Vale SA (Materials) 750,800
19,842 Vibra Energia SA (Consumer
Discretionary) 92,578
24,648 WEG SA (Industrials) 202,555
7,409 Wheaton Precious Metals Corp.
(Materials) 815,652
2,554 Yara International ASA
(Materials) 93,321
6,431,105

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Canada – 7.9%
8,208 Agnico Eagle Mines Ltd.
(Materials) $ 1,435,406
6,753 Alamos Gold, Inc., Class A
(Materials) 255,578
11,666 Alimentation Couche-Tard, Inc.
(Consumer Staples) 638,762
4,641 AltaGas Ltd. (Utilities) 143,553
9,476 ARC Resources Ltd. (Energy) 170,004
2,711 AtkinsRealis Group, Inc.
(Industrials) 168,663
11,711 Bank of Montreal (Financials) 1,486,168
20,312 Bank of Nova Scotia (The)
(Financials) 1,412,464
27,714 Barrick Mining Corp.
(Materials) 1,161,600
15,189 BCE, Inc. (Communication
Services)
(b)
358,683
1,424 Bombardier, Inc., Class B
(Industrials)* 237,076
6,473 Brookfield Asset Management
Ltd., Class A (Financials) 341,701
36,865 Brookfield Corp. (Financials) 1,744,810
876 Brookfield Wealth Solutions
Ltd. (Financials)* 41,543
5,280 CAE, Inc. (Industrials)* 144,797
7,092 Cameco Corp. (Energy)* 630,575
15,194 Canadian Imperial Bank of
Commerce (Financials) 1,316,948
9,134 Canadian National Railway Co.
(Industrials) 876,872
33,375 Canadian Natural Resources
Ltd. (Energy) 1,132,172
15,052 Canadian Pacific Kansas City
Ltd. (Industrials) 1,093,012
885 Canadian Tire Corp. Ltd., Class
A (Consumer Discretionary) 107,936
2,048 Canadian Utilities Ltd., Class A
(Utilities) 62,040
2,318 CCL Industries, Inc., Class B
(Materials) 142,085
1,857 Celestica, Inc. (Information
Technology)* 639,550
21,099 Cenovus Energy, Inc. (Energy) 377,316
3,315 CGI, Inc. (Information
Technology) 295,985
4,590 Choice Properties Real Estate
Investment Trust REIT (Real
Estate) 50,113
331 Constellation Software, Inc.
(Information Technology) 803,074
4,399 Dollarama, Inc. (Consumer
Discretionary) 630,953
4,889 Emera, Inc. (Utilities) 237,848
2,046 Empire Co. Ltd. (Consumer
Staples) 75,511
35,646 Enbridge, Inc. (Energy) 1,736,977
357 Fairfax Financial Holdings Ltd.
(Financials) 616,233
643 FirstService Corp. (Real Estate) 101,354
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
8,256 Fortis, Inc. (Utilities) $ 433,869
3,125 Franco-Nevada Corp.
(Materials) 654,904
2,551 George Weston Ltd. (Consumer
Staples) 175,361
2,142 Gildan Activewear, Inc.
(Consumer Discretionary)
(b)
123,214
4,438 Great-West Lifeco, Inc.
(Financials) 206,261
5,170 Hydro One Ltd. (Utilities)
(a)
203,010
1,509 iA Financial Corp., Inc.
(Financials) 178,670
1,455 IGM Financial, Inc. (Financials) 59,544
2,445 Imperial Oil Ltd. (Energy) 245,017
2,904 Intact Financial Corp.
(Financials) 594,528
3,759 Keyera Corp. (Energy) 121,745
19,728 Kinross Gold Corp. (Materials) 557,289
8,796 Loblaw Cos. Ltd. (Consumer
Staples) 391,200
1,613 Lundin Gold, Inc. (Materials) 136,267
4,410 Magna International, Inc.
(Consumer Discretionary) 216,348
27,755 Manulife Financial Corp.
(Financials) 984,929
3,510 Metro, Inc. (Consumer Staples) 252,439
6,398 National Bank of Canada
(Financials) 775,397
8,066 Nutrien Ltd. (Materials) 470,403
923 Onex Corp. (Financials) 73,692
4,103 Open Text Corp. (Information
Technology) 138,479
6,882 Pan American Silver Corp.
(Materials) 312,690
9,592 Pembina Pipeline Corp.
(Energy) 372,726
8,766 Power Corp. of Canada
(Financials) 447,402
2,504 Quebecor, Inc., Class B
(Communication Services) 94,588
3,011 RB Global, Inc. (Industrials) 295,689
4,966 Restaurant Brands International,
Inc. (Consumer Discretionary) 361,714
6,158 Rogers Communications,
Inc., Class B (Communication
Services) 241,320
23,040 Royal Bank of Canada
(Financials) 3,572,229
3,892 Saputo, Inc. (Consumer Staples) 110,586
19,266 Shopify, Inc., Class A
(Information Technology)* 3,084,937
1,862 Stantec, Inc. (Industrials) 179,502
9,184 Sun Life Financial, Inc.
(Financials)
(b)
545,684
19,837 Suncor Energy, Inc. (Energy) 894,198
16,943 TC Energy Corp. (Energy) 917,612
7,040 Teck Resources Ltd., Class B
(Materials) 300,427

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
25,240 TELUS Corp. (Communication
Services) $ 332,055
2,236 Thomson Reuters Corp.
(Industrials) 304,031
27,856 Toronto-Dominion Bank (The)
(Financials) 2,350,890
5,928 Tourmaline Oil Corp. (Energy) 273,512
2,161 WSP Global, Inc. (Industrials) 378,937
43,030,657
Chile – 0.2%
5,440 Antofagasta PLC (Materials) 198,797
727,109 Banco de Chile (Financials) 137,572
1,473 Banco de Credito e Inversiones
SA (Financials) 84,280
1,027,617 Banco Santander Chile
(Financials) 76,721
21,127 Cencosud SA (Consumer
Staples) 66,300
12,309 Cencosud Shopping SA (Real
Estate) 31,816
235,561 Cia Sud Americana de Vapores
SA (Industrials) 12,274
19,320 Empresas CMPC SA
(Materials) 27,039
6,905 Empresas Copec SA (Consumer
Discretionary) 49,104
316,033 Enel Americas SA (Utilities) 30,617
403,063 Enel Chile SA (Utilities) 31,242
13,071 Falabella SA (Consumer
Discretionary) 84,742
7,426,700 Latam Airlines Group SA
(Industrials) 179,253
10,880 Lundin Mining Corp.
(Materials) 203,778
7,709 Plaza SA (Real Estate) 26,507
4,663 Quinenco SA (Industrials) 22,966
1,263,008
China – 8.9%
6,551 360 Security Technology,
Inc., Class A (Information
Technology) 12,622
2,084 37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A (Communication
Services) 6,067
30,500 3SBio, Inc. (Health Care)*
(a)
122,461
11,580 AAC Technologies Holdings,
Inc. (Information Technology) 54,586
695 Accelink Technologies Co.
Ltd., Class A (Information
Technology) 5,961
230 ACM Research Shanghai,
Inc., Class A (Information
Technology) 5,137
571 Advanced Micro-Fabrication
Equipment Inc China, Class A
(Information Technology) 21,656
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,191 AECC Aero-Engine Control Co.
Ltd., Class A (Industrials) $ 3,173
2,481 AECC Aviation Power Co. Ltd.,
Class A (Industrials) 13,049
78,726 Agricultural Bank of China
Ltd., Class A (Financials) 89,540
504,041 Agricultural Bank of China
Ltd., Class H (Financials) 377,435
9,330 Aier Eye Hospital Group Co.
Ltd., Class A (Health Care) 15,178
595 AIMA Technology Group
Co. Ltd., Class A (Consumer
Discretionary) 2,593
7,047 Air China Ltd., Class A
(Industrials)* 8,005
26,591 Air China Ltd., Class H
(Industrials)*
(b)
21,620
1,825 Airtac International Group
(Industrials) 52,508
1,687 Aisino Corp., Class A
(Information Technology) 2,150
9,009 Akeso, Inc. (Health Care)*
(a)
142,212
263,428 Alibaba Group Holding Ltd.
(Consumer Discretionary) 5,126,046
81,650 Alibaba Health Information
Technology Ltd. (Consumer
Staples)* 58,414
12,308 Aluminum Corp. of China Ltd.,
Class A (Materials) 18,299
62,560 Aluminum Corp. of China Ltd.,
Class H (Materials) 84,291
384 Amlogic Shanghai Co.
Ltd., Class A (Information
Technology)* 4,918
5,955 Angang Steel Co. Ltd., Class A
(Materials)* 2,131
22,012 Angang Steel Co. Ltd., Class H
(Materials)* 5,570
794 Angel Yeast Co. Ltd., Class A
(Consumer Staples) 4,605
3,672 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 11,870
19,157 Anhui Conch Cement Co. Ltd.,
Class H (Materials) 57,627
6,000 Anhui Expressway Co. Ltd.,
Class H (Industrials) 10,650
1,390 Anhui Gujing Distillery Co.
Ltd., Class A (Consumer
Staples) 32,700
1,985 Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
(Consumer Discretionary)* 13,759
595 Anhui Kouzi Distillery Co. Ltd.,
Class A (Consumer Staples) 2,579
595 Anhui Yingjia Distillery Co.
Ltd., Class A (Consumer
Staples) 3,544
298 Anjoy Foods Group Co. Ltd.,
Class A (Consumer Staples) 3,434

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
387 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) $ 6,051
21,274 ANTA Sports Products Ltd.
(Consumer Discretionary) 231,851
1,092 Apeloa Pharmaceutical Co.
Ltd., Class A (Health Care) 2,472
4,000 Ascentage Pharma Group
International (Health Care)*
(a)
32,958
893 Asia - Potash International
Investment Guangzhou Co. Ltd.,
Class A (Materials)* 5,577
389 ASR Microelectronics Co.
Ltd., Class A (Information
Technology)* 5,046
298 Asymchem Laboratories Tianjin
Co. Ltd., Class A (Health Care) 3,910
430 Asymchem Laboratories Tianjin
Co. Ltd., Class H (Health
Care)
(a)
4,391
1,027 Atour Lifestyle Holdings Ltd.
ADR (Consumer Discretionary) 39,406
496 Autobio Diagnostics Co. Ltd.,
Class A (Health Care) 2,566
1,113 Autohome, Inc. ADR
(Communication Services) 26,445
1,787 Avary Holding Shenzhen Co.
Ltd., Class A (Information
Technology) 11,409
36,575 AviChina Industry &
Technology Co. Ltd., Class H
(Industrials)
(b)
18,227
595 AVICOPTER PLC, Class A
(Industrials) 2,981
5,161 BAIC BluePark New Energy
Technology Co. Ltd., Class A
(Consumer Discretionary)* 5,724
35,200 Baidu, Inc., Class A
(Communication Services)* 514,509
5,558 Baiyin Nonferrous Group Co.
Ltd., Class A (Materials) 3,868
19,752 Bank of Beijing Co. Ltd., Class
A (Financials) 15,871
3,672 Bank of Changsha Co. Ltd.,
Class A (Financials) 5,008
3,474 Bank of Chengdu Co. Ltd.,
Class A (Financials) 8,291
41,389 Bank of China Ltd., Class A
(Financials) 35,540
1,089,442 Bank of China Ltd., Class H
(Financials) 654,874
1,390 Bank of Chongqing Co. Ltd.,
Class A (Financials) 2,202
52,506 Bank of Communications Co.
Ltd., Class A (Financials) 56,376
119,308 Bank of Communications Co.
Ltd., Class H (Financials) 109,415
3,375 Bank of Guiyang Co. Ltd.,
Class A (Financials) 2,865
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
5,459 Bank of Hangzhou Co. Ltd.,
Class A (Financials) $ 12,039
15,881 Bank of Jiangsu Co. Ltd., Class
A (Financials) 24,083
9,628 Bank of Nanjing Co. Ltd., Class
A (Financials) 15,758
6,551 Bank of Ningbo Co. Ltd., Class
A (Financials) 26,291
13,201 Bank of Shanghai Co. Ltd.,
Class A (Financials) 18,451
3,375 Bank of Suzhou Co. Ltd., Class
A (Financials) 3,915
6,551 Bank of Zhengzhou Co. Ltd.,
Class A (Financials) 1,853
21,042 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 21,581
7,841 BBMG Corp., Class A
(Materials) 1,897
6,849 Beijing Capital Eco-
Environment Protection Group
Co. Ltd., Class A (Utilities) 2,926
575 Beijing Compass Technology
Development Co. Ltd., Class A
(Financials)* 9,974
3,871 Beijing Dabeinong Technology
Group Co. Ltd., Class A
(Consumer Staples) 2,212
496 Beijing Easpring Material
Technology Co. Ltd., Class A
(Industrials) 4,166
595 Beijing E-Hualu Information
Technology Co. Ltd., Class A
(Information Technology)* 1,619
2,680 Beijing Enlight Media Co.
Ltd., Class A (Communication
Services) 6,221
7,873 Beijing Enterprises Holdings
Ltd. (Utilities) 34,422
61,408 Beijing Enterprises Water
Group Ltd. (Utilities) 19,955
4,700 Beijing Fourth Paradigm
Technology Co. Ltd., Class H
(Information Technology)* 27,745
10,400 Beijing Geekplus Technology
Co. Ltd., Class H (Industrials)* 33,395
198 Beijing Huafeng Test & Control
Technology Co. Ltd., Class A
(Information Technology) 4,770
4,367 Beijing Jingneng Power Co.
Ltd., Class A (Utilities) 2,817
426 Beijing Kingsoft Office
Software, Inc., Class A
(Information Technology) 18,761
1,588 Beijing New Building Materials
PLC, Class A (Industrials) 5,686
2,382 Beijing Oriental Yuhong
Waterproof Technology Co.
Ltd., Class A (Materials) 4,219

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,375 Beijing Originwater Technology
Co. Ltd., Class A (Industrials) $ 2,039
387 Beijing Roborock Technology
Co. Ltd., Class A (Consumer
Discretionary) 8,331
1,787 Beijing Shiji Information
Technology Co. Ltd., Class A
(Information Technology) 3,059
3,375 Beijing Shougang Co. Ltd.,
Class A (Materials) 1,981
1,787 Beijing Tiantan Biological
Products Corp. Ltd., Class A
(Health Care) 4,371
1,290 Beijing Tongrentang Co. Ltd.,
Class A (Health Care) 6,104
1,787 Beijing Ultrapower Software
Co. Ltd., Class A (Information
Technology) 2,877
695 Beijing United Information
Technology Co. Ltd., Class A
(Industrials) 2,722
695 Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A (Health Care)* 4,721
2,581 Beijing Yanjing Brewery Co.
Ltd., Class A (Consumer
Staples) 4,400
40,794 Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
(Industrials) 29,374
7,444 Beiqi Foton Motor Co.
Ltd., Class A (Consumer
Discretionary)* 2,917
556 Bethel Automotive Safety
Systems Co. Ltd., Class A
(Consumer Discretionary) 3,538
397 Betta Pharmaceuticals Co. Ltd.,
Class A (Health Care) 2,760
397 BGI Genomics Co. Ltd., Class
A (Health Care)* 2,620
4,684 Bilibili, Inc., Class Z
(Communication Services)* 124,175
1,200 Bloks Group Ltd. (Consumer
Discretionary)* 11,760
429 Bloomage Biotechnology
Corp. Ltd., Class A (Consumer
Staples) 2,852
3,196 Bluefocus Intelligent
Communications Group Co.
Ltd., Class A (Communication
Services)* 4,851
1,092 Bluestar Adisseo Co., Class A
(Materials) 1,413
3,459 BOC Aviation Ltd.
(Industrials)
(a)
31,477
58,623 BOC Hong Kong Holdings Ltd.
(Financials) 282,061
2,581 BOC International China Co.
Ltd., Class A (Financials) 4,717
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
37,320 BOE Technology Group Co.
Ltd., Class A (Information
Technology) $ 20,379
48,387 Brilliance China Automotive
Holdings Ltd. (Consumer
Discretionary) 23,741
993 BTG Hotels Group Co.
Ltd., Class A (Consumer
Discretionary) 2,146
27,900 Budweiser Brewing Co. APAC
Ltd. (Consumer Staples)
(a)(b)
28,704
5,360 BYD Co. Ltd., Class A
(Consumer Discretionary) 72,162
57,640 BYD Co. Ltd., Class H
(Consumer Discretionary) 721,833
12,489 BYD Electronic International
Co. Ltd. (Information
Technology) 53,192
1,588 By-health Co. Ltd., Class A
(Consumer Staples) 2,738
8,409 C&D International Investment
Group Ltd. (Real Estate) 17,875
2,481 Caida Securities Co. Ltd., Class
A (Financials) 2,408
4,268 Caitong Securities Co. Ltd.,
Class A (Financials) 4,927
6,000 CALB Group Co. Ltd., Class H
(Consumer Discretionary)*
(a)
21,871
372 Cambricon Technologies Corp.
Ltd., Class A (Information
Technology)* 70,043
794 Canmax Technologies Co. Ltd.,
Class A (Materials) 5,834
542 Cathay Biotech, Inc., Class A
(Materials) 3,641
3,672 CECEP Solar Energy Co. Ltd.,
Class A (Utilities) 2,338
5,955 CECEP Wind-Power Corp.,
Class A (Utilities) 2,510
794 CETC Cyberspace Security
Technology Co. Ltd., Class A
(Information Technology) 1,983
14,293 CGN Power Co. Ltd., Class A
(Utilities) 7,623
176,015 CGN Power Co. Ltd., Class H
(Utilities)
(a)
68,502
397 Changchun High-Tech Industry
Group Co. Ltd., Class A (Health
Care) 5,575
5,062 Changjiang Securities Co. Ltd.,
Class A (Financials) 5,686
298 Changzhou Xingyu Automotive
Lighting Systems Co.
Ltd., Class A (Consumer
Discretionary) 5,079
1,787 Chaozhou Three-Circle Group
Co. Ltd., Class A (Information
Technology) 11,123

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,489 Chifeng Jilong Gold Mining Co.
Ltd., Class A (Materials) $ 6,740
2,800 Chifeng Jilong Gold Mining Co.
Ltd., Class H (Materials) 10,998
893 China Automotive Engineering
Research Institute Co.
Ltd., Class A (Consumer
Discretionary) 2,124
2,382 China Baoan Group Co. Ltd.,
Class A (Industrials) 3,410
139,603 China Cinda Asset Management
Co. Ltd., Class H (Financials)
(b)
24,027
4,863 China CITIC Bank Corp. Ltd.,
Class A (Financials) 5,338
131,151 China CITIC Bank Corp. Ltd.,
Class H (Financials) 120,781
206,000 China CITIC Financial Asset
Management Co., Ltd., Class H
(Financials)*
(a)
27,253
3,573 China Coal Energy Co. Ltd.,
Class A (Energy) 6,834
30,794 China Coal Energy Co. Ltd.,
Class H (Energy) 41,570
37,056 China Communications
Services Corp. Ltd., Class H
(Industrials) 23,179
21,033 China Construction Bank Corp.,
Class A (Financials) 28,742
1,539,723 China Construction Bank Corp.,
Class H (Financials) 1,615,744
7,369 China CSSC Holdings Ltd.,
Class A (Industrials) 35,829
9,826 China Eastern Airlines Corp.
Ltd., Class A (Industrials)* 7,006
31,705 China Eastern Airlines Corp.
Ltd., Class H (Industrials)* 18,692
30,372 China Energy Engineering
Corp. Ltd., Class A (Industrials) 10,097
95,353 China Energy Engineering
Corp. Ltd., Class H (Industrials) 13,840
3,275 China Enterprise Co. Ltd., Class
A (Real Estate)* 1,325
43,374 China Everbright Bank Co. Ltd.,
Class A (Financials) 22,150
121,294 China Everbright Bank Co. Ltd.,
Class H (Financials) 59,201
54,601 China Everbright Environment
Group Ltd. (Industrials) 35,206
55,270 China Feihe Ltd. (Consumer
Staples)
(a)
29,390
1,687 China Film Group Co. Ltd.,
Class A (Communication
Services) 4,126
6,352 China First Heavy Industries
Co. Ltd., Class A (Industrials)* 2,705
4,169 China Galaxy Securities Co.
Ltd., Class A (Financials) 9,377
56,531 China Galaxy Securities Co.
Ltd., Class H (Financials) 73,917
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
44,802 China Gas Holdings Ltd.
(Utilities) $ 49,488
3,900 China Gold International
Resources Corp. Ltd.
(Materials) 74,437
3,573 China Great Wall Securities Co.
Ltd., Class A (Financials) 5,105
2,978 China Greatwall Technology
Group Co. Ltd., Class A
(Information Technology)* 6,319
1,290 China Green Electricity
Investment of Tianjin Co. Ltd.,
Class A (Utilities) 1,522
46,548 China Hongqiao Group Ltd.
(Materials) 184,504
1,489 China International Capital
Corp. Ltd., Class A (Financials) 7,349
24,270 China International Capital
Corp. Ltd., Class H
(Financials)
(a)
59,104
2,084 China International Marine
Containers Group Co. Ltd.,
Class A (Industrials) 2,677
3,672 China Jushi Co. Ltd., Class A
(Materials) 7,745
1,985 China Life Insurance Co. Ltd.,
Class A (Financials) 12,221
111,641 China Life Insurance Co. Ltd.,
Class H (Financials) 385,157
6,157 China Literature Ltd.
(Communication Services)*
(a)(b)
29,687
55,497 China Longyuan Power Group
Corp. Ltd., Class H (Utilities) 49,042
20,554 China Medical System Holdings
Ltd. (Health Care) 35,112
48,306 China Mengniu Dairy Co. Ltd.
(Consumer Staples) 93,130
20,546 China Merchants Bank Co. Ltd.,
Class A (Financials) 124,835
61,879 China Merchants Bank Co. Ltd.,
Class H (Financials) 415,674
7,543 China Merchants Energy
Shipping Co. Ltd., Class A
(Energy) 9,401
2,283 China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
(Industrials) 3,213
20,619 China Merchants Port Holdings
Co. Ltd. (Industrials) 41,500
6,849 China Merchants Securities Co.
Ltd., Class A (Financials) 15,783
7,075 China Merchants Securities Co.
Ltd., Class H (Financials)
(a)(b)
13,331
7,146 China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A (Real Estate) 9,361
33,151 China Minsheng Banking Corp.
Ltd., Class A (Financials) 19,181

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
112,834 China Minsheng Banking Corp.
Ltd., Class H (Financials) $ 63,043
58,712 China National Building
Material Co. Ltd., Class H
(Materials) 39,440
5,657 China National Chemical
Engineering Co. Ltd., Class A
(Industrials) 5,962
695 China National Medicines Corp.
Ltd., Class A (Health Care) 2,841
17,667 China National Nuclear Power
Co. Ltd., Class A (Utilities) 21,568
794 China National Software &
Service Co. Ltd., Class A
(Information Technology)* 5,080
21,000 China Nonferrous Mining Corp.
Ltd. (Materials) 40,324
3,375 China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A (Materials) 21,485
1,290 China Oilfield Services Ltd.,
Class A (Energy) 2,549
30,095 China Oilfield Services Ltd.,
Class H (Energy) 28,025
61,649 China Overseas Land &
Investment Ltd. (Real Estate) 105,235
19,897 China Overseas Property
Holdings Ltd. (Real Estate) 12,625
6,849 China Pacific Insurance Group
Co. Ltd., Class A (Financials) 33,669
41,378 China Pacific Insurance Group
Co. Ltd., Class H (Financials) 164,117
31,265 China Petroleum & Chemical
Corp., Class A (Energy) 25,564
380,989 China Petroleum & Chemical
Corp., Class H (Energy) 215,804
4,764 China Petroleum Engineering
Corp., Class A (Energy) 2,271
80,140 China Power International
Development Ltd. (Utilities) 35,306
4,584 China Railway Construction
Heavy Industry Corp. Ltd.,
Class A (Industrials) 3,236
19,156 China Railway Group Ltd.,
Class A (Industrials) 14,715
67,210 China Railway Group Ltd.,
Class H (Industrials) 33,753
5,685 China Railway Signal &
Communication Corp.
Ltd., Class A (Information
Technology) 4,182
26,868 China Railway Signal &
Communication Corp.
Ltd., Class H (Information
Technology)
(a)
11,837
893 China Rare Earth Resources
And Technology Co. Ltd., Class
A (Materials)* 5,913
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
110,000 China Reinsurance Group
Corp., Class H (Financials) $ 22,606
14,818 China Resources Gas Group
Ltd. (Utilities) 43,432
47,927 China Resources Land Ltd.
(Real Estate) 185,661
1,229 China Resources
Microelectronics Ltd., Class A
(Information Technology) 8,072
9,767 China Resources Mixc Lifestyle
Services Ltd. (Real Estate)
(a)
55,599
25,779 China Resources
Pharmaceutical Group Ltd.
(Health Care)
(a)
15,860
29,623 China Resources Power
Holdings Co. Ltd. (Utilities) 70,694
1,509 China Resources Sanjiu
Medical & Pharmaceutical Co.
Ltd., Class A (Health Care) 5,998
218,893 China Ruyi Holdings Ltd.
(Communication Services)* 68,601
397 China Science Publishing
& Media Ltd., Class A
(Communication Services) 1,055
6,452 China Shenhua Energy Co. Ltd.,
Class A (Energy) 37,549
55,119 China Shenhua Energy Co. Ltd.,
Class H (Energy) 281,910
1,687 China South Publishing &
Media Group Co. Ltd., Class A
(Communication Services) 2,651
10,422 China Southern Airlines Co.
Ltd., Class A (Industrials)* 9,996
26,897 China Southern Airlines Co.
Ltd., Class H (Industrials)* 18,206
2,680 China Southern Power Grid
Energy Efficiency & Clean
Energy Co. Ltd., Class A
(Industrials) 1,831
1,489 China Southern Power Grid
Energy Storage Co. Ltd., Class
A (Utilities) 2,620
41,786 China State Construction
Engineering Corp. Ltd., Class A
(Industrials) 30,738
29,455 China State Construction
International Holdings Ltd.
(Industrials) 35,147
893 China Suntien Green Energy
Corp. Ltd., Class A (Energy) 973
18,681 China Suntien Green Energy
Corp. Ltd., Class H (Energy) 10,390
23,142 China Taiping Insurance
Holdings Co. Ltd. (Financials) 51,631
28,585 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 16,903

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,985 China Tourism Group Duty Free
Corp. Ltd., Class A (Consumer
Discretionary) $ 22,192
1,390 China Tourism Group Duty Free
Corp. Ltd., Class H (Consumer
Discretionary)
(a)(b)
12,997
72,091 China Tower Corp. Ltd., Class
H (Communication Services)
(a)
113,985
31,662 China United Network
Communications Ltd., Class A
(Communication Services) 24,187
9,032 China Vanke Co. Ltd., Class A
(Real Estate)* 6,874
36,200 China Vanke Co. Ltd., Class H
(Real Estate)*
(b)
16,925
4,764 China XD Electric Co. Ltd.,
Class A (Industrials) 5,614
23,325 China Yangtze Power Co. Ltd.,
Class A (Utilities) 92,324
496 China Zhenhua Group Science
& Technology Co. Ltd., Class A
(Information Technology) 3,321
20,049 China Zheshang Bank Co. Ltd.,
Class A (Financials) 8,707
32,407 China Zheshang Bank Co. Ltd.,
Class H (Financials)
(b)
10,906
794 Chinalin Securities Co. Ltd.,
Class A (Financials) 1,668
496 Chongqing Brewery Co. Ltd.,
Class A (Consumer Staples) 3,730
13,598 Chongqing Changan
Automobile Co. Ltd., Class A
(Consumer Discretionary) 22,968
3,474 Chongqing Qianli Technology
Co. Ltd., Class A (Consumer
Discretionary)* 5,268
8,238 Chongqing Rural Commercial
Bank Co. Ltd., Class A
(Financials) 7,575
36,854 Chongqing Rural Commercial
Bank Co. Ltd., Class H
(Financials) 29,727
1,687 Chongqing Water Group Co.
Ltd., Class A (Utilities) 1,122
2,382 Chongqing Zhifei Biological
Products Co. Ltd., Class A
(Health Care) 6,928
28,209 Chow Tai Fook Jewellery Group
Ltd. (Consumer Discretionary) 49,457
80,708 CITIC Ltd. (Industrials) 126,158
1,687 Citic Pacific Special Steel
Group Co. Ltd., Class A
(Materials) 3,616
12,208 CITIC Securities Co. Ltd., Class
A (Financials) 47,648
29,176 CITIC Securities Co. Ltd., Class
H (Financials) 100,206
16,476 CMOC Group Ltd., Class A
(Materials) 37,828
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
60,327 CMOC Group Ltd., Class H
(Materials) $ 125,216
834 CNGR Advanced Material Co.
Ltd., Class A (Industrials) 4,962
5,657 CNOOC Energy Technology &
Services Ltd., Class A (Energy) 2,993
5,062 CNPC Capital Co. Ltd., Class A
(Financials) 6,559
4,367 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 230,553
1,900 Contemporary Amperex
Technology Co. Ltd., Class H
(Industrials)
(b)
115,187
9,231 COSCO SHIPPING
Development Co. Ltd., Class A
(Industrials) 3,317
3,176 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A (Energy) 5,427
21,531 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (Energy) 28,761
12,804 COSCO SHIPPING Holdings
Co. Ltd., Class A (Industrials) 26,463
40,885 COSCO SHIPPING Holdings
Co. Ltd., Class H (Industrials) 69,581
35,802 Country Garden Services
Holdings Co. Ltd. (Real Estate) 29,338
22,729 CRRC Corp. Ltd., Class A
(Industrials) 23,375
72,632 CRRC Corp. Ltd., Class H
(Industrials) 57,653
2,779 CSC Financial Co. Ltd., Class A
(Financials) 9,746
14,182 CSC Financial Co. Ltd., Class H
(Financials)
(a)
21,786
1,072 CSPC Innovation
Pharmaceutical Co. Ltd., Class
A (Health Care) 4,924
132,664 CSPC Pharmaceutical Group
Ltd. (Health Care) 134,784
1,290 CSSC Science & Technology
Co. Ltd., Class A (Industrials) 2,246
14,094 Daqin Railway Co. Ltd., Class
A (Industrials) 10,926
1,092 DaShenLin Pharmaceutical
Group Co. Ltd., Class A
(Consumer Staples) 2,730
8,040 Datang International Power
Generation Co. Ltd., Class A
(Utilities) 4,015
44,210 Datang International Power
Generation Co. Ltd., Class H
(Utilities) 13,117
2,978 DHC Software Co. Ltd., Class
A (Information Technology) 4,276
992 Do-Fluoride New Materials Co.
Ltd., Class A (Materials) 4,848

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
595 Dong-E-E-Jiao Co. Ltd., Class
A (Health Care) $ 3,979
2,581 Dongfang Electric Corp. Ltd.,
Class A (Industrials) 7,835
5,304 Dongfang Electric Corp. Ltd.,
Class H (Industrials)
(b)
14,579
397 Dongguan Yiheda Automation
Co. Ltd., Class A (Industrials) 1,432
2,978 Dongxing Securities Co. Ltd.,
Class A (Financials) 5,531
900 Duality Biotherapeutics, Inc.
(Health Care)*
(b)
39,928
15,781 East Money Information Co.
Ltd., Class A (Financials) 52,239
257 Eastroc Beverage Group Co.
Ltd., Class A (Consumer
Staples) 9,586
5,161 Easyhome New Retail Group
Co. Ltd., Class A (Consumer
Discretionary)* 2,227
496 Ecovacs Robotics Co.
Ltd., Class A (Consumer
Discretionary) 5,514
496 Empyrean Technology Co.
Ltd., Class A (Information
Technology) 7,339
12,661 ENN Energy Holdings Ltd.
(Utilities) 115,379
2,184 ENN Natural Gas Co. Ltd.,
Class A (Utilities) 6,581
973 Eoptolink Technology, Inc.
Ltd., Class A (Information
Technology) 47,873
1,886 Eve Energy Co. Ltd., Class A
(Industrials) 19,052
3,573 Everbright Securities Co. Ltd.,
Class A (Financials) 8,759
9,517 Everdisplay Optronics Shanghai
Co. Ltd., Class A (Information
Technology)* 3,702
3,672 Fangda Carbon New Material
Co. Ltd., Class A (Industrials) 3,325
39,865 Far East Horizon Ltd.
(Financials) 40,758
1,132 Farasis Energy Gan Zhou Co.
Ltd., Class A (Industrials)* 2,629
2,283 FAW Jiefang Group Co. Ltd.,
Class A (Industrials) 2,316
1,092 Fiberhome Telecommunication
Technologies Co. Ltd., Class A
(Information Technology) 3,531
3,871 First Capital Securities Co. Ltd.,
Class A (Financials) 3,768
1,489 Flat Glass Group Co. Ltd., Class
A (Information Technology) 3,400
6,572 Flat Glass Group Co. Ltd., Class
H (Information Technology)* 8,821
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
13,399 Focus Media Information
Technology Co. Ltd., Class A
(Communication Services) $ 13,932
4,268 Foshan Haitian Flavouring
& Food Co. Ltd., Class A
(Consumer Staples) 22,315
2,800 Foshan Haitian Flavouring
& Food Co. Ltd., Class H
(Consumer Staples) 11,595
32,526 Fosun International Ltd.
(Industrials) 20,304
7,742 Founder Securities Co. Ltd.,
Class A (Financials) 8,488
10,422 Foxconn Industrial Internet
Co. Ltd., Class A (Information
Technology) 89,522
2,084 Fujian Funeng Co. Ltd., Class A
(Utilities) 2,913
1,191 Fujian Sunner Development
Co. Ltd., Class A (Consumer
Staples) 2,723
12,191 Full Truck Alliance Co. Ltd.
ADR (Industrials) 138,368
1,886 Fuyao Glass Industry Group
Co. Ltd., Class A (Consumer
Discretionary) 17,577
10,081 Fuyao Glass Industry Group
Co. Ltd., Class H (Consumer
Discretionary)
(a)
87,207
1,696 GalaxyCore, Inc., Class A
(Information Technology) 3,510
496 Gan & Lee Pharmaceuticals Co.
Ltd., Class A (Health Care) 4,467
1,489 Ganfeng Lithium Group Co.
Ltd., Class A (Materials) 13,176
6,756 Ganfeng Lithium Group Co.
Ltd., Class H (Materials)
(a)
42,503
99 G-bits Network Technology
Xiamen Co. Ltd., Class A
(Communication Services) 6,011
16,675 GD Power Development Co.
Ltd., Class A (Utilities) 13,281
15,800 GDS Holdings Ltd., Class A
(Information Technology)* 67,538
94,652 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 205,945
4,764 GEM Co. Ltd., Class A
(Industrials) 5,088
4,169 Gemdale Corp., Class A (Real
Estate)* 2,041
19,010 Genscript Biotech Corp. (Health
Care)* 36,406
5,459 GF Securities Co. Ltd., Class A
(Financials) 16,325
16,840 GF Securities Co. Ltd., Class H
(Financials)
(b)
36,424
6,204 Giant Biogene Holding Co. Ltd.
(Consumer Staples)
(a)
28,830

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,886 Giant Network Group Co.
Ltd., Class A (Communication
Services) $ 10,976
695 GigaDevice Semiconductor,
Inc., Class A (Information
Technology) 19,958
397 Ginlong Technologies Co. Ltd.,
Class A (Industrials) 4,071
1,290 Glodon Co. Ltd., Class A
(Information Technology) 2,345
3,176 GoerTek, Inc., Class A
(Information Technology) 13,492
3,176 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 6,924
12,065 Goldwind Science &
Technology Co. Ltd., Class H
(Industrials) 18,937
806 Goneo Group Co. Ltd., Class A
(Industrials) 4,886
1,687 Gotion High-tech Co. Ltd.,
Class A (Industrials) 9,329
2,581 Great Wall Motor Co.
Ltd., Class A (Consumer
Discretionary) 7,996
38,527 Great Wall Motor Co.
Ltd., Class H (Consumer
Discretionary) 74,079
5,657 Gree Electric Appliances, Inc.
of Zhuhai, Class A (Consumer
Discretionary) 32,299
9,925 Greenland Holdings Corp. Ltd.,
Class A (Real Estate)* 2,429
16,208 Greentown China Holdings Ltd.
(Real Estate) 18,486
2,283 GRG Banking Equipment Co.
Ltd., Class A (Information
Technology) 3,982
2,283 Guangdong Construction
Engineering Group Co. Ltd.,
Class A (Industrials) 1,247
2,084 Guangdong Electric Power
Development Co. Ltd., Class A
(Utilities) 1,350
1,687 Guangdong Haid Group Co.
Ltd., Class A (Consumer
Staples) 13,317
45,266 Guangdong Investment Ltd.
(Utilities) 43,489
6,055 Guanghui Energy Co. Ltd.,
Class A (Energy) 4,283
2,978 Guangzhou Automobile Group
Co. Ltd., Class A (Consumer
Discretionary) 3,897
46,482 Guangzhou Automobile Group
Co. Ltd., Class H (Consumer
Discretionary) 24,717
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,184 Guangzhou Baiyun
International Airport Co. Ltd.,
Class A (Industrials) $ 2,981
1,290 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A (Health Care) 4,708
3,429 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H (Health Care) 8,293
2,481 Guangzhou Development
Group, Inc., Class A (Energy) 2,369
2,184 Guangzhou Haige
Communications Group, Inc.
Co., Class A (Information
Technology) 3,711
3,375 Guangzhou Port Co. Ltd., Class
A (Industrials) 1,571
695 Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
(Information Technology) 3,773
1,787 Guangzhou Tinci Materials
Technology Co. Ltd., Class A
(Materials) 10,428
3,275 Guangzhou Yuexiu Capital
Holdings Group Co. Ltd., Class
A (Financials) 3,350
2,184 Guolian Minsheng Securities
Co. Ltd., Class A (Financials) 3,161
6,490 Guolian Minsheng Securities
Co. Ltd., Class H (Financials)
(b)
4,443
4,863 Guosen Securities Co. Ltd.,
Class A (Financials) 8,916
13,000 Guotai Haitong Securities Co.
Ltd., Class A (Financials) 35,236
32,400 Guotai Haitong Securities Co.
Ltd., Class H (Financials)
(a)
64,712
4,069 Guoyuan Securities Co. Ltd.,
Class A (Financials) 4,726
3,160 H World Group Ltd. ADR
(Consumer Discretionary) 145,676
5,856 Haier Smart Home Co.
Ltd., Class A (Consumer
Discretionary) 22,848
37,977 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) 129,653
40,099 Hainan Airlines Holding Co.
Ltd., Class A (Industrials)* 9,814
10,620 Hainan Airport Infrastructure
Co. Ltd., Class A (Real Estate) 7,437
496 Haisco Pharmaceutical Group
Co. Ltd., Class A (Health Care) 4,197
10,368 Haitian International Holdings
Ltd. (Industrials) 29,057
993 Han’s Laser Technology
Industry Group Co. Ltd., Class
A (Industrials) 5,165
1,251 Hangcha Group Co. Ltd., Class
A (Industrials) 4,470

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,878 Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A (Real
Estate) $ 4,100
595 Hangzhou Chang Chuan
Technology Co. Ltd., Class A
(Information Technology) 6,490
2,362 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology) 4,715
1,092 Hangzhou GreatStar Industrial
Co., Ltd., Class A (Consumer
Discretionary) 4,854
595 Hangzhou Lion
Microelectronics Co. Ltd., Class
A (Information Technology)* 2,478
893 Hangzhou Oxygen Plant Group
Co. Ltd., Class A (Materials) 3,372
893 Hangzhou Robam Appliances
Co. Ltd., Class A (Consumer
Discretionary) 2,588
1,290 Hangzhou Silan
Microelectronics Co. Ltd., Class
A (Information Technology) 5,097
695 Hangzhou Tigermed Consulting
Co. Ltd., Class A (Health Care) 5,015
1,921 Hangzhou Tigermed Consulting
Co. Ltd., Class H (Health
Care)
(a)
9,721
17,854 Hansoh Pharmaceutical Group
Co. Ltd. (Health Care)
(a)
92,233
595 Haohua Chemical Science &
Technology Co. Ltd., Class A
(Materials) 2,539
893 Hebei Hengshui Laobaigan
Liquor Co. Ltd., Class A
(Consumer Staples) 2,068
278 Hebei Sinopack Electronic
Technology Co. Ltd., Class A
(Information Technology) 2,074
1,092 Hebei Yangyuan Zhihui
Beverage Co. Ltd., Class A
(Consumer Staples) 4,202
794 Hefei Meiya Optoelectronic
Technology, Inc., Class A
(Industrials) 2,231
1,687 Heilongjiang Agriculture
Co. Ltd., Class A (Consumer
Staples) 3,542
2,084 Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A (Materials) 7,229
2,779 Henan Shuanghui Investment &
Development Co. Ltd., Class A
(Consumer Staples) 10,611
9,711 Hengan International Group Co.
Ltd. (Consumer Staples) 34,999
1,489 Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
(Information Technology) 4,105
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
5,062 Hengli Petrochemical Co. Ltd.,
Class A (Materials) $ 13,541
2,283 Hengtong Optic-electric Co.
Ltd., Class A (Information
Technology) 6,388
3,375 Hengyi Petrochemical Co. Ltd.,
Class A (Materials) 3,500
1,829 Hesai Group ADR (Consumer
Discretionary)* 35,172
9,628 Hesteel Co. Ltd., Class A
(Materials) 3,119
893 Hisense Home Appliances
Group Co. Ltd., Class A
(Consumer Discretionary) 3,350
5,193 Hisense Home Appliances
Group Co. Ltd., Class H
(Consumer Discretionary)
(b)
16,982
1,191 Hisense Visual Technology
Co. Ltd., Class A (Consumer
Discretionary) 4,365
496 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) 22,537
3,474 HLA Group Corp. Ltd., Class A
(Consumer Discretionary) 3,027
2,084 Hongta Securities Co. Ltd.,
Class A (Financials) 2,535
139,800 Horizon Robotics (Information
Technology)* 141,495
595 Hoshine Silicon Industry Co.
Ltd., Class A (Materials) 4,739
11,289 Hua Hong Semiconductor
Ltd., Class H (Information
Technology)*
(a)
108,024
4,367 Huaan Securities Co. Ltd., Class
A (Financials) 3,917
8,000 Huadian Power International
Corp. Ltd., Class A (Utilities) 5,828
25,438 Huadian Power International
Corp. Ltd., Class H (Utilities) 14,540
1,588 Huadong Medicine Co. Ltd.,
Class A (Health Care) 9,435
4,566 Huafon Chemical Co. Ltd.,
Class A (Materials) 6,078
893 Huagong Tech Co. Ltd., Class A
(Information Technology) 9,200
2,283 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 3,972
1,687 Hualan Biological Engineering,
Inc., Class A (Health Care) 3,716
397 Huali Industrial Group Co.
Ltd., Class A (Consumer
Discretionary) 3,431
4,268 Huaneng Lancang River
Hydropower, Inc., Class A
(Utilities) 5,718
8,139 Huaneng Power International,
Inc., Class A (Utilities) 8,958

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
66,075 Huaneng Power International,
Inc., Class H (Utilities) $ 52,703
900 Huaqin Technology Co.
Ltd., Class A (Information
Technology) 11,170
7,345 Huatai Securities Co. Ltd.,
Class A (Financials) 21,924
22,272 Huatai Securities Co. Ltd.,
Class H (Financials)
(a)
52,350
2,382 Huaxi Securities Co. Ltd., Class
A (Financials) 3,258
12,109 Huaxia Bank Co. Ltd., Class A
(Financials) 11,871
298 Huaxia Eye Hospital Group Co.
Ltd., Class A (Health Care) 800
1,290 Huaxin Cement Co. Ltd., Class
A (Materials) 4,091
2,878 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) 7,907
3,672 Hubei Energy Group Co. Ltd.,
Class A (Utilities) 2,400
496 Hubei Feilihua Quartz Glass Co.
Ltd., Class A (Materials) 5,496
893 Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A (Health Care) 3,317
993 Hubei Xingfa Chemicals Group
Co. Ltd., Class A (Materials) 4,565
595 Huizhou Desay Sv Automotive
Co. Ltd., Class A (Consumer
Discretionary) 9,258
1,489 Humanwell Healthcare Group
Co. Ltd., Class A (Health Care) 4,072
6,352 Hunan Valin Steel Co. Ltd.,
Class A (Materials) 5,005
397 Hunan Yuneng New Energy
Battery Material Co. Ltd., Class
A (Industrials) 4,297
1,787 Hundsun Technologies,
Inc., Class A (Information
Technology) 7,412
2,243 Hygon Information Technology
Co. Ltd., Class A (Information
Technology) 68,950
1,390 IEIT Systems Co. Ltd., Class A
(Information Technology) 12,111
2,184 Iflytek Co. Ltd., Class A
(Information Technology) 15,300
794 IKD Co. Ltd., Class A
(Consumer Discretionary) 2,159
278 Imeik Technology Development
Co. Ltd., Class A (Health Care) 5,717
61,439 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 70,487
1,109,380 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 917,644
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
20,744 Industrial Bank Co. Ltd., Class
A (Financials) $ 61,948
8,040 Industrial Securities Co. Ltd.,
Class A (Financials) 7,700
496 Ingenic Semiconductor Co.
Ltd., Class A (Information
Technology) 5,571
42,382 Inner Mongolia BaoTou
Steel Union Co. Ltd., Class A
(Materials) 14,569
3,375 Inner Mongolia Berun Chemical
Co. Ltd., Class A (Materials) 3,390
1,886 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 6,945
1,390 Inner Mongolia ERDOS
Resources Co. Ltd., Class A
(Materials) 2,181
7,841 Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co. Ltd., Class A
(Materials) 5,413
6,055 Inner Mongolia MengDian
HuaNeng Thermal Power Corp.
Ltd., Class A (Utilities) 3,889
6,352 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
(Consumer Staples) 26,400
3,800 InnoScience Suzhou Technology
Holding Co. Ltd., Class H
(Information Technology)* 33,531
1,985 Innovation New Material
Technology Co. Ltd., Class A
(Materials) 1,219
23,817 Innovent Biologics, Inc. (Health
Care)*
(a)
287,862
7,726 iQIYI, Inc. ADR
(Communication Services)* 16,920
389 iRay Group, Class A (Health
Care) 5,713
893 Isoftstone Information
Technology Group Co.
Ltd., Class A (Information
Technology) 6,019
3,077 JA Solar Technology Co.
Ltd., Class A (Information
Technology)* 5,254
794 Jafron Biomedical Co. Ltd.,
Class A (Health Care) 2,284
794 Jason Furniture Hangzhou
Co. Ltd., Class A (Consumer
Discretionary) 3,553
1,687 JCET Group Co. Ltd., Class A
(Information Technology) 8,570
595 JCHX Mining Management Co.
Ltd., Class A (Materials) 5,320
16,240 JD Health International, Inc.
(Consumer Staples)*
(a)
127,449

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
29,829 JD Logistics, Inc.
(Industrials)*
(a)
$ 46,627
46,928 JD.com, Inc., Class A
(Consumer Discretionary) 702,208
2,000 JF SmartInvest Holdings Ltd.
(Financials) 14,077
5,062 Jiangsu Eastern Shenghong Co.
Ltd., Class A (Materials)* 6,882
1,390 Jiangsu Expressway Co. Ltd.,
Class A (Industrials) 2,562
19,058 Jiangsu Expressway Co. Ltd.,
Class H (Industrials) 24,503
1,191 Jiangsu Guoxin Corp. Ltd.,
Class A (Utilities) 1,309
1,191 Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Industrials) 17,067
6,352 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 55,784
3,200 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
H (Health Care)*
(b)
30,333
1,191 Jiangsu King's Luck Brewery
JSC Ltd., Class A (Consumer
Staples) 6,367
893 Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A (Health Care) 3,079
595 Jiangsu Pacific Quartz Co.
Ltd., Class A (Information
Technology) 3,067
1,985 Jiangsu Phoenix Publishing
& Media Corp. Ltd., Class A
(Communication Services) 2,805
496 Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
(Consumer Discretionary) 4,643
1,489 Jiangsu Yanghe Distillery
Co. Ltd., Class A (Consumer
Staples) 13,944
397 Jiangsu Yangnong Chemical Co.
Ltd., Class A (Materials) 3,510
397 Jiangsu Yoke Technology Co.
Ltd., Class A (Materials) 3,899
893 Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A (Health Care) 4,510
3,176 Jiangsu Zhongtian Technology
Co. Ltd., Class A (Industrials) 7,112
1,886 Jiangxi Copper Co. Ltd., Class
A (Materials) 9,986
17,929 Jiangxi Copper Co. Ltd., Class
H (Materials) 70,651
2,481 Jinduicheng Molybdenum Co.
Ltd., Class A (Materials) 4,886
6,075 Jinko Solar Co. Ltd., Class A
(Information Technology)* 4,838
298 JiuGui Liquor Co. Ltd., Class A
(Consumer Staples) 2,453
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,077 Jizhong Energy Resources Co.
Ltd., Class A (Energy) $ 2,573
1,092 JL Mag Rare-Earth Co. Ltd.,
Class A (Industrials) 5,218
1,787 Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
(Health Care) 3,122
4,660 Jointown Pharmaceutical Group
Co. Ltd., Class A (Health Care) 3,230
695 Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A (Consumer Staples) 1,735
2,084 Juneyao Airlines Co. Ltd., Class
A (Industrials) 3,768
5,060 Kanzhun Ltd. ADR (Industrials) 111,826
33,700 KE Holdings, Inc., Class A
(Real Estate) 195,042
198 Keboda Technology Co.
Ltd., Class A (Consumer
Discretionary) 2,039
1,787 Keda Industrial Group Co. Ltd.,
Class A (Industrials) 3,382
46,064 Kingdee International Software
Group Co. Ltd. (Information
Technology)* 83,542
2,481 Kingfa Sci & Tech Co. Ltd.,
Class A (Materials) 6,377
1,985 Kingnet Network Co. Ltd.,
Class A (Communication
Services) 6,268
32,000 Kingsoft Cloud Holdings Ltd.
(Information Technology)*
(b)
26,264
15,747 Kingsoft Corp. Ltd.
(Communication Services) 57,927
46,362 Kuaishou Technology
(Communication Services)
(a)
403,738
1,985 Kuang-Chi Technologies Co.
Ltd., Class A (Industrials)* 12,681
61,029 Kunlun Energy Co. Ltd.
(Utilities) 58,242
1,092 Kunlun Tech Co. Ltd., Class A
(Communication Services)* 6,720
1,191 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 244,385
1,489 Lao Feng Xiang Co. Ltd., Class
A (Consumer Discretionary) 9,426
500 Laopu Gold Co. Ltd., Class H
(Consumer Discretionary) 43,189
2,184 LB Group Co. Ltd., Class A
(Materials) 5,672
78,861 Lenovo Group Ltd. (Information
Technology) 98,050
4,566 Lens Technology Co. Ltd., Class
A (Information Technology) 17,763
4,800 Lens Technology Co. Ltd., Class
H (Information Technology) 14,834
1,687 Lepu Medical Technology
Beijing Co. Ltd., Class A
(Health Care) 3,804

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
695 Levima Advanced Materials
Corp., Class A (Materials) $ 1,902
19,362 Li Auto, Inc., Class A
(Consumer Discretionary)* 178,932
38,359 Li Ning Co. Ltd. (Consumer
Discretionary) 85,531
15,881 Liaoning Port Co. Ltd., Class A
(Industrials) 3,639
6,452 Lingyi iTech Guangdong
Co., Class A (Information
Technology) 12,687
595 Livzon Pharmaceutical Group,
Inc., Class A (Health Care) 2,992
2,285 Livzon Pharmaceutical Group,
Inc., Class H (Health Care) 9,016
7,543 LONGi Green Energy
Technology Co. Ltd., Class A
(Information Technology)* 19,815
2,689 Lufax Holding Ltd. ADR
(Financials)* 6,723
1,787 Luxi Chemical Group Co. Ltd.,
Class A (Materials) 3,805
7,146 Luxshare Precision Industry
Co. Ltd., Class A (Information
Technology) 58,410
1,489 Luzhou Laojiao Co. Ltd., Class
A (Consumer Staples) 28,622
1,687 Mango Excellent Media Co.
Ltd., Class A (Communication
Services) 6,186
1,800 Mao Geping Cosmetics Co.
Ltd., Class H (Consumer
Staples) 20,981
496 Maxscend Microelectronics
Co. Ltd., Class A (Information
Technology) 4,856
2,680 Meihua Holdings Group Co.
Ltd., Class A (Materials) 3,844
3,573 Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
(Health Care) 2,704
52,000 Meitu, Inc. (Communication
Services)*
(a)
57,439
88,753 Meituan, Class B (Consumer
Discretionary)*
(a)
1,168,463
16,675 Metallurgical Corp. of China
Ltd., Class A (Industrials) 7,501
44,777 Metallurgical Corp. of China
Ltd., Class H (Industrials) 12,480
6,948 Midea Group Co. Ltd., Class A
(Consumer Discretionary) 78,494
10,000 Midea Group Co. Ltd., Class H
(Consumer Discretionary) 113,671
2,084 Ming Yang Smart Energy Group
Ltd., Class A (Industrials) 4,001
7,878 MINISO Group Holding Ltd.
(Consumer Discretionary) 39,321
4,169 Minmetals Capital Co. Ltd.,
Class A (Financials) 3,261
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
11,819 Minth Group Ltd. (Consumer
Discretionary) $ 51,675
700 Mixue Group, Class H
(Consumer Discretionary)*
(b)
38,212
64,000 MMG Ltd. (Materials)* 56,802
1,050 Montage Technology Co.
Ltd., Class A (Information
Technology) 17,602
5,459 Muyuan Foods Co. Ltd., Class
A (Consumer Staples) 39,192
5,757 Nanjing Iron & Steel Co. Ltd.,
Class A (Materials) 4,487
1,390 Nanjing King-Friend
Biochemical Pharmaceutical
Co. Ltd., Class A (Health Care) 1,905
3,375 Nanjing Securities Co. Ltd.,
Class A (Financials) 3,834
8,040 NARI Technology Co. Ltd.,
Class A (Industrials) 25,204
2,522 National Silicon Industry Group
Co. Ltd., Class A (Information
Technology)* 7,560
669 NAURA Technology Group
Co. Ltd., Class A (Information
Technology) 40,496
2,184 NavInfo Co. Ltd., Class A
(Information Technology)* 2,635
1,050 NetEase Cloud Music, Inc.
(Communication Services)*
(a)
26,056
28,475 NetEase, Inc. (Communication
Services) 782,682
1,588 New China Life Insurance Co.
Ltd., Class A (Financials) 14,752
15,052 New China Life Insurance Co.
Ltd., Class H (Financials) 89,667
4,169 New Hope Liuhe Co. Ltd.,
Class A (Consumer Staples) 5,550
23,310 New Oriental Education
& Technology Group, Inc.
(Consumer Discretionary) 120,658
1,290 Ninestar Corp., Class A
(Information Technology)* 3,394
778 Ningbo Deye Technology Co.
Ltd., Class A (Industrials) 8,915
1,290 Ningbo Joyson Electronic
Corp., Class A (Consumer
Discretionary) 4,876
595 Ningbo Orient Wires & Cables
Co. Ltd., Class A (Industrials) 4,865
1,290 Ningbo Sanxing Medical
Electric Co. Ltd., Class A
(Industrials) 4,133
2,084 Ningbo Shanshan Co. Ltd.,
Class A (Materials)* 3,794
1,439 Ningbo Tuopu Group Co.
Ltd., Class A (Consumer
Discretionary) 12,827
5,459 Ningbo Zhoushan Port Co. Ltd.,
Class A (Industrials) 2,896

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,154 Ningxia Baofeng Energy Group
Co. Ltd., Class A (Materials) $ 15,670
29,090 NIO, Inc., Class A (Consumer
Discretionary)* 162,607
29,548 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(a)
185,282
1,290 North Industries Group Red
Arrow Co. Ltd., Class A
(Industrials)* 3,383
4,069 Offshore Oil Engineering Co.
Ltd., Class A (Energy) 3,114
2,978 OFILM Group Co. Ltd., Class A
(Information Technology)* 4,752
1,191 OmniVision Integrated
Circuits Group, Inc., Class A
(Information Technology) 20,129
1,592 Onewo, Inc., Class H (Real
Estate) 4,135
496 Oppein Home Group,
Inc., Class A (Consumer
Discretionary) 3,732
6,849 Orient Securities Co. Ltd., Class
A (Financials) 10,086
13,070 Orient Securities Co. Ltd., Class
H (Financials)
(a)
11,466
3,176 Oriental Pearl Group Co. Ltd.,
Class A (Communication
Services) 4,367
794 Ovctek China, Inc., Class A
(Health Care) 1,766
6,352 Pacific Securities Co. Ltd.
(The), Class A (Financials)* 3,711
8,040 Pangang Group Vanadium
Titanium & Resources Co. Ltd.,
Class A (Materials)* 3,480
12,422 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 1,441,946
992 People.cn Co. Ltd., Class A
(Communication Services) 2,943
9,032 People’s Insurance Co. Group
of China Ltd. (The), Class A
(Financials) 11,065
143,175 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 129,648
1,787 Perfect World Co. Ltd., Class A
(Communication Services) 3,582
24,317 PetroChina Co. Ltd., Class A
(Energy) 33,540
344,574 PetroChina Co. Ltd., Class H
(Energy) 384,158
1,390 Pharmaron Beijing Co. Ltd.,
Class A (Health Care) 5,693
4,462 Pharmaron Beijing Co. Ltd.,
Class H (Health Care)
(a)
12,620
112,636 PICC Property & Casualty Co.
Ltd., Class H (Financials) 255,491
19,355 Ping An Bank Co. Ltd., Class A
(Financials) 31,789
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
14,100 Ping An Healthcare and
Technology Co. Ltd. (Consumer
Staples)
(a)
$ 26,640
10,719 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 89,449
105,808 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 770,565
2,184 Pingdingshan Tianan Coal
Mining Co. Ltd., Class A
(Energy) 2,413
294 Piotech, Inc., Class A
(Information Technology) 12,614
11,117 Poly Developments and
Holdings Group Co. Ltd., Class
A (Real Estate) 10,631
2,255 Poly Property Services Co. Ltd.,
Class H (Real Estate) 10,160
2,103 Pony AI, Inc. ADR (Information
Technology)* 28,748
10,394 Pop Mart International Group
Ltd. (Consumer Discretionary)
(a)
300,114
23,821 Postal Savings Bank of China
Co. Ltd., Class A (Financials) 19,141
142,246 Postal Savings Bank of China
Co. Ltd., Class H (Financials)
(a)
100,487
16,079 Power Construction Corp. of
China Ltd., Class A (Industrials) 12,351
20,892 Prosus NV (Consumer
Discretionary)* 1,315,600
1,180 Qfin Holdings, Inc. ADR
(Financials) 23,045
637 Qi An Xin Technology Group,
Inc., Class A (Information
Technology)* 3,381
14,000 Qingdao Port International Co.
Ltd., Class H (Industrials)
(a)
13,091
973 Qingdao Sentury Tire Co.
Ltd., Class A (Consumer
Discretionary) 2,752
5,062 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 18,941
200 QuantumCTek Co. Ltd., Class A
(Information Technology)* 12,955
7,940 Quzhou Xin'an Development
Co. Ltd., Class A (Real Estate)* 4,661
1,092 Range Intelligent Computing
Technology Group Co.
Ltd., Class A (Information
Technology) 7,372
413 Raytron Technology Co.
Ltd., Class A (Information
Technology) 4,446
3,000 Remegen Co. Ltd., Class H
(Health Care)*
(a)
35,816
8,400 REPT BATTERO Energy Co.
Ltd., Class H (Industrials)* 14,911
298 Rockchip Electronics Co.
Ltd., Class A (Information
Technology) 7,713

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
7,841 Rongsheng Petrochemical Co.
Ltd., Class A (Materials) $ 10,782
277 Ruijie Networks Co. Ltd., Class
A (Information Technology) 2,902
7,246 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 15,345
2,779 Sailun Group Co. Ltd., Class A
(Consumer Discretionary) 6,270
4,566 Sanan Optoelectronics Co.
Ltd., Class A (Information
Technology) 8,526
397 Sangfor Technologies,
Inc., Class A (Information
Technology) 6,462
18,100 Sany Heavy Equipment
International Holdings Co. Ltd.
(Industrials)
(b)
16,901
7,940 Sany Heavy Industry Co. Ltd.,
Class A (Industrials) 22,824
3,077 Satellite Chemical Co. Ltd.,
Class A (Materials) 7,339
5,757 SDIC Capital Co. Ltd., Class A
(Financials) 5,961
6,551 SDIC Power Holdings Co. Ltd.,
Class A (Utilities) 12,761
5,062 Sealand Securities Co. Ltd.,
Class A (Financials) 3,022
2,084 Seazen Holdings Co. Ltd., Class
A (Real Estate)* 4,396
464,132 SenseTime Group, Inc., Class B
(Information Technology)*
(a)
126,382
1,390 Seres Group Co. Ltd., Class A
(Consumer Discretionary) 24,813
4,863 SF Holding Co. Ltd., Class A
(Industrials) 26,396
4,000 SF Holding Co. Ltd., Class H
(Industrials) 18,383
644 SG Micro Corp., Class A
(Information Technology) 5,931
2,283 Shaanxi Beiyuan Chemical
Industry Group Co. Ltd., Class
A (Materials) 1,256
8,536 Shaanxi Coal Industry Co. Ltd.,
Class A (Energy) 27,387
2,283 Shaanxi Energy Investment Co.
Ltd., Class A (Utilities) 3,165
389 Shaanxi Huaqin Technology
Industry Co. Ltd., Class A
(Materials) 3,526
3,375 Shan Xi Hua Yang Group
New Energy Co. Ltd., Class A
(Energy) 3,652
3,375 Shandong Gold Mining Co.
Ltd., Class A (Materials) 17,407
12,999 Shandong Gold Mining Co.
Ltd., Class H (Materials)
(a)
57,735
695 Shandong Himile Mechanical
Science & Technology Co. Ltd.,
Class A (Industrials) 6,769
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,687 Shandong Hi-speed Co. Ltd.,
Class A (Industrials) $ 2,191
41,000 Shandong Hi-Speed Holdings
Group Ltd. (Utilities)* 8,847
1,985 Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
(Materials) 7,938
1,390 Shandong Linglong Tyre Co.
Ltd., Class A (Consumer
Discretionary) 2,910
10,918 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 7,275
695 Shandong Sinocera Functional
Material Co. Ltd., Class A
(Materials) 2,245
2,581 Shandong Sun Paper Industry
JSC Ltd., Class A (Materials) 5,462
40,254 Shandong Weigao Group
Medical Polymer Co. Ltd., Class
H (Health Care) 28,695
1,687 Shanghai Aiko Solar Energy
Co. Ltd., Class A (Information
Technology)* 3,229
993 Shanghai Bairun Investment
Holding Group Co. Ltd., Class
A (Consumer Staples) 3,303
5,836 Shanghai Baosight Software
Co. Ltd., Class A (Information
Technology) 17,626
389 Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
(Information Technology) 7,290
1,100 Shanghai Chicmax Cosmetic
Co. Ltd., Class H (Consumer
Staples) 12,299
8,238 Shanghai Construction Group
Co. Ltd., Class A (Industrials) 3,216
10,422 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 12,900
42,000 Shanghai Electric Group Co.
Ltd., Class H (Industrials)* 22,010
2,581 Shanghai Electric Power Co.
Ltd., Class A (Utilities) 8,420
99 Shanghai Flyco Electrical
Appliance Co. Ltd., Class A
(Consumer Staples) 491
1,985 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A (Health
Care) 7,618
7,398 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H (Health
Care) 19,936
491 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A (Information
Technology) 4,014

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,182 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class H (Information
Technology) $ 20,626
2,283 Shanghai International Airport
Co. Ltd., Class A (Industrials) 10,225
6,352 Shanghai International Port
Group Co. Ltd., Class A
(Industrials) 4,915
893 Shanghai Jinjiang International
Hotels Co. Ltd., Class A
(Consumer Discretionary) 3,207
708 Shanghai Junshi Biosciences
Co. Ltd., Class A (Health
Care)* 3,716
2,503 Shanghai Junshi Biosciences
Co. Ltd., Class H (Health
Care)*
(a)
8,140
1,985 Shanghai Lingang Holdings
Corp. Ltd., Class A (Real
Estate) 3,314
1,846 Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A (Real Estate) 2,134
893 Shanghai M&G Stationery, Inc.,
Class A (Industrials) 3,497
6,000 Shanghai MicroPort MedBot
Group Co. Ltd., Class H (Health
Care)* 17,340
397 Shanghai Moons' Electric Co.
Ltd., Class A (Industrials) 3,723
2,084 Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
(Health Care) 5,251
11,180 Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
(Health Care) 16,959
29,280 Shanghai Pudong Development
Bank Co. Ltd., Class A
(Financials) 47,551
1,886 Shanghai Putailai New Energy
Technology Group Co. Ltd.,
Class A (Materials) 7,113
6,253 Shanghai RAAS Blood Products
Co. Ltd., Class A (Health Care) 5,865
9,032 Shanghai Rural Commercial
Bank Co. Ltd., Class A
(Financials) 12,036
819 Shanghai United Imaging
Healthcare Co. Ltd., Class A
(Health Care) 15,421
3,573 Shanghai Yuyuan Tourist
Mart Group Co. Ltd., Class A
(Consumer Discretionary) 2,709
1,489 Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A (Real Estate) 8,704
1,985 Shanghai Zhonggu Logistics
Co. Ltd., Class A (Industrials) 2,881
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,581 Shanjin International Gold Co.
Ltd., Class A (Materials) $ 7,751
500 Shannon Semiconductor
Technology Co. Ltd., Class A
(Information Technology) 10,036
1,787 Shanxi Coal International
Energy Group Co. Ltd., Class A
(Industrials) 2,677
5,260 Shanxi Coking Coal Energy
Group Co. Ltd., Class A
(Energy) 5,008
2,779 Shanxi Lu’an Environmental
Energy Development Co. Ltd.,
Class A (Energy) 5,126
3,970 Shanxi Meijin Energy Co. Ltd.,
Class A (Materials)* 2,859
3,375 Shanxi Securities Co. Ltd.,
Class A (Financials) 2,869
5,260 Shanxi Taigang Stainless Steel
Co. Ltd., Class A (Materials)* 2,976
1,191 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
(Consumer Staples) 32,736
298 Shede Spirits Co. Ltd., Class A
(Consumer Staples) 2,639
4,566 Shenergy Co. Ltd., Class A
(Utilities) 5,426
2,184 Shengyi Technology Co.
Ltd., Class A (Information
Technology) 17,821
644 Shennan Circuits Co. Ltd., Class
A (Information Technology) 17,815
19,553 Shenwan Hongyuan Group Co.
Ltd., Class A (Financials) 14,245
695 Shenzhen Capchem Technology
Co. Ltd., Class A (Materials) 5,168
3,400 Shenzhen Dobot Corp. Ltd.,
Class H (Industrials)* 17,503
3,772 Shenzhen Energy Group Co.
Ltd., Class A (Utilities) 3,554
1,000 Shenzhen Envicool Technology
Co. Ltd., Class A (Industrials) 10,159
1,588 Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A (Information
Technology) 4,834
397 Shenzhen Goodix Technology
Co. Ltd., Class A (Information
Technology) 4,474
99 Shenzhen Han's CNC
Technology Co. Ltd., Class A
(Industrials) 1,584
794 Shenzhen Hepalink
Pharmaceutical Group Co. Ltd.,
Class A (Health Care) 1,327
2,680 Shenzhen Inovance Technology
Co. Ltd., Class A (Industrials) 26,789
1,489 Shenzhen Kaifa Technology
Co. Ltd., Class A (Information
Technology) 5,032

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
993 Shenzhen Kangtai Biological
Products Co. Ltd., Class A
(Health Care) $ 2,262
298 Shenzhen Kedali Industry
Co. Ltd., Class A (Consumer
Discretionary) 6,534
298 Shenzhen Longsys Electronics
Co. Ltd., Class A (Information
Technology)* 10,505
1,191 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care) 34,372
4,169 Shenzhen MTC Co. Ltd., Class
A (Consumer Discretionary) 3,780
695 Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A (Health Care) 5,788
7,643 Shenzhen Overseas Chinese
Town Co. Ltd., Class A (Real
Estate)* 2,876
993 Shenzhen Salubris
Pharmaceuticals Co. Ltd., Class
A (Health Care) 8,688
298 Shenzhen SC New Energy
Technology Corp., Class A
(Information Technology) 3,586
1,092 Shenzhen SED Industry Co.
Ltd., Class A (Industrials) 3,093
794 Shenzhen Sunlord Electronics
Co. Ltd., Class A (Information
Technology) 4,081
1,049 Shenzhen Transsion Holdings
Co. Ltd., Class A (Information
Technology) 9,514
893 Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
(Materials) 3,869
13,103 Shenzhou International Group
Holdings Ltd. (Consumer
Discretionary) 116,546
198 Shijiazhuang Shangtai
Technology Co. Ltd., Class A
(Industrials) 2,442
1,588 Shijiazhuang Yiling
Pharmaceutical Co. Ltd., Class
A (Health Care) 4,194
399 SICC Co. Ltd., Class A
(Information Technology)* 5,003
212 Sichuan Biokin Pharmaceutical
Co. Ltd., Class A (Health
Care)* 11,381
4,268 Sichuan Changhong Electric
Co. Ltd., Class A (Consumer
Discretionary) 5,712
3,672 Sichuan Chuantou Energy Co.
Ltd., Class A (Utilities) 7,574
8,238 Sichuan Hebang Biotechnology
Co. Ltd., Class A (Materials)* 2,552
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,390 Sichuan Kelun Pharmaceutical
Co. Ltd., Class A (Health Care) $ 6,768
700 Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd.,
Class H (Health Care)*
(b)
41,035
6,749 Sichuan Road and Bridge Group
Co. Ltd., Class A (Industrials) 9,003
496 Sichuan Swellfun Co. Ltd.,
Class A (Consumer Staples) 2,830
6,000 Silergy Corp. (Information
Technology) 39,286
159,892 Sino Biopharmaceutical Ltd.
(Health Care) 144,785
303 Sinocelltech Group Ltd., Class
A (Health Care)* 2,071
3,474 Sinolink Securities Co. Ltd.,
Class A (Financials) 4,497
2,481 Sinoma International
Engineering Co., Class A
(Industrials) 3,268
1,588 Sinoma Science & Technology
Co. Ltd., Class A (Materials) 7,301
6,749 Sinomach Heavy Equipment
Group Co. Ltd., Class A
(Industrials)* 3,103
695 Sinomine Resource Group Co.
Ltd., Class A (Materials) 6,573
22,000 Sinopec Engineering Group Co.
Ltd., Class H (Industrials) 20,769
7,246 Sinopec Oilfield Service Corp.,
Class A (Energy)* 2,337
5,657 Sinopec Shanghai
Petrochemical Co. Ltd., Class A
(Materials) 2,177
50,832 Sinopec Shanghai
Petrochemical Co. Ltd., Class H
(Materials) 8,749
22,295 Sinopharm Group Co. Ltd.,
Class H (Health Care) 57,387
3,573 Sinotrans Ltd., Class A
(Industrials) 3,159
28,782 Sinotrans Ltd., Class H
(Industrials) 19,224
11,010 Sinotruk Hong Kong Ltd.
(Industrials) 38,267
22,000 SITC International Holdings
Co. Ltd. (Industrials) 75,560
694 Skshu Paint Co. Ltd., Class A
(Materials) 4,339
29,495 Smoore International Holdings
Ltd. (Consumer Staples)
(a)
50,386
2,382 Songcheng Performance
Development Co. Ltd., Class A
(Consumer Discretionary) 2,662
397 Sonoscape Medical Corp., Class
A (Health Care) 1,552
4,665 SooChow Securities Co. Ltd.,
Class A (Financials) 5,893

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,154 Southwest Securities Co. Ltd.,
Class A (Financials) $ 3,857
2,581 SPIC Industry-Finance
Holdings Co. Ltd., Class A
(Financials) 2,622
893 Spring Airlines Co. Ltd., Class
A (Industrials) 6,943
278 StarPower Semiconductor
Ltd., Class A (Information
Technology) 3,714
2,978 State Grid Yingda Co. Ltd.,
Class A (Industrials) 2,494
1,945 Sungrow Power Supply Co.
Ltd., Class A (Industrials) 50,324
11,005 Sunny Optical Technology
Group Co. Ltd. (Information
Technology) 89,758
496 Sunresin New Materials Co.
Ltd., Class A (Materials) 3,734
36,500 Sunshine Insurance Group Co.
Ltd., Class H (Financials) 16,971
1,687 Sunwoda Electronic Co. Ltd.,
Class A (Industrials) 7,038
726 SUPCON Technology Co.
Ltd., Class A (Information
Technology) 5,119
1,588 Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A (Information Technology) 16,862
298 Suzhou Maxwell Technologies
Co. Ltd., Class A (Information
Technology) 5,054
778 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Information Technology) 17,389
6,811 TAL Education Group ADR
(Consumer Discretionary)* 74,921
1,191 Talkweb Information
System Co. Ltd., Class A
(Communication Services)* 5,336
5,558 TangShan Port Group Co. Ltd.,
Class A (Industrials) 3,019
1,400 Tasly Pharmaceutical Group Co.
Ltd., Class A (Health Care) 3,036
4,665 TBEA Co. Ltd., Class A
(Industrials) 14,386
17,568 TCL Technology Group
Corp., Class A (Information
Technology) 10,165
3,772 TCL Zhonghuan Renewable
Energy Technology Co.
Ltd., Class A (Information
Technology)* 5,011
97,990 Tencent Holdings Ltd.
(Communication Services) 7,696,373
9,250 Tencent Music Entertainment
Group ADR (Communication
Services) 170,663
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
397 Thunder Software Technology
Co. Ltd., Class A (Information
Technology) $ 3,672
3,871 Tian Di Science & Technology
Co. Ltd., Class A (Industrials) 3,253
8,040 Tianfeng Securities Co. Ltd.,
Class A (Financials)* 5,493
496 Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class A
(Health Care) 3,191
2,283 Tianma Microelectronics Co.
Ltd., Class A (Information
Technology)* 2,920
406 Tianneng Battery Group Co.
Ltd., Class A (Consumer
Discretionary) 1,844
1,390 Tianqi Lithium Corp., Class A
(Materials)* 10,821
2,187 Tianqi Lithium Corp., Class H
(Materials)* 13,837
4,268 Tianshan Aluminum Group Co.
Ltd., Class A (Materials) 7,710
3,176 TianShan Material Co. Ltd.,
Class A (Materials)* 2,601
2,978 Tianshui Huatian Technology
Co. Ltd., Class A (Information
Technology) 4,596
30,809 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 47,209
1,687 Titan Wind Energy Suzhou Co.
Ltd., Class A (Industrials) 1,685
20,027 Tongcheng Travel Holdings Ltd.
(Consumer Discretionary) 56,385
1,390 TongFu Microelectronics Co.
Ltd., Class A (Information
Technology) 7,199
1,886 Tonghua Dongbao
Pharmaceutical Co. Ltd., Class
A (Health Care) 2,345
2,184 Tongkun Group Co. Ltd., Class
A (Materials) 4,752
12,605 Tongling Nonferrous Metals
Group Co. Ltd., Class A
(Materials) 9,094
4,169 Tongwei Co. Ltd., Class A
(Information Technology)* 13,494
417 Topchoice Medical Corp., Class
A (Health Care) 2,481
36,000 Topsports International
Holdings Ltd. (Consumer
Discretionary)
(a)
15,906
1,500 TransThera Sciences Nanjing,
Inc., Class H (Health Care)* 38,648
15,496 TravelSky Technology
Ltd., Class H (Consumer
Discretionary) 20,958
2,007 Trina Solar Co. Ltd., Class A
(Information Technology)* 5,136

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
10,231 Trip.com Group Ltd. (Consumer
Discretionary) $ 703,040
3,077 Tsinghua Tongfang Co.
Ltd., Class A (Information
Technology)* 3,774
695 Tsingtao Brewery Co. Ltd.,
Class A (Consumer Staples) 6,248
10,248 Tsingtao Brewery Co. Ltd.,
Class H (Consumer Staples) 69,236
3,600 UBTech Robotics Corp. Ltd.,
Class H (Industrials)*
(b)
52,250
794 Unigroup Guoxin
Microelectronics Co. Ltd., Class
A (Information Technology) 8,543
18,607 Uni-President China Holdings
Ltd. (Consumer Staples) 19,789
200 Unisound AI Technology Co.
Ltd., Class H (Information
Technology)* 16,325
2,680 Unisplendour Corp. Ltd., Class
A (Information Technology) 9,448
1,390 Universal Scientific Industrial
Shanghai Co. Ltd., Class A
(Information Technology) 4,387
198 Vanchip Tianjin Technology
Co. Ltd., Class A (Information
Technology)* 1,030
893 Venustech Group, Inc., Class A
(Information Technology)* 1,878
463 Verisilicon Microelectronics
Shanghai Co. Ltd., Class A
(Information Technology)* 10,224
900 Victory Giant Technology
Huizhou Co. Ltd., Class A
(Information Technology) 34,465
5,269 Vipshop Holdings Ltd. ADR
(Consumer Discretionary) 103,483
1,489 Walvax Biotechnology Co. Ltd.,
Class A (Health Care) 2,561
1,985 Wanda Film Holding Co. Ltd.,
Class A (Communication
Services)* 3,215
1,092 Wangfujing Group Co.
Ltd., Class A (Consumer
Discretionary) 2,226
16,000 Wanguo Gold Group Ltd.
(Materials) 16,358
3,176 Wanhua Chemical Group Co.
Ltd., Class A (Materials) 30,156
71,179 Want Want China Holdings Ltd.
(Consumer Staples) 42,604
1,096 Weibo Corp. ADR
(Communication Services) 10,894
6,253 Weichai Power Co. Ltd., Class
A (Industrials) 15,312
31,285 Weichai Power Co. Ltd., Class
H (Industrials) 77,433
794 Weihai Guangwei Composites
Co. Ltd., Class A (Materials) 3,229
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
8,600 Weilong Delicious Global
Holdings Ltd. (Consumer
Staples) $ 12,559
6,650 Wens Foodstuff Group Co. Ltd.,
Class A (Consumer Staples) 17,008
2,184 Western Mining Co. Ltd., Class
A (Materials) 7,100
4,169 Western Securities Co. Ltd.,
Class A (Financials) 4,730
599 Western Superconducting
Technologies Co. Ltd., Class A
(Materials) 5,607
15,884 Wharf Holdings Ltd. (The)
(Real Estate) 48,148
28,764 Wilmar International Ltd.
(Consumer Staples) 71,957
1,191 Wingtech Technology Co.
Ltd., Class A (Information
Technology)* 6,894
397 Winner Medical Co. Ltd., Class
A (Health Care) 2,214
1,985 Winning Health Technology
Group Co. Ltd., Class A (Health
Care) 2,409
20,900 Wintime Energy Group Co.
Ltd., Class A (Utilities)* 4,760
4,863 Wuchan Zhongda Group Co.
Ltd., Class A (Consumer
Discretionary) 3,708
3,970 Wuhan Guide Infrared Co.
Ltd., Class A (Information
Technology)* 6,891
298 Wuhan Jingce Electronic Group
Co. Ltd., Class A (Information
Technology)* 2,826
3,871 Wuliangye Yibin Co. Ltd., Class
A (Consumer Staples) 64,535
1,787 WUS Printed Circuit Kunshan
Co. Ltd., Class A (Information
Technology) 17,557
2,581 WuXi AppTec Co. Ltd., Class A
(Health Care) 33,295
7,405 WuXi AppTec Co. Ltd., Class H
(Health Care)
(a)
96,253
55,918 Wuxi Biologics Cayman, Inc.
(Health Care)*
(a)
223,798
1,489 Wuxi Lead Intelligent
Equipment Co. Ltd., Class A
(Industrials) 10,332
5,000 WuXi XDC Cayman, Inc.
(Health Care)* 42,033
11,017 XCMG Construction Machinery
Co. Ltd., Class A (Industrials) 16,084
4,600 XD, Inc. (Communication
Services) 41,742
2,779 Xiamen C & D, Inc., Class A
(Industrials) 3,912

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
198 Xiamen Faratronic Co.
Ltd., Class A (Information
Technology) $ 2,905
1,290 Xiamen Tungsten Co. Ltd.,
Class A (Materials) 6,278
2,084 Xiangcai Co. Ltd., Class A
(Financials)* 3,323
1,191 Xiangtan Electric
Manufacturing Co. Ltd., Class
A (Industrials)* 2,271
283,926 Xiaomi Corp., Class B
(Information Technology)*
(a)
1,495,921
1,319 Xinjiang Daqo New Energy
Co. Ltd., Class A (Information
Technology)* 5,350
26,231 Xinyi Glass Holdings Ltd.
(Industrials)
(b)
28,874
76,000 Xinyi Solar Holdings Ltd.
(Information Technology) 31,432
21,962 XPeng, Inc., Class A (Consumer
Discretionary)* 236,669
43,000 XtalPi Holdings Ltd. (Health
Care)* 55,285
19,157 Yadea Group Holdings Ltd.
(Consumer Discretionary)
(a)
30,363
4,500 Yangtze Optical Fibre & Cable
Joint Stock Ltd. Co., Class H
(Information Technology)
(a)
21,721
496 Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
(Information Technology) 4,538
43,508 Yangzijiang Shipbuilding
Holdings Ltd. (Industrials) 112,537
4,516 Yankuang Energy Group Co.
Ltd., Class A (Energy) 8,886
46,818 Yankuang Energy Group Co.
Ltd., Class H (Energy) 61,096
993 Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
(Energy) 7,927
1,290 Yealink Network Technology
Corp. Ltd., Class A
(Information Technology) 6,161
1,072 Yifeng Pharmacy Chain Co.
Ltd., Class A (Consumer
Staples) 3,430
1,588 Yihai Kerry Arawana Holdings
Co. Ltd., Class A (Consumer
Staples) 6,679
595 Yongan Futures Co. Ltd., Class
A (Financials) 1,207
8,437 Yonghui Superstores Co. Ltd.,
Class A (Consumer Staples)* 4,846
496 YongXing Special Materials
Technology Co. Ltd., Class A
(Materials) 3,382
3,176 Yonyou Network Technology
Co. Ltd., Class A (Information
Technology)* 6,407
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,268 Youngor Fashion Co. Ltd., Class
A (Real Estate) $ 4,661
3,176 YTO Express Group Co. Ltd.,
Class A (Industrials) 7,660
27,522 Yuexiu Property Co. Ltd. (Real
Estate) 15,943
2,680 YUNDA Holding Group Co.,
Ltd., Class A (Industrials) 2,650
3,176 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 11,097
1,687 Yunnan Baiyao Group Co. Ltd.,
Class A (Health Care) 13,379
397 Yunnan Botanee Bio-
Technology Group Co. Ltd.,
Class A (Consumer Staples) 2,319
4,665 Yunnan Chihong
Zinc&Germanium Co. Ltd.,
Class A (Materials) 4,184
893 Yunnan Energy New Material
Co. Ltd., Class A (Materials)* 6,992
1,489 Yunnan Tin Co. Ltd., Class A
(Materials) 5,201
1,687 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 7,391
2,084 Yutong Bus Co. Ltd., Class A
(Industrials) 9,172
14,800 Zai Lab Ltd. (Health Care)* 30,073
1,489 Zangge Mining Co. Ltd., Class
A (Materials) 12,803
1,390 ZCZL Industrial Technology
Group Co. Ltd., Class A
(Industrials) 4,475
3,770 ZCZL Industrial Technology
Group Co. Ltd., Class H
(Industrials)
(b)
9,985
595 Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class
A (Health Care) 14,466
26,664 Zhaojin Mining Industry Co.
Ltd., Class H (Materials) 99,524
4,863 Zhefu Holding Group Co. Ltd.,
Class A (Industrials) 2,793
198 Zhejiang Cfmoto Power Co.
Ltd., Class A (Consumer
Discretionary) 7,409
5,062 Zhejiang China Commodities
City Group Co. Ltd., Class A
(Consumer Discretionary) 11,787
1,985 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 7,891
3,077 Zhejiang Dahua Technology
Co. Ltd., Class A (Information
Technology) 8,244
496 Zhejiang Dingli Machinery Co.
Ltd., Class A (Industrials) 3,950
25,304 Zhejiang Expressway Co. Ltd.,
Class H (Industrials) 24,538
1,886 Zhejiang Hailiang Co. Ltd.,
Class A (Materials) 3,324

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,390 Zhejiang Huahai
Pharmaceutical Co. Ltd., Class
A (Health Care) $ 3,541
1,588 Zhejiang Huayou Cobalt Co.
Ltd., Class A (Industrials) 13,890
1,191 Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
(Information Technology) 6,151
3,275 Zhejiang Jinke Tom Culture
Industry Co. Ltd., Class A
(Communication Services)* 2,293
2,481 Zhejiang Juhua Co. Ltd., Class
A (Materials) 11,765
9,808 Zhejiang Leapmotor Technology
Co. Ltd., Class H (Consumer
Discretionary)*
(a)
66,767
2,978 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 4,411
2,878 Zhejiang NHU Co. Ltd., Class
A (Materials) 9,926
3,672 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
(Industrials) 22,326
7,200 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class H
(Industrials)* 32,182
794 Zhejiang Shuanghuan Driveline
Co. Ltd., Class A (Consumer
Discretionary) 4,479
397 Zhejiang Supor Co. Ltd., Class
A (Consumer Discretionary) 2,841
1,588 Zhejiang Weiming Environment
Protection Co. Ltd., Class A
(Industrials) 5,077
1,489 Zhejiang Weixing New Building
Materials Co. Ltd., Class A
(Industrials) 2,153
9,032 Zhejiang Zheneng Electric
Power Co. Ltd., Class A
(Utilities) 6,427
3,573 Zheshang Securities Co. Ltd.,
Class A (Financials) 5,535
17,289 ZhongAn Online P&C
Insurance Co. Ltd., Class H
(Financials)*
(a)
34,131
675 Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A (Materials)* 2,373
1,112 Zhongji Innolight Co.
Ltd., Class A (Information
Technology) 80,935
4,466 Zhongjin Gold Corp. Ltd., Class
A (Materials) 14,202
11,669 Zhongsheng Group Holdings
Ltd. (Consumer Discretionary) 17,551
6,055 Zhongtai Securities Co. Ltd.,
Class A (Financials) 5,679
1,042 Zhuhai CosMX Battery Co.
Ltd., Class A (Industrials) 3,376
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,985 Zhuhai Huafa Properties Co.
Ltd., Class A (Real Estate) $ 1,283
590 Zhuzhou CRRC Times Electric
Co. Ltd., Class A (Industrials) 4,157
6,951 Zhuzhou CRRC Times Electric
Co. Ltd., Class H (Industrials) 34,462
2,481 Zhuzhou Kibing Group Co.
Ltd., Class A (Industrials) 2,141
20,546 Zijin Mining Group Co. Ltd.,
Class A (Materials) 83,068
90,991 Zijin Mining Group Co. Ltd.,
Class H (Materials) 358,794
7,653 ZJLD Group, Inc. (Consumer
Staples)
(a)
8,119
6,551 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A (Industrials) 7,488
21,648 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class H (Industrials) 20,159
3,672 ZTE Corp., Class A
(Information Technology) 21,864
12,553 ZTE Corp., Class H
(Information Technology) 50,660
6,900 ZTO Express Cayman, Inc.
(Industrials) 141,357
49,774,155
Colombia – 0.1%
78,636 Ecopetrol SA (Energy) 39,522
5,122 Grupo Argos SA (Materials) 24,237
3,816 Grupo Cibest SA (Financials) 65,291
1,962 Grupo de Inversiones
Suramericana SA (Financials) 28,932
43,119 Grupo Energia Bogota SA ESP
(Utilities) 37,291
7,319 Interconexion Electrica SA ESP
(Utilities) 49,308
244,581
Congo (Democratic Republic) – 0.0%
11,717 Ivanhoe Mines Ltd., Class A
(Materials)* 122,881
Cyprus – 0.0%
5,188 Bank of Cyprus Holdings PLC
(Financials) 48,167
Czech Republic – 0.0%
2,638 CEZ AS (Utilities) 161,480
1,212 Komercni Banka AS
(Financials) 67,848
229,328
Denmark – 1.1%
1,513 Carlsberg AS, Class B
(Consumer Staples) 187,988
2,149 Coloplast A/S, Class B (Health
Care) 193,946
10,530 Danske Bank A/S (Financials) 484,326
3,102 DSV A/S (Industrials) 707,355

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Denmark – (continued)
1,014 Genmab A/S (Health Care)* $ 321,272
51,493 Novo Nordisk A/S, Class B
(Health Care) 2,536,443
5,925 Novonesis Novozymes B, Class
B (Materials) 369,743
7,684 Orsted AS (Utilities)*
(a)
163,280
1,262 Pandora A/S (Consumer
Discretionary) 150,840
5,295 Tryg A/S (Financials) 131,234
16,715 Vestas Wind Systems A/S
(Industrials) 397,778
5,644,205
Egypt – 0.0%
38,864 Commercial International Bank
- Egypt (CIB) (Financials) 87,695
14,004 EFG Holding S.A.E.
(Financials)* 7,876
15,362 Talaat Moustafa Group (Real
Estate) 23,212
118,783
Faroe Islands – 0.0%
826 Bakkafrost P/F (Consumer
Staples) 37,966
Finland – 0.7%
2,177 Elisa OYJ (Communication
Services) 95,300
6,722 Fortum OYJ (Utilities) 138,043
4,200 Kesko OYJ, Class B (Consumer
Staples) 89,444
5,423 Kone OYJ, Class B (Industrials) 368,431
10,482 Metso Corp. (Industrials) 172,498
7,062 Neste OYJ (Energy) 136,378
82,554 Nokia OYJ (Information
Technology) 502,226
51,300 Nordea Bank Abp (Financials) 907,333
1,657 Orion OYJ, Class B (Health
Care) 118,555
40,876 Sampo OYJ, Class A
(Financials) 480,791
8,837 Stora Enso OYJ, Class R
(Materials) 103,891
8,738 UPM-Kymmene OYJ
(Materials) 238,412
7,955 Wartsila OYJ Abp (Industrials) 257,670
3,608,972
France – 5.0%
9,226 Air Liquide SA (Materials) 1,767,979
9,595 Airbus SE (Industrials) 2,276,650
27,783 AXA SA (Financials) 1,254,275
16,220 BNP Paribas SA (Financials) 1,387,150
11,564 Bollore SE (Communication
Services) 64,151
3,198 Bouygues SA (Industrials) 159,666
2,553 Capgemini SE (Information
Technology) 399,397
7,385 Cie de Saint-Gobain SA
(Industrials) 736,563
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
10,842 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) $ 354,203
16,148 Credit Agricole SA (Financials) 309,594
10,356 Danone SA (Consumer Staples) 925,437
11,085 Dassault Systemes (Information
Technology) 310,168
28,614 Engie SA (Utilities) 727,255
4,787 EssilorLuxottica SA (Health
Care) 1,715,000
534 Hermes International SCA
(Consumer Discretionary) 1,301,441
1,177 Kering (Consumer
Discretionary) 399,956
4,117 Legrand SA (Industrials) 623,766
3,653 L'Oreal SA (Consumer Staples) 1,592,353
4,233 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 3,121,964
30,551 Orange SA (Communication
Services)
(b)
503,120
3,129 Pernod Ricard SA (Consumer
Staples) 281,721
3,740 Publicis Groupe SA
(Communication Services) 364,512
5,744 Safran SA (Industrials) 1,935,199
459 Sartorius Stedim Biotech
(Health Care) 110,427
11,463 Societe Generale SA
(Financials) 797,405
1,419 Thales SA (Industrials) 371,194
33,160 TotalEnergies SE (Energy) 2,185,883
7,903 Vinci SA (Industrials) 1,121,256
27,097,685
Germany – 5.2%
2,707 adidas AG (Consumer
Discretionary) 503,914
6,316 Allianz SE (Financials) 2,728,973
14,601 BASF SE (Materials) 760,839
16,303 Bayer AG (Health Care) 576,790
4,510 Bayerische Motoren Werke AG
(Consumer Discretionary) 460,809
1,575 Beiersdorf AG (Consumer
Staples) 169,370
1,545 BioNTech SE ADR (Health
Care)* 159,671
11,407 Commerzbank AG (Financials) 448,517
1,766 Continental AG (Consumer
Discretionary) 132,277
8,149 Daimler Truck Holding AG
(Industrials) 344,909
29,617 Deutsche Bank AG (Financials) 1,052,128
2,975 Deutsche Boerse AG
(Financials) 795,833
15,743 Deutsche Post AG (Industrials) 819,069
57,737 Deutsche Telekom AG
(Communication Services) 1,860,106
36,183 E.ON SE (Utilities) 644,580

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
3,307 Fresenius Medical Care AG
(Health Care) $ 158,315
6,727 Fresenius SE & Co. KGaA
(Health Care) 369,506
983 Hannover Rueck SE
(Financials) 295,929
98 Hapag-Lloyd AG (Industrials)
(a)
13,091
2,075 Heidelberg Materials AG
(Materials) 532,922
1,573 Henkel AG & Co. KGaA
(Consumer Staples) 118,113
21,272 Infineon Technologies AG
(Information Technology) 896,887
1,082 Knorr-Bremse AG (Industrials) 114,772
11,329 Mercedes-Benz Group AG
(Consumer Discretionary) 764,681
2,147 Merck KGaA (Health Care) 289,037
878 MTU Aero Engines AG
(Industrials) 358,981
2,136 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 1,348,541
748 Rheinmetall AG (Industrials) 1,285,210
10,947 RWE AG (Utilities) 555,697
16,785 SAP SE (Information
Technology) 4,062,521
12,137 Siemens AG (Industrials) 3,215,743
12,156 Siemens Energy AG
(Industrials)* 1,626,612
4,903 Siemens Healthineers AG
(Health Care)
(a)
243,767
2,205 Symrise AG (Materials) 182,816
984 Talanx AG (Financials) 127,902
475 Volkswagen AG (Consumer
Discretionary) 54,851
11,559 Vonovia SE (Real Estate) 350,395
28,424,074
Greece – 0.2%
32,501 Alpha Bank SA (Financials) 132,545
1,230 Athens International Airport SA
(Industrials) 14,489
39,426 Eurobank Ergasias Services and
Holdings SA (Financials) 155,890
2,733 Hellenic Telecommunications
Organization SA
(Communication Services) 54,269
1,736 JUMBO SA (Consumer
Discretionary) 55,123
1,562 Metlen Energy & Metals PLC
(Industrials)* 80,052
968 Motor Oil Hellas Corinth
Refineries SA (Energy) 31,905
13,689 National Bank of Greece SA
(Financials) 214,471
3,246 OPAP SA (Consumer
Discretionary) 66,377
15,967 Piraeus Financial Holdings SA
(Financials)* 131,011
Shares Description Value
a
Common Stocks – (continued)
Greece – (continued)
3,041 Public Power Corp. SA
(Utilities) $ 61,409
997,541
Hong Kong – 1.2%
171,638 AIA Group Ltd. (Financials) 1,776,873
19,395 Cathay Pacific Airways Ltd.
(Industrials) 30,043
29,519 CK Asset Holdings Ltd. (Real
Estate) 151,356
10,089 CK Infrastructure Holdings Ltd.
(Utilities) 69,847
29,505 CLP Holdings Ltd. (Utilities) 257,699
4,000 Cowell e Holdings, Inc.
(Information Technology)* 15,321
947 Futu Holdings Ltd. ADR
(Financials) 160,668
7,600 Guming Holdings Ltd.
(Consumer Discretionary)* 24,638
40,000 Guotai Junan International
Holdings Ltd. (Financials) 14,745
28,901 Hang Lung Properties Ltd.
(Real Estate) 33,409
11,973 Hang Seng Bank Ltd.
(Financials) 234,059
21,867 Henderson Land Development
Co. Ltd. (Real Estate) 82,406
37,584 HK Electric Investments &
HK Electric Investments Ltd.
(Utilities) 30,171
58,988 HKT Trust & HKT Ltd.
(Communication Services) 90,161
177,047 Hong Kong & China Gas Co.
Ltd. (Utilities) 164,640
19,521 Hong Kong Exchanges &
Clearing Ltd. (Financials) 1,030,509
16,562 Hongkong Land Holdings Ltd.
(Real Estate) 105,169
102,800 J&T Global Express Ltd.
(Industrials)* 126,493
42,350 Link REIT (Real Estate) 200,610
26,010 MTR Corp. Ltd. (Industrials) 103,163
2,180 Orient Overseas International
Ltd. (Industrials) 35,393
22,155 Power Assets Holdings Ltd.
(Utilities) 148,115
41,919 Prudential PLC (Financials) 607,360
55,959 Sino Land Co. Ltd. (Real
Estate) 75,037
21,689 Sun Hung Kai Properties Ltd.
(Real Estate) 274,678
5,805 Swire Pacific Ltd., Class A
(Industrials) 49,769
16,882 Swire Properties Ltd. (Real
Estate) 46,316
22,161 Techtronic Industries Co. Ltd.
(Industrials) 259,308
124,143 WH Group Ltd. (Consumer
Staples)
(a)
129,794

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
25,712 Wharf Real Estate Investment
Co. Ltd. (Real Estate) $ 81,110
6,408,860
Hungary – 0.1%
6,099 MOL Hungarian Oil & Gas
PLC (Energy) 53,994
3,576 OTP Bank Nyrt (Financials) 372,176
2,308 Richter Gedeon Nyrt (Health
Care) 68,355
494,525
India – 5.0%
3,946 360 ONE WAM Ltd.
(Financials) 52,197
880 ABB India Ltd. (Industrials) 50,913
1,147 ACC Ltd. (Materials) 23,731
5,989 Adani Energy Solutions Ltd.
(Utilities)* 66,591
3,549 Adani Enterprises Ltd.
(Industrials) 90,471
5,129 Adani Green Energy Ltd.
(Utilities)* 60,105
9,416 Adani Ports & Special
Economic Zone Ltd.
(Industrials) 159,682
64,780 Adani Power Ltd. (Utilities)* 106,816
4,378 Adani Total Gas Ltd. (Utilities) 29,692
11,348 Aditya Birla Capital Ltd.
(Financials)* 45,425
516 Alkem Laboratories Ltd.
(Health Care) 32,795
10,062 Ambuja Cements Ltd.
(Materials) 61,892
2,763 APL Apollo Tubes Ltd.
(Materials) 53,096
1,682 Apollo Hospitals Enterprise
Ltd. (Health Care) 137,939
47,694 Ashok Leyland Ltd.
(Industrials) 84,311
5,625 Asian Paints Ltd. (Materials) 180,760
1,970 Astral Ltd. (Industrials) 31,732
7,598 AU Small Finance Bank Ltd.
(Financials)
(a)
81,142
4,689 Aurobindo Pharma Ltd. (Health
Care) 64,306
360 Authum Investment &
Infrastucture Ltd. (Financials) 10,893
2,408 Avenue Supermarts Ltd.
(Consumer Staples)*
(a)
107,589
2,444 AWL Agri Business Ltd.
(Consumer Staples)* 7,077
37,867 Axis Bank Ltd. (Financials) 541,752
1,128 Bajaj Auto Ltd. (Consumer
Discretionary) 114,424
43,052 Bajaj Finance Ltd. (Financials) 499,359
6,351 Bajaj Finserv Ltd. (Financials) 148,679
444 Bajaj Holdings & Investment
Ltd. (Financials) 57,079
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
1,340 Balkrishna Industries Ltd.
(Consumer Discretionary) $ 34,589
12,626 Bandhan Bank Ltd.
(Financials)
(a)
21,224
17,185 Bank of Baroda (Financials) 55,677
11,819 Bank of India (Financials) 19,442
15,870 Bank of Maharashtra
(Financials) 10,390
4,061 Berger Paints India Ltd.
(Materials) 25,633
1,522 Bharat Dynamics Ltd.
(Industrials) 25,755
59,344 Bharat Electronics Ltd.
(Industrials) 273,176
4,234 Bharat Forge Ltd. (Consumer
Discretionary) 67,869
17,292 Bharat Heavy Electricals Ltd.
(Industrials) 56,227
31,956 Bharat Petroleum Corp. Ltd.
(Energy) 128,292
40,734 Bharti Airtel Ltd.
(Communication Services) 957,059
1,230 Bharti Hexacom Ltd.
(Communication Services) 24,316
7,435 Biocon Ltd. (Health Care) 33,111
144 Bosch Ltd. (Consumer
Discretionary) 58,133
1,739 Britannia Industries Ltd.
(Consumer Staples) 113,655
3,267 BSE Ltd. (Financials) 106,008
30,144 Canara Bank (Financials) 51,083
10,625 CG Power & Industrial
Solutions Ltd. (Industrials) 79,930
6,618 Cholamandalam Investment and
Finance Co. Ltd. (Financials) 128,442
8,924 Cipla Ltd. (Health Care) 152,775
27,252 Coal India Ltd. (Energy) 114,602
1,182 Cochin Shipyard Ltd.
(Industrials)
(a)
22,017
5,440 Coforge Ltd. (Information
Technology) 116,083
2,214 Colgate-Palmolive India Ltd.
(Consumer Staples) 53,677
5,705 Container Corp. Of India Ltd.
(Industrials) 32,608
1,986 Coromandel International Ltd.
(Materials) 52,890
2,256 Cummins India Ltd.
(Industrials) 112,975
9,834 Dabur India Ltd. (Consumer
Staples) 56,884
1,335 Dalmia Bharat Ltd. (Materials) 29,990
1,230 Deepak Nitrite Ltd. (Materials) 21,432
5,076 Delhivery Ltd. (Industrials)* 24,186
1,823 Divi's Laboratories Ltd. (Health
Care) 132,006
554 Dixon Technologies India Ltd.
(Consumer Discretionary) 90,432
10,295 DLF Ltd. (Real Estate) 83,283

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
9,186 Dr Reddy's Laboratories Ltd.
(Health Care) $ 129,275
2,149 Eicher Motors Ltd. (Consumer
Discretionary) 169,462
14,487 Embassy Office Parks REIT
(Real Estate) 69,127
79,159 Eternal Ltd. (Consumer
Discretionary)* 265,582
6,908 Exide Industries Ltd.
(Consumer Discretionary) 28,946
29,673 Federal Bank Ltd. (Financials) 85,561
1,057 Fertilisers & Chemicals
Travancore Ltd. (Materials) 10,356
7,847 Fortis Healthcare Ltd. (Health
Care) 80,630
17,018 FSN E-Commerce Ventures Ltd.
(Consumer Discretionary)* 50,858
38,893 GAIL India Ltd. (Utilities) 76,566
2,052 GE Vernova T&D India Ltd.
(Industrials) 66,102
3,865 General Insurance Corp. of
India (Financials)
(a)
16,731
1,018 Gland Pharma Ltd. (Health
Care)
(a)
20,026
651 GlaxoSmithKline
Pharmaceuticals Ltd. (Health
Care) 18,701
2,254 Glenmark Pharmaceuticals Ltd.
(Health Care) 49,043
41,010 GMR Airports Ltd.
(Industrials)* 49,676
612 Godfrey Phillips India Ltd.
(Consumer Staples) 19,657
6,250 Godrej Consumer Products Ltd.
(Consumer Staples) 80,047
2,460 Godrej Properties Ltd. (Real
Estate)* 58,156
5,166 Grasim Industries Ltd.
(Materials) 158,213
571 Gujarat Fluorochemicals Ltd.
(Materials) 21,854
2,719 Gujarat Gas Ltd. (Utilities) 12,042
3,648 Havells India Ltd. (Industrials) 58,806
15,564 HCL Technologies Ltd.
(Information Technology) 282,613
3,342 HDB Financial Services Ltd.
(Financials) 28,665
3,214 HDFC Asset Management Co.
Ltd. (Financials)
(a)
96,045
185,700 HDFC Bank Ltd. (Financials) 2,091,856
16,262 HDFC Life Insurance Co. Ltd.
(Financials)
(a)
138,954
1,937 Hero MotoCorp Ltd. (Consumer
Discretionary) 133,710
1,562 Hexaware Technologies Ltd.
(Information Technology) 13,215
22,310 Hindalco Industries Ltd.
(Materials) 201,631
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
2,761 Hindustan Aeronautics Ltd.
(Industrials) $ 140,211
15,942 Hindustan Petroleum Corp. Ltd.
(Energy) 81,539
12,313 Hindustan Unilever Ltd.
(Consumer Staples) 339,543
3,878 Hindustan Zinc Ltd. (Materials) 21,036
174 Hitachi Energy India Ltd.
(Industrials) 42,905
37 Honeywell Automation India
Ltd. (Information Technology) 14,641
6,030 Housing & Urban Development
Corp. Ltd. (Financials) 16,131
2,325 Hyundai Motor India Ltd.
(Consumer Discretionary) 60,459
86,305 ICICI Bank Ltd. (Financials) 1,340,008
3,919 ICICI Lombard General
Insurance Co. Ltd. (Financials)
(a)
86,334
6,367 ICICI Prudential Life Insurance
Co. Ltd. (Financials)
(a)
44,115
88,563 IDFC First Bank Ltd.
(Financials) 79,338
4,027 Indian Bank (Financials) 39,179
14,080 Indian Hotels Co. Ltd.
(Consumer Discretionary) 117,161
47,145 Indian Oil Corp. Ltd. (Energy) 85,253
3,636 Indian Railway Catering &
Tourism Corp. Ltd. (Industrials) 27,914
29,620 Indian Railway Finance Corp.
Ltd. (Financials)
(a)
38,933
9,460 Indian Renewable Energy
Development Agency Ltd.
(Financials)* 15,113
11,630 Indraprastha Gas Ltd. (Utilities) 25,923
20,326 Indus Towers Ltd.
(Communication Services)* 91,134
9,416 IndusInd Bank Ltd.
(Financials)* 90,378
5,715 Info Edge India Ltd.
(Communication Services) 84,989
52,457 Infosys Ltd. (Information
Technology) 914,930
3,549 InterGlobe Aviation Ltd.
(Industrials)
(a)
234,153
49,560 ITC Ltd. (Consumer Staples) 223,982
5,049 Jindal Stainless Ltd. (Materials) 43,523
6,325 Jindal Steel Ltd. (Materials) 73,851
47,770 Jio Financial Services Ltd.
(Financials) 163,528
587 JK Cement Ltd. (Materials) 37,787
6,396 JSW Energy Ltd. (Utilities) 34,941
4,172 JSW Infrastructure Ltd.
(Industrials) 12,610
13,376 JSW Steel Ltd. (Materials) 173,512
6,345 Jubilant Foodworks Ltd.
(Consumer Discretionary) 42,668
5,119 Kalyan Jewellers India Ltd.
(Consumer Discretionary) 28,921

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
492 Kaynes Technology India Ltd.
(Information Technology)* $ 30,197
15,529 Knowledge Realty Trust REIT
(Real Estate) 20,675
18,155 Kotak Mahindra Bank Ltd.
(Financials) 431,186
2,465 KPIT Technologies Ltd.
(Information Technology) 33,687
12,360 L&T Finance Ltd. (Financials) 43,161
452 L&T Technology Services Ltd.
(Industrials)
(a)
22,438
11,151 Larsen & Toubro Ltd.
(Industrials) 507,338
3,678 Life Insurance Corp. of India
(Financials) 36,779
326 Linde India Ltd. (Materials) 21,744
1,572 Lloyds Metals & Energy Ltd.
(Materials) 21,448
4,004 Lodha Developers Ltd. (Real
Estate)
(a)
51,398
1,175 LTIMindtree Ltd. (Information
Technology)
(a)
80,085
3,992 Lupin Ltd. (Health Care) 92,928
9,578 Mahindra & Mahindra Financial
Services Ltd. (Financials) 39,818
14,721 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 618,365
1,155 MakeMyTrip Ltd. (Consumer
Discretionary)* 82,455
1,840 Mankind Pharma Ltd. (Health
Care) 46,305
8,672 Marico Ltd. (Consumer Staples) 69,552
1,898 Maruti Suzuki India Ltd.
(Consumer Discretionary) 337,384
3,675 Max Financial Services Ltd.
(Financials)* 69,932
12,300 Max Healthcare Institute Ltd.
(Health Care) 159,898
948 Mazagon Dock Shipbuilders
Ltd. (Industrials) 28,399
2,387 Motilal Oswal Financial
Services Ltd. (Financials) 25,604
1,388 Mphasis Ltd. (Information
Technology) 43,626
37 MRF Ltd. (Consumer
Discretionary) 63,049
1,771 Muthoot Finance Ltd.
(Financials) 74,133
10,540 Nestle India Ltd. (Consumer
Staples) 148,601
45,798 NHPC Ltd. (Utilities) 39,292
2,841 Nippon Life India Asset
Management Ltd. (Financials)
(a)
27,811
57,267 NMDC Ltd. (Materials) 47,326
12,150 NTPC Green Energy Ltd.
(Utilities)* 12,897
72,229 NTPC Ltd. (Utilities) 263,609
1,950 Oberoi Realty Ltd. (Real Estate) 35,910
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
44,930 Oil & Natural Gas Corp. Ltd.
(Energy) $ 122,186
9,004 Oil India Ltd. (Energy) 41,594
6,662 One 97 Communications Ltd.
(Financials)* 98,358
361 Oracle Financial Services
Software Ltd. (Information
Technology) 32,719
85 Page Industries Ltd. (Consumer
Discretionary) 36,415
5,370 Patanjali Foods Ltd. (Consumer
Staples) 34,109
5,555 PB Fintech Ltd. (Financials)* 112,960
1,658 Persistent Systems Ltd.
(Information Technology) 117,759
9,934 Petronet LNG Ltd. (Energy) 30,192
3,108 Phoenix Mills Ltd. (The) (Real
Estate) 60,348
1,343 PI Industries Ltd. (Materials) 50,983
4,414 Pidilite Industries Ltd.
(Materials) 72,531
725 Polycab India Ltd. (Industrials) 60,547
24,127 Power Finance Corp. Ltd.
(Financials) 97,832
75,197 Power Grid Corp. of India Ltd.
(Utilities) 226,942
911 Premier Energies Ltd.
(Information Technology)
(a)
9,937
2,288 Prestige Estates Projects Ltd.
(Real Estate) 42,904
159 Procter & Gamble Hygiene &
Health Care Ltd. (Consumer
Staples) 22,675
36,589 Punjab National Bank
(Financials) 50,927
9,407 Rail Vikas Nigam Ltd.
(Industrials) 34,085
20,720 REC Ltd. (Financials) 83,600
97,475 Reliance Industries Ltd.
(Energy) 1,708,176
66,682 Samvardhana Motherson
International Ltd. (Consumer
Discretionary) 86,708
4,866 SBI Cards & Payment Services
Ltd. (Financials) 47,881
7,407 SBI Life Insurance Co. Ltd.
(Financials)
(a)
162,801
672 Schaeffler India Ltd.
(Industrials) 29,295
165 Shree Cement Ltd. (Materials) 48,699
23,308 Shriram Finance Ltd.
(Financials) 221,921
1,396 Siemens Energy India Ltd.
(Industrials)* 49,312
1,479 Siemens Ltd. (Industrials) 54,515
11,811 SJVN Ltd. (Utilities) 10,281
404 Solar Industries India Ltd.
(Materials) 59,945

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
6,571 Sona Blw Precision Forgings
Ltd. (Consumer Discretionary)
(a)
$ 37,594
2,426 SRF Ltd. (Materials) 79,394
29,658 State Bank of India (Financials) 324,606
16,868 Steel Authority of India Ltd.
(Materials) 25,441
16,745 Sun Pharmaceutical Industries
Ltd. (Health Care) 342,884
1,061 Sundaram Finance Ltd.
(Financials) 56,089
975 Supreme Industries Ltd.
(Materials) 36,969
179,564 Suzlon Energy Ltd.
(Industrials)* 108,424
6,236 Swiggy Ltd. (Consumer
Discretionary)* 26,374
1,863 Tata Communications Ltd.
(Communication Services) 37,807
14,112 Tata Consultancy Services Ltd.
(Information Technology) 494,999
9,998 Tata Consumer Products Ltd.
(Consumer Staples) 131,045
581 Tata Elxsi Ltd. (Information
Technology) 33,507
2,149 Tata Investment Corp. Ltd.
(Financials) 17,917
33,649 Tata Motors Ltd. (Industrials)* 132,418
803 Tata Motors Passenger Vehicles
Ltd. (Consumer Discretionary) 3,203
28,197 Tata Power Co. Ltd. (The)
(Utilities) 122,973
121,959 Tata Steel Ltd. (Materials) 229,008
2,753 Tata Technologies Ltd.
(Information Technology) 20,900
8,717 Tech Mahindra Ltd.
(Information Technology) 147,867
614 Thermax Ltd. (Industrials) 20,045
5,829 Titan Co. Ltd. (Consumer
Discretionary) 254,652
1,538 Torrent Pharmaceuticals Ltd.
(Health Care) 63,974
2,671 Torrent Power Ltd. (Utilities) 39,252
3,012 Trent Ltd. (Consumer
Discretionary) 143,125
1,674 Tube Investments of India Ltd.
(Consumer Discretionary) 52,110
3,810 TVS Motor Co. Ltd. (Consumer
Discretionary) 150,424
1,911 UltraTech Cement Ltd.
(Materials) 247,828
24,633 Union Bank of India Ltd.
(Financials) 42,209
1,148 United Breweries Ltd.
(Consumer Staples) 21,698
4,941 United Spirits Ltd. (Consumer
Staples) 80,185
2,969 UNO Minda Ltd. (Consumer
Discretionary) 43,376
8,637 UPL Ltd. (Materials) 73,255
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
21,872 Varun Beverages Ltd.
(Consumer Staples) $ 117,750
22,316 Vedanta Ltd. (Materials) 131,230
29,675 Vishal Mega Mart Ltd.
(Consumer Discretionary)* 45,053
427,328 Vodafone Idea Ltd.
(Communication Services)* 47,583
3,832 Voltas Ltd. (Industrials) 58,962
41,806 Wipro Ltd. (Information
Technology) 116,625
262,944 Yes Bank Ltd. (Financials)* 67,406
4,199 Zydus Lifesciences Ltd. (Health
Care) 44,244
27,531,620
Indonesia – 0.5%
103,067 Alamtri Minerals Indonesia Tbk
PT (Materials) 7,859
182,881 Alamtri Resources Indonesia
Tbk PT (Energy) 19,875
204,534 Amman Mineral Internasional
PT (Materials)* 81,052
139,400 Aneka Tambang Tbk (Materials) 24,356
335,459 Astra International Tbk PT
(Industrials) 131,928
854,306 Bank Central Asia Tbk PT
(Financials) 424,460
603,827 Bank Mandiri Persero Tbk PT
(Financials) 175,112
247,703 Bank Negara Indonesia Persero
Tbk PT (Financials) 63,357
1,149,100 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 253,899
421,170 Barito Pacific Tbk PT
(Materials)* 90,531
87,520 Barito Renewables Energy Tbk
PT (Utilities) 50,316
1,223,300 Bumi Resources Minerals Tbk
PT (Materials)* 71,613
114,124 Chandra Asri Pacific Tbk PT
(Materials) 50,707
121,161 Charoen Pokphand Indonesia
Tbk PT (Consumer Staples) 33,682
25,800 Dian Swastatika Sentosa Tbk
PT (Energy)* 170,322
252,400 Elang Mahkota Teknologi Tbk
PT (Communication Services) 18,564
141,500 Impack Pratama Industri Tbk
PT (Materials)* 26,762
37,729 Indofood CBP Sukses Makmur
Tbk PT (Consumer Staples) 19,142
72,827 Indofood Sukses Makmur Tbk
PT (Consumer Staples) 32,139
82,432 Indosat Tbk PT
(Communication Services) 11,829
3,279 Jardine Matheson Holdings Ltd.
(Industrials) 215,102
315,440 Kalbe Farma Tbk PT (Health
Care) 22,728

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
25,019 Pantai Indah Kapuk Dua Tbk
PT (Real Estate) $ 21,068
278,000 Petrindo Jaya Kreasi Tbk PT
(Energy) 44,734
41,400 Petrosea Tbk PT (Materials) 24,857
313,094 Sumber Alfaria Trijaya Tbk PT
(Consumer Staples) 33,838
788,588 Telkom Indonesia Persero Tbk
PT (Communication Services) 166,193
157,500 Trimegah Bangun Persada Tbk
PT (Materials) 9,882
95,413 Unilever Indonesia Tbk PT
(Consumer Staples) 14,895
23,464 United Tractors Tbk PT
(Energy) 39,447
2,350,249
Ireland – 0.3%
2,854 AerCap Holdings NV
(Industrials) 382,436
33,920 AIB Group PLC (Financials) 348,388
15,619 Bank of Ireland Group PLC
(Financials) 289,301
2,409 Kerry Group PLC, Class A
(Consumer Staples) 223,522
2,544 Kingspan Group PLC
(Industrials) 218,038
1,461,685
Israel – 0.8%
900 Airport City Ltd. (Real Estate)* 16,894
3,368 Amot Investments Ltd. (Real
Estate) 25,118
607 Azrieli Group Ltd. (Real Estate) 61,546
21,396 Bank Hapoalim BM
(Financials) 461,819
24,346 Bank Leumi Le-Israel BM
(Financials) 509,265
33,256 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Communication Services) 65,345
257 Big Shopping Centers Ltd.
(Real Estate) 57,603
412 Camtek Ltd. (Information
Technology)* 43,534
1,911 Cellebrite DI Ltd. (Information
Technology)* 32,219
1,374 Check Point Software
Technologies Ltd. (Information
Technology)* 256,622
1,060 Clal Insurance Enterprises
Holdings Ltd. (Financials) 61,179
156 Delek Group Ltd. (Energy) 40,922
439 Elbit Systems Ltd. (Industrials) 205,746
4,046 Energix-Renewable Energies
Ltd. (Utilities) 17,672
1,927 Enlight Renewable Energy Ltd.
(Utilities)* 75,941
378 Etoro Group Ltd., Class A
(Financials)* 15,865
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
103 Fattal Holdings 1998 Ltd.
(Consumer Discretionary)* $ 18,644
860 First International Bank Of
Israel Ltd. (The) (Financials) 64,719
1,607 Global-e Online Ltd. (Consumer
Discretionary)* 64,955
1,719 Harel Insurance Investments
& Financial Services Ltd.
(Financials) 63,837
11,414 ICL Group Ltd. (Materials) 63,107
59 Israel Corp. Ltd. (Materials)
(b)
16,278
20,006 Israel Discount Bank Ltd., Class
A (Financials) 208,934
409 Melisron Ltd. (Real Estate) 50,930
292 Menora Mivtachim Holdings
Ltd. (Financials) 32,334
7,826 Migdal Insurance & Financial
Holdings Ltd. (Financials) 31,731
9,372 Mivne Real Estate KD Ltd.
(Real Estate) 40,273
2,501 Mizrahi Tefahot Bank Ltd.
(Financials) 174,769
1,165 Next Vision Stabilized Systems
Ltd. (Information Technology) 50,313
1,051 Nice Ltd. (Information
Technology)* 109,600
477 Nova Ltd. (Information
Technology)* 148,641
539 Oddity Tech Ltd., Class A
(Consumer Staples)* 23,317
2,440 OPC Energy Ltd. (Utilities)* 50,365
3,757 Phoenix Financial Ltd.
(Financials) 150,945
1,091 Plus500 Ltd. (Financials) 45,883
2,213 Shapir Engineering and Industry
Ltd. (Industrials) 19,917
4,358 Shufersal Ltd. (Consumer
Staples) 52,206
780 Strauss Group Ltd. (Consumer
Staples) 23,477
18,517 Teva Pharmaceutical Industries
Ltd. (Health Care)* 485,562
1,827 Tower Semiconductor Ltd.
(Information Technology)* 193,722
878 Wix.com Ltd. (Information
Technology)* 84,033
4,215,782
Italy – 1.9%
25,423 A2A SpA (Utilities) 69,602
3,372 Banca Mediolanum SpA
(Financials) 72,163
30,272 Banca Monte dei Paschi di
Siena SpA (Financials) 286,433
18,003 Banco BPM SpA (Financials) 259,391
23,311 BPER Banca SpA (Financials) 280,816
9,433 Davide Campari-Milano NV
(Consumer Staples) 64,218
125,557 Enel SpA (Utilities) 1,298,031
33,627 Eni SpA (Energy) 629,565

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
1,985 Ferrari NV (Consumer
Discretionary) $ 778,187
9,992 FinecoBank Banca Fineco SpA
(Financials) 245,260
14,648 Generali (Financials) 581,051
5,169 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(a)(b)
47,301
239,071 Intesa Sanpaolo SpA
(Financials)
(b)
1,549,858
6,547 Leonardo SpA (Industrials) 356,428
3,543 Moncler SpA (Consumer
Discretionary) 238,980
8,074 Nexi SpA (Financials)
(a)
37,659
7,453 Poste Italiane SpA (Financials)
(a)
178,268
8,512 PRADA SpA (Consumer
Discretionary) 50,379
4,625 Prysmian SpA (Industrials) 463,219
1,622 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 95,815
7,890 Ryanair Holdings PLC ADR
(Industrials) 537,782
33,478 Snam SpA (Utilities) 222,783
166,110 Telecom Italia SpA
(Communication Services)* 93,459
100,152 Telecom Italia SpA-RSP
(Communication Services)* 64,020
22,941 Terna - Rete Elettrica Nazionale
(Utilities) 241,961
22,932 UniCredit SpA (Financials) 1,705,675
5,326 Unipol Assicurazioni SpA
(Financials) 122,108
10,570,412
Japan – 15.0%
1,522 ABC-Mart, Inc. (Consumer
Discretionary) 26,475
5,922 Acom Co. Ltd. (Financials) 18,026
11,985 Advantest Corp. (Information
Technology) 1,580,207
39,108 Aeon Co. Ltd. (Consumer
Staples) 708,605
3,382 AGC, Inc. (Industrials)
(b)
117,053
3,258 Air Water, Inc. (Materials) 45,973
8,160 Aisin Corp. (Consumer
Discretionary) 145,369
13,982 Ajinomoto Co., Inc. (Consumer
Staples) 324,619
3,116 Alfresa Holdings Corp. (Health
Care) 47,184
5,882 ALSOK Co. Ltd. (Industrials) 46,136
4,912 Amada Co. Ltd. (Industrials) 58,484
7,422 ANA Holdings, Inc.
(Industrials) 140,141
23,721 Asahi Group Holdings Ltd.
(Consumer Staples) 275,516
3,544 Asahi Intecc Co. Ltd. (Health
Care) 66,463
20,155 Asahi Kasei Corp. (Materials) 168,421
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
10,312 Asics Corp. (Consumer
Discretionary) $ 247,210
29,674 Astellas Pharma, Inc. (Health
Care) 374,419
7,584 Azbil Corp. (Information
Technology) 71,588
9,232 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 270,778
2,145 BayCurrent Consulting, Inc.
(Industrials) 93,979
9,008 Bridgestone Corp. (Consumer
Discretionary) 422,721
4,177 Brother Industries Ltd.
(Information Technology) 83,647
14,725 Canon, Inc. (Information
Technology) 434,626
5,458 Capcom Co. Ltd.
(Communication Services) 133,713
15,475 Central Japan Railway Co.
(Industrials) 423,244
10,344 Chiba Bank Ltd. (The)
(Financials) 109,008
10,626 Chubu Electric Power Co., Inc.
(Utilities) 166,148
10,424 Chugai Pharmaceutical Co. Ltd.
(Health Care) 559,376
2,131 Coca-Cola Bottlers Japan
Holdings, Inc. (Consumer
Staples) 39,411
634 Cosmos Pharmaceutical Corp.
(Consumer Staples) 30,345
6,767 CyberAgent, Inc.
(Communication Services) 60,558
6,690 Dai Nippon Printing Co. Ltd.
(Industrials) 113,179
5,381 Daifuku Co. Ltd. (Industrials) 170,378
57,040 Dai-ichi Life Holdings, Inc.
(Financials) 445,391
28,389 Daiichi Sankyo Co. Ltd. (Health
Care) 702,948
4,419 Daikin Industries Ltd.
(Industrials) 574,428
4,980 Daito Trust Construction Co.
Ltd. (Real Estate) 95,292
9,398 Daiwa House Industry Co. Ltd.
(Real Estate) 320,815
74 Daiwa House REIT Investment
Corp. REIT (Real Estate) 67,148
21,366 Daiwa Securities Group, Inc.
(Financials) 177,240
27,089 Denso Corp. (Consumer
Discretionary) 357,512
3,304 Dentsu Group, Inc.
(Communication Services) 75,057
1,481 Disco Corp. (Information
Technology) 415,022
16,164 East Japan Railway Co.
(Industrials) 419,094
7,567 Ebara Corp. (Industrials) 198,231

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
4,197 Eisai Co. Ltd. (Health Care) $ 131,706
2,791 Electric Power Development Co.
Ltd. (Utilities) 56,285
43,410 ENEOS Holdings, Inc. (Energy) 286,108
15,027 FANUC Corp. (Industrials) 483,984
2,874 Fast Retailing Co. Ltd.
(Consumer Discretionary) 1,052,357
1,800 Food & Life Cos. Ltd.
(Consumer Discretionary) 81,089
2,262 Fuji Electric Co. Ltd.
(Industrials) 157,709
2,200 Fuji Media Holdings, Inc.
(Communication Services) 49,541
19,037 FUJIFILM Holdings Corp.
(Information Technology) 409,896
4,000 Fujikura Ltd. (Industrials) 460,109
29,473 Fujitsu Ltd. (Information
Technology) 783,240
3,040 Fukuoka Financial Group, Inc.
(Financials) 93,645
79 GLP J REIT (Real Estate) 74,925
729 GMO Payment Gateway, Inc.
(Financials) 46,903
3,634 Hakuhodo DY Holdings, Inc.
(Communication Services) 27,479
4,642 Hamamatsu Photonics KK
(Information Technology) 47,223
3,923 Hankyu Hanshin Holdings, Inc.
(Industrials) 98,572
4,130 Haseko Corp. (Consumer
Discretionary) 79,054
219 Hikari Tsushin, Inc. (Industrials) 60,964
486 Hirose Electric Co. Ltd.
(Information Technology) 54,891
1,416 Hitachi Construction Machinery
Co. Ltd. (Industrials) 41,241
71,231 Hitachi Ltd. (Industrials) 2,267,707
75,735 Honda Motor Co. Ltd.
(Consumer Discretionary) 762,931
1,797 Hoshizaki Corp. (Industrials) 60,687
5,456 Hoya Corp. (Health Care) 819,886
8,433 Hulic Co. Ltd. (Real Estate) 93,085
2,069 Ibiden Co. Ltd. (Information
Technology) 157,512
13,087 Idemitsu Kosan Co. Ltd.
(Energy) 97,031
16,745 IHI Corp. (Industrials) 298,899
2,656 Iida Group Holdings Co. Ltd.
(Consumer Discretionary) 42,210
13,804 Inpex Corp. (Energy) 294,656
5,330 Isetan Mitsukoshi Holdings Ltd.
(Consumer Discretionary) 83,220
9,131 Isuzu Motors Ltd. (Consumer
Discretionary) 138,881
20,343 ITOCHU Corp. (Industrials) 1,220,189
4,142 J Front Retailing Co. Ltd.
(Consumer Discretionary) 59,814
7,133 Japan Airlines Co. Ltd.
(Industrials)
(b)
133,152
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
16,866 Japan Exchange Group, Inc.
(Financials) $ 193,627
116 Japan Metropolitan Fund Invest
REIT (Real Estate) 91,507
22,202 Japan Post Bank Co. Ltd.
(Financials) 267,121
28,192 Japan Post Holdings Co. Ltd.
(Financials) 277,313
2,945 Japan Post Insurance Co. Ltd.
(Financials) 82,000
115 Japan Real Estate Investment
Corp. REIT (Real Estate) 98,529
18,110 Japan Tobacco, Inc. (Consumer
Staples) 680,880
9,702 JFE Holdings, Inc. (Materials) 119,060
8,800 JX Advanced Metals Corp.
(Materials) 94,119
7,050 Kajima Corp. (Industrials) 262,935
14,679 Kansai Electric Power Co., Inc.
(The) (Utilities) 251,062
2,442 Kansai Paint Co. Ltd.
(Materials) 37,581
7,406 Kao Corp. (Consumer Staples) 299,657
2,596 Kawasaki Heavy Industries Ltd.
(Industrials) 164,394
5,902 Kawasaki Kisen Kaisha Ltd.
(Industrials)
(b)
78,611
50,086 KDDI Corp. (Communication
Services) 863,225
1,825 Keio Corp. (Industrials) 47,645
7,869 Keisei Electric Railway Co. Ltd.
(Industrials) 63,915
1,711 Kewpie Corp. (Consumer
Staples) 48,298
3,055 Keyence Corp. (Information
Technology) 1,040,325
12,769 Kikkoman Corp. (Consumer
Staples) 117,012
1,800 Kinden Corp. (Industrials) 74,791
3,140 Kintetsu Group Holdings Co.
Ltd. (Industrials) 59,490
1,300 Kioxia Holdings Corp.
(Information Technology)* 78,358
12,751 Kirin Holdings Co. Ltd.
(Consumer Staples) 200,478
842 Kobayashi Pharmaceutical Co.
Ltd. (Consumer Staples) 28,166
2,347 Kobe Bussan Co. Ltd.
(Consumer Staples) 57,032
1,878 Koei Tecmo Holdings Co. Ltd.
(Communication Services) 25,670
3,380 Koito Manufacturing Co. Ltd.
(Consumer Discretionary) 49,200
2,250 Kokusai Electric Corp.
(Information Technology) 61,942
14,490 Komatsu Ltd. (Industrials) 475,603
1,589 Konami Group Corp.
(Communication Services) 242,703
15,458 Kubota Corp. (Industrials) 223,277

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
4,789 Kuraray Co. Ltd. (Materials) $ 47,138
1,868 Kurita Water Industries Ltd.
(Industrials) 74,421
22,110 Kyocera Corp. (Information
Technology) 302,782
4,800 Kyoto Financial Group, Inc.
(Financials) 104,582
4,132 Kyowa Kirin Co. Ltd. (Health
Care) 69,652
7,675 Kyushu Electric Power Co., Inc.
(Utilities) 85,677
2,234 Kyushu Railway Co.
(Industrials) 57,536
1,302 Lasertec Corp. (Information
Technology) 234,285
4,623 Lixil Corp. (Industrials) 54,777
40,729 LY Corp. (Communication
Services) 109,750
6,792 M3, Inc. (Health Care) 112,163
3,878 Makita Corp. (Industrials) 112,749
23,759 Marubeni Corp. (Industrials) 627,128
2,578 Marui Group Co. Ltd.
(Financials) 52,419
5,902 MatsukiyoCocokara & Co.
(Consumer Staples) 109,303
9,558 Mazda Motor Corp. (Consumer
Discretionary) 70,008
1,417 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary) 57,842
14,376 Mebuki Financial Group, Inc.
(Financials) 93,921
3,048 Medipal Holdings Corp. (Health
Care) 53,255
3,922 MEIJI Holdings Co. Ltd.
(Consumer Staples) 84,673
5,433 MINEBEA MITSUMI, Inc.
(Industrials) 110,401
4,727 MISUMI Group, Inc.
(Industrials) 68,398
21,466 Mitsubishi Chemical Group
Corp. (Materials) 121,230
54,899 Mitsubishi Corp. (Industrials) 1,302,378
31,556 Mitsubishi Electric Corp.
(Industrials) 853,963
18,831 Mitsubishi Estate Co. Ltd. (Real
Estate) 444,679
2,709 Mitsubishi Gas Chemical Co.,
Inc. (Materials) 46,828
13,827 Mitsubishi HC Capital, Inc.
(Financials) 110,713
50,817 Mitsubishi Heavy Industries
Ltd. (Industrials) 1,285,323
10,771 Mitsubishi Motors Corp.
(Consumer Discretionary) 25,697
188,181 Mitsubishi UFJ Financial
Group, Inc. (Financials) 2,922,503
39,265 Mitsui & Co. Ltd. (Industrials) 1,043,460
2,952 Mitsui Chemicals, Inc.
(Materials) 74,457
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
44,090 Mitsui Fudosan Co. Ltd. (Real
Estate) $ 518,033
5,503 Mitsui OSK Lines Ltd.
(Industrials)
(b)
156,327
40,321 Mizuho Financial Group, Inc.
(Financials) 1,414,142
4,001 MonotaRO Co. Ltd.
(Industrials) 58,778
21,201 MS&AD Insurance Group
Holdings, Inc. (Financials) 470,756
27,429 Murata Manufacturing Co. Ltd.
(Information Technology) 564,751
20,295 NEC Corp. (Information
Technology) 766,151
5,203 Nexon Co. Ltd.
(Communication Services) 126,666
3,904 NGK Insulators Ltd.
(Industrials) 77,079
1,411 NH Foods Ltd. (Consumer
Staples) 62,444
3,514 Nichirei Corp. (Consumer
Staples) 43,843
14,736 NIDEC Corp. (Industrials) 185,935
4,309 Nikon Corp. (Consumer
Discretionary) 49,883
18,820 Nintendo Co. Ltd.
(Communication Services) 1,601,599
135 Nippon Building Fund, Inc.
REIT (Real Estate) 129,161
3,619 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials) 76,810
14,774 Nippon Paint Holdings Co. Ltd.
(Materials) 96,379
114 Nippon Prologis REIT, Inc.
REIT (Real Estate) 68,743
3,008 Nippon Sanso Holdings Corp.
(Materials) 97,979
81,900 Nippon Steel Corp. (Materials) 331,641
2,689 Nippon Television Holdings,
Inc. (Communication Services) 68,927
6,612 Nippon Yusen KK (Industrials) 209,737
2,169 Nissan Chemical Corp.
(Materials) 73,375
36,531 Nissan Motor Co. Ltd.
(Consumer Discretionary)*
(b)
89,940
4,245 Nisshin Seifun Group, Inc.
(Consumer Staples) 50,964
3,028 Nissin Foods Holdings Co. Ltd.
(Consumer Staples) 55,010
2,591 Niterra Co. Ltd. (Consumer
Discretionary) 112,041
6,800 Nitori Holdings Co. Ltd.
(Consumer Discretionary) 117,742
11,390 Nitto Denko Corp. (Materials) 281,812
49,283 Nomura Holdings, Inc.
(Financials) 371,873
8,575 Nomura Real Estate Holdings,
Inc. (Real Estate) 52,659

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
71 Nomura Real Estate Master
Fund, Inc. REIT (Real Estate) $ 77,529
6,450 Nomura Research Institute Ltd.
(Information Technology) 257,669
875,443 NTT, Inc. (Communication
Services) 874,040
10,785 Obayashi Corp. (Industrials) 220,054
478 OBIC Business Consultants Co.
Ltd. (Information Technology) 26,793
5,405 Obic Co. Ltd. (Information
Technology) 173,944
5,272 Odakyu Electric Railway Co.
Ltd. (Industrials) 59,781
13,126 Oji Holdings Corp. (Materials) 69,125
17,930 Olympus Corp. (Health Care) 241,288
6,605 Ono Pharmaceutical Co. Ltd.
(Health Care) 93,139
1,243 Open House Group Co. Ltd.
(Consumer Discretionary) 73,075
553 Oracle Corp. Japan (Information
Technology) 47,575
18,004 Oriental Land Co. Ltd.
(Consumer Discretionary) 346,927
18,496 ORIX Corp. (Financials) 502,906
90 Orix JREIT, Inc. REIT (Real
Estate) 61,826
5,924 Osaka Gas Co. Ltd. (Utilities) 208,185
3,651 Otsuka Corp. (Information
Technology) 72,225
7,155 Otsuka Holdings Co. Ltd.
(Health Care) 405,595
31,230 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 189,541
36,900 Panasonic Holdings Corp.
(Consumer Discretionary) 463,822
30,583 Persol Holdings Co. Ltd.
(Industrials) 55,051
1,400 Rakuten Bank Ltd. (Financials)* 66,497
23,585 Rakuten Group, Inc. (Consumer
Discretionary)* 144,261
23,919 Recruit Holdings Co. Ltd.
(Industrials) 1,227,142
26,942 Renesas Electronics Corp.
(Information Technology) 319,661
35,328 Resona Holdings, Inc.
(Financials) 359,845
2,938 Resonac Holdings Corp.
(Materials) 122,867
8,798 Ricoh Co. Ltd. (Information
Technology) 78,988
1,709 Rinnai Corp. (Consumer
Discretionary) 43,566
5,833 Rohm Co. Ltd. (Information
Technology) 78,309
3,269 Rohto Pharmaceutical Co. Ltd.
(Consumer Staples) 53,010
8,452 Ryohin Keikaku Co. Ltd.
(Consumer Discretionary) 167,848
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
2,600 Sanrio Co. Ltd. (Consumer
Discretionary) $ 93,037
5,154 Santen Pharmaceutical Co. Ltd.
(Health Care) 52,828
3,100 Sanwa Holdings Corp.
(Industrials) 79,958
9,820 SBI Holdings, Inc. (Financials) 206,909
1,348 SCREEN Holdings Co. Ltd.
(Information Technology) 111,045
2,381 SCSK Corp. (Information
Technology) 86,787
6,900 Secom Co. Ltd. (Industrials) 233,419
2,570 Sega Sammy Holdings, Inc.
(Consumer Discretionary) 44,154
3,604 Seibu Holdings, Inc.
(Industrials) 111,988
4,569 Seiko Epson Corp. (Information
Technology) 56,948
5,966 Sekisui Chemical Co. Ltd.
(Industrials) 101,638
9,720 Sekisui House Ltd. (Consumer
Discretionary) 217,820
37,328 Seven & i Holdings Co. Ltd.
(Consumer Staples) 513,813
5,122 SG Holdings Co. Ltd.
(Industrials) 51,220
4,606 Sharp Corp. (Consumer
Discretionary)* 22,978
3,854 Shimadzu Corp. (Information
Technology) 110,125
784 Shimamura Co. Ltd. (Consumer
Discretionary) 56,219
1,204 Shimano, Inc. (Consumer
Discretionary) 127,267
8,806 Shimizu Corp. (Industrials) 156,369
27,363 Shin-Etsu Chemical Co. Ltd.
(Materials) 824,485
12,419 Shionogi & Co. Ltd. (Health
Care) 213,324
6,504 Shiseido Co. Ltd. (Consumer
Staples) 92,569
7,411 Shizuoka Financial Group, Inc.
(Financials) 107,449
936 SMC Corp. (Industrials) 329,175
456,440 SoftBank Corp.
(Communication Services) 652,851
16,203 SoftBank Group Corp.
(Communication Services) 1,746,975
3,412 Sojitz Corp. (Industrials) 99,791
14,786 Sompo Holdings, Inc.
(Financials) 469,305
97,845 Sony Group Corp. (Consumer
Discretionary) 2,868,573
4,289 Square Enix Holdings Co. Ltd.
(Communication Services) 85,807
1,778 Stanley Electric Co. Ltd.
(Consumer Discretionary) 34,831
9,293 Subaru Corp. (Consumer
Discretionary) 208,966

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,700 Sugi Holdings Co. Ltd.
(Consumer Staples) $ 40,155
23,779 Sumitomo Chemical Co. Ltd.
(Materials) 72,686
17,356 Sumitomo Corp. (Industrials) 544,759
11,914 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) 468,849
8,103 Sumitomo Forestry Co. Ltd.
(Consumer Discretionary) 86,197
1,904 Sumitomo Heavy Industries
Ltd. (Industrials) 51,928
4,257 Sumitomo Metal Mining Co.
Ltd. (Materials) 140,000
62,254 Sumitomo Mitsui Financial
Group, Inc. (Financials) 1,874,202
10,549 Sumitomo Mitsui Trust Group,
Inc. (Financials) 305,620
6,767 Sumitomo Realty &
Development Co. Ltd. (Real
Estate) 327,054
2,908 Sumitomo Rubber Industries
Ltd. (Consumer Discretionary) 40,578
1,127 Sundrug Co. Ltd. (Consumer
Staples) 31,279
2,080 Suntory Beverage & Food Ltd.
(Consumer Staples) 66,006
25,974 Suzuki Motor Corp. (Consumer
Discretionary) 406,296
7,912 Sysmex Corp. (Health Care) 75,343
8,474 T&D Holdings, Inc. (Financials) 184,250
2,671 Taisei Corp. (Industrials) 228,503
24,972 Takeda Pharmaceutical Co. Ltd.
(Health Care) 721,076
2,136 TBS Holdings, Inc.
(Communication Services) 79,609
31,010 TDK Corp. (Information
Technology) 508,620
22,161 Terumo Corp. (Health Care) 346,510
3,514 TIS, Inc. (Information
Technology) 116,218
729 Toei Animation Co. Ltd.
(Communication Services) 13,431
1,789 Toho Co. Ltd. (Communication
Services) 103,121
7,662 Tohoku Electric Power Co., Inc.
(Utilities) 56,538
28,499 Tokio Marine Holdings, Inc.
(Financials) 1,006,094
2,724 Tokyo Century Corp.
(Financials) 34,484
24,357 Tokyo Electric Power Co.
Holdings, Inc. (Utilities)* 123,775
7,414 Tokyo Electron Ltd.
(Information Technology) 1,510,831
5,260 Tokyo Gas Co. Ltd. (Utilities) 213,434
4,700 Tokyo Metro Co. Ltd.
(Industrials)
(b)
48,355
8,148 Tokyu Corp. (Industrials) 95,186
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
9,675 Tokyu Fudosan Holdings Corp.
(Real Estate) $ 90,023
4,319 TOPPAN Holdings, Inc.
(Industrials) 139,437
23,424 Toray Industries, Inc.
(Materials) 152,357
4,979 Tosoh Corp. (Materials) 75,124
2,537 TOTO Ltd. (Industrials) 66,396
1,517 Toyo Suisan Kaisha Ltd.
(Consumer Staples) 108,975
2,759 Toyota Industries Corp.
(Industrials) 309,050
172,881 Toyota Motor Corp. (Consumer
Discretionary) 3,470,914
10,810 Toyota Tsusho Corp.
(Industrials) 350,104
2,146 Trend Micro, Inc. (Information
Technology) 107,211
2,635 Tsuruha Holdings, Inc.
(Consumer Staples) 46,756
18,495 Unicharm Corp. (Consumer
Staples) 108,540
52 United Urban Investment Corp.
REIT (Real Estate) 61,480
5,596 USS Co. Ltd. (Consumer
Discretionary) 62,469
7,001 West Japan Railway Co.
(Industrials) 139,437
4,410 Yakult Honsha Co. Ltd.
(Consumer Staples) 69,068
10,783 Yamada Holdings Co. Ltd.
(Consumer Discretionary) 33,071
6,282 Yamaha Corp. (Consumer
Discretionary) 43,497
14,340 Yamaha Motor Co. Ltd.
(Consumer Discretionary)
(b)
103,978
4,419 Yamato Holdings Co. Ltd.
(Industrials) 63,659
2,200 Yamazaki Baking Co. Ltd.
(Consumer Staples) 46,185
3,800 Yaskawa Electric Corp.
(Industrials) 98,354
3,681 Yokogawa Electric Corp.
(Information Technology) 117,754
17,927 Yokohama Financial Group, Inc.
(Financials) 141,819
2,083 Yokohama Rubber Co. Ltd.
(The) (Consumer Discretionary) 82,666
1,421 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 85,652
5,829 ZOZO, Inc. (Consumer
Discretionary) 50,278
82,084,704
Kuwait – 0.2%
21,642 Agility Public Warehousing Co.
KSCC (Industrials) 10,082
17,791 Al Ahli Bank of Kuwait KSCP
(Financials) 16,461

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Kuwait – (continued)
28,657 Boubyan Bank KSCP
(Financials) $ 66,006
22,124 Burgan Bank SAK (Financials) 16,217
40,144 Gulf Bank KSCP (Financials) 46,559
209,616 Kuwait Finance House KSCP
(Financials) 543,588
11,797 Mabanee Co KPSC (Real
Estate) 41,354
34,854 Mobile Telecommunications
Co. KSCP (Communication
Services) 59,046
134,548 National Bank of Kuwait SAKP
(Financials) 440,092
42,973 Warba Bank KSCP
(Financials)* 40,740
1,280,145
Luxembourg – 0.1%
6,895 ArcelorMittal (Materials) 297,514
10,597 CVC Capital Partners PLC
(Financials)
(a)
175,129
2,212 Reinet Investments SCA
(Financials) 74,777
547,420
Macau – 0.0%
34,890 Galaxy Entertainment Group
Ltd. (Consumer Discretionary) 180,330
13,200 MGM China Holdings Ltd.
(Consumer Discretionary) 28,009
40,289 Sands China Ltd. (Consumer
Discretionary) 109,706
318,045
Mexico – 0.6%
264,472 America Movil SAB de CV,
Series B (Communication
Services) 304,402
7,747 Arca Continental SAB de CV
(Consumer Staples) 77,362
29,000 Becle SAB de CV (Consumer
Staples) 34,502
247,169 Cemex SAB de CV, Series CPO
(Materials) 261,285
8,726 Coca-Cola Femsa SAB de CV
(Consumer Staples) 76,305
3,079 El Puerto de Liverpool SAB de
CV (Consumer Discretionary) 17,005
47,677 Fibra Uno Administracion SA
de CV REIT (Real Estate) 69,889
29,209 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 279,840
3,013 Fresnillo PLC (Materials) 105,155
3,003 Gruma SAB de CV, Class B
(Consumer Staples) 52,302
4,500 Grupo Aeroportuario del Centro
Norte SAB de CV (Industrials) 60,294
6,150 Grupo Aeroportuario del
Pacifico SAB de CV, Class B
(Industrials) 146,817
Shares Description Value
a
Common Stocks – (continued)
Mexico – (continued)
2,972 Grupo Aeroportuario del
Sureste SAB de CV, Class B
(Industrials) $ 89,774
22,616 Grupo Bimbo SAB de CV,
Series A (Consumer Staples)
(b)
71,587
8,125 Grupo Carso SAB de CV, Series
A1 (Industrials) 55,751
7,508 Grupo Comercial Chedraui SA
de CV (Consumer Staples) 54,496
47,110 Grupo Financiero Banorte SAB
de CV, Class O (Financials) 452,910
32,544 Grupo Financiero Inbursa SAB
de CV, Class O (Financials) 77,633
51,092 Grupo Mexico SAB de CV,
Series B (Materials) 443,010
3,118 Industrias Penoles SAB de CV
(Materials)* 133,153
26,629 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) 54,556
17,160 Prologis Property Mexico SA de
CV REIT (Real Estate) 73,375
3,090 Promotora y Operadora de
Infraestructura SAB de CV
(Industrials) 42,179
82,775 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 276,963
3,310,545
Netherlands – 2.7%
9,383 ABN AMRO Bank NV
(Financials)
(a)
317,427
460 Adyen NV (Financials)*
(a)
715,684
1,001 Argenx SE ADR (Health Care)* 912,892
751 ASM International NV
(Information Technology) 413,474
6,231 ASML Holding NV
(Information Technology) 6,532,838
1,235 EXOR NV (Financials) 104,056
2,015 Heineken Holding NV
(Consumer Staples) 143,935
4,775 Heineken NV (Consumer
Staples) 388,912
46,918 ING Groep NV (Financials) 1,216,973
14,648 Koninklijke Ahold Delhaize NV
(Consumer Staples) 606,041
53,307 Koninklijke KPN NV
(Communication Services) 243,750
13,376 Koninklijke Philips NV (Health
Care) 376,601
3,418 Nebius Group NV (Information
Technology)*
(b)
324,266
4,172 NXP Semiconductors NV
(Information Technology) 813,290
15,626 Universal Music Group NV
(Communication Services) 400,416
3,867 Wolters Kluwer NV
(Industrials) 411,087
13,921,642

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
New Zealand – 0.2%
11,222 a2 Milk Co. Ltd. (The)
(Consumer Staples) $ 70,797
27,971 Auckland International Airport
Ltd. (Industrials) 128,454
14,750 Contact Energy Ltd. (Utilities) 81,540
9,116 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 195,192
14,831 Infratil Ltd. (Financials) 99,355
1,376 Mainfreight Ltd. (Industrials) 53,081
10,835 Mercury NZ Ltd. (Utilities) 39,558
21,014 Meridian Energy Ltd. (Utilities) 67,915
30,347 Spark New Zealand Ltd.
(Communication Services) 39,371
2,652 Xero Ltd. (Information
Technology)* 212,615
987,878
Norway – 0.4%
367 Aker ASA, Class A (Industrials) 28,634
5,098 Aker BP ASA (Energy) 124,168
12,248 AutoStore Holdings Ltd.
(Industrials)* 13,396
13,388 DNB Bank ASA (Financials) 358,120
9,743 Equinor ASA (Energy) 224,585
2,375 Frontline PLC (Energy) 56,836
2,960 Gjensidige Forsikring ASA
(Financials) 82,895
6,833 Kongsberg Gruppen ASA
(Industrials) 161,967
4,184 Leroy Seafood Group ASA
(Consumer Staples) 19,446
7,240 Mowi ASA (Consumer Staples) 164,383
2,729 Nordic Semiconductor ASA
(Information Technology)* 36,216
20,707 Norsk Hydro ASA (Materials) 148,211
12,252 Orkla ASA (Consumer Staples) 131,214
886 Protector Forsikring ASA
(Financials) 42,187
1,080 Salmar ASA (Consumer
Staples) 63,119
1,676 SpareBank 1 SMN (Financials) 31,735
2,826 SpareBank 1 Sor-Norge ASA
(Financials) 49,967
2,380 Sparebanken Norge (Financials) 42,209
6,550 Storebrand ASA (Financials) 101,951
9,913 Telenor ASA (Communication
Services) 143,219
3,876 TOMRA Systems ASA
(Industrials) 47,950
12,585 Var Energi ASA (Energy) 39,364
2,575 Vend Marketplaces ASA, Class
B (Communication Services) 71,553
1,582 Wallenius Wilhelmsen ASA
(Industrials) 14,260
2,197,585
Philippines – 0.1%
22,500 Aboitiz Power Corp. (Utilities) 16,459
4,119 Ayala Corp. (Industrials) 33,362
99,445 Ayala Land, Inc. (Real Estate) 34,508
Shares Description Value
a
Common Stocks – (continued)
Philippines – (continued)
32,867 Bank of the Philippine Islands
(Financials) $ 65,291
35,236 BDO Unibank, Inc. (Financials) 78,710
585 Globe Telecom, Inc.
(Communication Services) 15,980
13,295 International Container
Terminal Services, Inc.
(Industrials) 122,986
7,438 Jollibee Foods Corp. (Consumer
Discretionary) 23,971
4,895 Manila Electric Co. (Utilities) 49,372
29,890 Metropolitan Bank & Trust Co.
(Financials) 33,639
1,436 PLDT, Inc. (Communication
Services) 31,636
8,122 SM Investments Corp.
(Industrials) 102,486
144,196 SM Prime Holdings, Inc. (Real
Estate) 56,552
664,952
Poland – 0.3%
9,320 Allegro.eu SA (Consumer
Discretionary)*
(a)
81,952
926 Asseco Poland SA (Information
Technology) 49,431
10,060 Bank Millennium SA
(Financials)* 43,105
2,884 Bank Pekao SA (Financials) 158,185
211 Budimex SA (Industrials) 36,175
753 CCC SA (Consumer
Discretionary)*
(b)
27,906
1,132 CD Projekt SA (Communication
Services) 79,618
7,830 Dino Polska SA (Consumer
Staples)*
(a)
87,698
3,906 InPost SA (Industrials)* 45,785
2,231 KGHM Polska Miedz SA
(Materials)* 129,560
19 LPP SA (Consumer
Discretionary) 88,656
217 mBank SA (Financials)* 61,074
9,510 ORLEN SA (Energy) 245,273
14,592 PGE Polska Grupa
Energetyczna SA (Utilities)* 39,492
14,022 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials) 297,714
9,293 Powszechny Zaklad
Ubezpieczen SA (Financials) 160,243
633 Santander Bank Polska SA
(Financials) 89,425
6,901 Zabka Group SA (Consumer
Staples)*
(b)
44,051
1,765,343
Portugal – 0.1%
119,759 Banco Comercial Portugues SA,
Class R (Financials) 114,163
46,599 EDP SA (Utilities) 207,993

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Portugal – (continued)
6,849 Galp Energia SGPS SA
(Energy) $ 138,028
4,567 Jeronimo Martins SGPS SA
(Consumer Staples) 108,337
3,331 Navigator Co. SA (The)
(Materials) 11,752
580,273
Qatar – 0.2%
114,599 Al Rayan Bank (Financials) 68,646
55,957 Commercial Bank PSQC (The)
(Financials) 61,920
28,996 Dukhan Bank (Financials) 27,690
33,012 Industries Qatar QSC
(Industrials) 110,161
72,118 Mesaieed Petrochemical
Holding Co. (Materials) 23,254
11,614 Ooredoo QPSC
(Communication Services) 40,670
8,085 Qatar Electricity & Water Co.
QSC (Utilities) 32,908
9,730 Qatar Fuel QSC (Energy) 39,978
45,271 Qatar Gas Transport Co. Ltd.
(Energy) 56,113
18,456 Qatar International Islamic
Bank QSC (Financials) 56,012
27,259 Qatar Islamic Bank (Financials) 174,065
73,772 Qatar National Bank QPSC
(Financials) 366,733
1,058,150
Saudi Arabia – 0.9%
2,214 ACWA Power Co. (Utilities)* 112,723
6,161 Ades Holding Co. (Energy) 27,935
2,117 Advanced Petrochemical Co.
(Materials)* 17,878
32,016 Al Rajhi Bank (Financials) 818,013
811 Al Rajhi Co. for Co-operative
Insurance (Financials)* 18,721
20,353 Alinma Bank (Financials) 131,402
7,735 Almarai Co. JSC (Consumer
Staples) 92,166
14,745 Arab National Bank (Financials) 87,178
419 Arabian Internet &
Co.mmunications Services Co.
(Information Technology) 25,108
12,212 Bank AlBilad (Financials) 85,223
10,381 Bank Al-Jazira (Financials)* 31,989
20,352 Banque Saudi Fransi
(Financials) 89,189
1,232 Bupa Arabia for Cooperative
Insurance Co. (Financials) 48,276
1,221 Co. for Cooperative Insurance
(The) (Financials) 39,220
8,679 Dar Al Arkan Real Estate
Development Co. (Real Estate)* 36,276
1,405 Dr Sulaiman Al Habib Medical
Services Group Co. (Health
Care) 90,559
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
439 Elm Co. (Information
Technology) $ 89,638
6,269 Etihad Etisalat Co.
(Communication Services) 104,944
9,609 Jabal Omar Development Co.
(Consumer Discretionary)* 38,882
9,770 Jarir Marketing Co. (Consumer
Discretionary) 33,075
1,629 Makkah Construction &
Development Co. (Real Estate) 36,389
1,578 Mouwasat Medical Services Co.
(Health Care) 29,192
648 Nahdi Medical Co. (Consumer
Staples) 17,161
6,942 Rabigh Refining &
Petrochemical Co. (Energy)* 14,082
24,425 Riyad Bank (Financials) 167,979
771 Riyadh Cables Group Co.
(Industrials) 25,176
3,876 SABIC Agri-Nutrients Co.
(Materials) 120,368
5,930 Sahara International
Petrochemical Co. (Materials) 26,556
397 SAL Saudi Logistics Services
(Industrials) 17,980
23,338 Saudi Arabian Mining Co.
(Materials)* 379,485
94,175 Saudi Arabian Oil Co.
(Energy)
(a)
618,302
841 Saudi Aramco Base Oil Co.
(Materials) 19,279
16,637 Saudi Awwal Bank (Financials) 135,794
14,954 Saudi Basic Industries Corp.
(Materials) 219,839
12,987 Saudi Electricity Co. (Utilities) 48,847
5,531 Saudi Industrial Investment
Group (Materials)* 21,231
10,045 Saudi Investment Bank (The)
(Financials) 34,702
12,054 Saudi Kayan Petrochemical Co.
(Materials)* 16,644
48,072 Saudi National Bank (The)
(Financials) 472,846
532 Saudi Research & Media Group
(Communication Services)* 20,208
797 Saudi Tadawul Group Holding
Co. (Financials) 35,777
31,063 Saudi Telecom Co.
(Communication Services) 353,236
10,790 Umm Al Qura for Development
& Construction Co. (Real
Estate)* 57,064
4,579 Yanbu National Petrochemical
Co. (Materials) 37,179
4,943,711
Singapore – 1.1%
58,985 CapitaLand Ascendas REIT
(Real Estate) 127,976

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Singapore – (continued)
93,229 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) $ 169,160
39,883 CapitaLand Investment Ltd.
(Real Estate) 81,604
7,329 City Developments Ltd. (Real
Estate) 40,913
32,809 DBS Group Holdings Ltd.
(Financials) 1,373,005
94,206 Genting Singapore Ltd.
(Consumer Discretionary) 55,281
43,492 Grab Holdings Ltd., Class A
(Industrials)* 237,031
3,785 Hafnia Ltd. (Energy) 22,802
1,075 Jardine Cycle & Carriage Ltd.
(Industrials) 28,337
22,641 Keppel Ltd. (Industrials) 179,009
34,139 Mapletree Industrial Trust REIT
(Real Estate) 54,300
55,239 Mapletree Logistics Trust REIT
(Real Estate) 56,299
38,135 Mapletree Pan Asia Commercial
Trust REIT (Real Estate) 42,989
52,452 Oversea-Chinese Banking Corp.
Ltd. (Financials) 749,228
14,435 SATS Ltd. (Industrials) 37,895
4,819 Sea Ltd. ADR (Consumer
Discretionary)* 669,889
53,623 Seatrium Ltd. (Industrials) 89,016
14,695 Sembcorp Industries Ltd.
(Utilities) 69,552
22,001 Singapore Airlines Ltd.
(Industrials) 110,247
13,391 Singapore Exchange Ltd.
(Financials) 174,321
24,825 Singapore Technologies
Engineering Ltd. (Industrials) 159,092
116,778 Singapore Telecommunications
Ltd. (Communication Services) 426,483
10,809 STMicroelectronics NV
(Information Technology) 248,078
20,719 United Overseas Bank Ltd.
(Financials) 543,591
8,527 UOL Group Ltd. (Real Estate) 55,436
5,801,534
South Africa – 1.1%
13,641 Absa Group Ltd. (Financials) 165,882
16,334 Anglo American PLC
(Materials) 617,029
5,549 Bid Corp. Ltd. (Consumer
Staples) 132,343
5,638 Bidvest Group Ltd. (Industrials) 75,211
1,409 Capitec Bank Holdings Ltd.
(Financials) 319,463
3,838 Clicks Group Ltd. (Consumer
Staples) 77,802
8,835 Discovery Ltd. (Financials) 113,237
3,865 Exxaro Resources Ltd. (Energy) 39,247
81,815 FirstRand Ltd. (Financials) 389,168
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
14,409 Gold Fields Ltd. (Materials) $ 604,778
8,986 Harmony Gold Mining Co. Ltd.
(Materials) 175,234
14,242 Impala Platinum Holdings Ltd.
(Materials) 178,280
3,496 Investec Ltd. (Financials) 24,980
931 Kumba Iron Ore Ltd.
(Materials) 18,176
4,175 Mr Price Group Ltd. (Consumer
Discretionary) 51,197
26,910 MTN Group Ltd.
(Communication Services) 248,054
12,334 Naspers Ltd., Class N
(Consumer Discretionary) 770,581
7,092 Nedbank Group Ltd.
(Financials) 105,861
5,465 Northam Platinum Holdings
Ltd. (Materials) 97,478
76,914 Old Mutual Ltd. (Financials) 62,286
14,039 OUTsurance Group Ltd.
(Financials) 59,426
58,143 Pepkor Holdings Ltd.
(Consumer Discretionary)
(a)
88,738
8,293 Remgro Ltd. (Financials) 84,182
27,324 Sanlam Ltd. (Financials) 146,371
9,744 Sasol Ltd. (Materials)* 63,320
7,752 Shoprite Holdings Ltd.
(Consumer Staples) 124,267
45,781 Sibanye Stillwater Ltd.
(Materials)* 149,365
21,695 Standard Bank Group Ltd.
(Financials) 333,921
4,294 Valterra Platinum Ltd.
(Materials) 298,448
9,683 Vodacom Group Ltd.
(Communication Services) 75,858
14,880 Woolworths Holdings Ltd.
(Consumer Discretionary) 49,095
5,739,278
South Korea – 3.7%
593 Alteogen, Inc. (Health Care)* 214,918
483 Amorepacific Corp. (Consumer
Staples) 40,823
392 Amorepacific Holdings Corp.
(Consumer Staples) 7,583
398 APR Corp. (Consumer
Staples)* 69,146
4,482 BNK Financial Group, Inc.
(Financials) 45,867
304 Celltrion Pharm, Inc. (Health
Care)* 12,795
2,477 Celltrion, Inc. (Health Care) 312,604
1,065 Cheil Worldwide, Inc.
(Communication Services) 16,402
130 CJ CheilJedang Corp.
(Consumer Staples) 18,519
204 CJ Corp. (Industrials) 24,428
898 Coway Co. Ltd. (Consumer
Discretionary) 52,513

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
589 DB HiTek Co. Ltd. (Information
Technology) $ 25,472
725 DB Insurance Co. Ltd.
(Financials) 61,376
500 Dongsuh Cos., Inc. (Consumer
Staples) 9,316
814 Doosan Bobcat, Inc.
(Industrials)* 30,553
108 Doosan Co. Ltd. (Industrials) 64,331
7,132 Doosan Enerbility Co. Ltd.
(Industrials)* 370,506
321 Doosan Robotics, Inc.
(Industrials)* 16,916
760 Ecopro BM Co. Ltd.
(Industrials)* 77,465
1,634 Ecopro Co. Ltd. (Industrials) 93,886
486 Ecopro Materials Co. Ltd.
(Industrials)* 19,167
240 F&F Co. Ltd. (Consumer
Discretionary) 11,848
742 GS Holdings Corp. (Industrials) 28,456
4,576 Hana Financial Group, Inc.
(Financials) 290,308
413 Hanjin Kal Corp. (Consumer
Discretionary) 28,757
1,137 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 47,547
106 Hanmi Pharm Co. Ltd. (Health
Care) 32,903
302 Hanmi Science Co. Ltd. (Health
Care)* 7,978
703 Hanmi Semiconductor Co. Ltd.
(Information Technology) 59,083
2,496 Hanon Systems (Consumer
Discretionary)* 6,390
545 Hanwha Aerospace Co. Ltd.
(Industrials) 315,738
556 Hanwha Corp. (Industrials) 30,018
4,245 Hanwha Life Insurance Co. Ltd.
(Financials)* 8,688
1,715 Hanwha Ocean Co. Ltd.
(Industrials)* 125,711
1,729 Hanwha Solutions Corp.
(Materials) 32,860
975 Hanwha Systems Co. Ltd.
(Industrials) 30,629
698 HD Hyundai Co. Ltd. (Energy) 93,263
351 HD Hyundai Electric Co. Ltd.
(Industrials) 184,969
317 HD Hyundai Heavy Industries
Co. Ltd. (Industrials) 115,320
225 HD Hyundai Marine Solution
Co. Ltd. (Industrials) 28,472
378 HD HYUNDAI MIPO
(Industrials) 57,318
740 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Industrials) 206,303
1,930 HLB, Inc. (Health Care)* 61,549
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
4,760 HMM Co. Ltd. (Industrials) $ 61,950
95 Hugel, Inc. (Health Care)* 14,760
298 HYBE Co. Ltd.
(Communication Services)* 60,688
86 Hyosung Heavy Industries
Corp. (Industrials) 111,166
103 Hyundai Autoever Corp.
(Information Technology) 14,147
327 Hyundai Elevator Co. Ltd.
(Industrials) 19,300
1,204 Hyundai Engineering &
Construction Co. Ltd.
(Industrials) 54,852
619 Hyundai Glovis Co. Ltd.
(Industrials) 69,196
964 Hyundai Marine & Fire
Insurance Co. Ltd. (Financials)* 19,698
1,036 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 218,027
2,353 Hyundai Motor Co. (Consumer
Discretionary) 418,393
1,201 Hyundai Rotem Co. Ltd.
(Industrials) 143,485
1,389 Hyundai Steel Co. (Materials) 28,523
4,156 Industrial Bank of Korea
(Financials) 58,073
458 JYP Entertainment Corp.
(Communication Services) 21,177
5,017 Kakao Corp. (Communication
Services) 200,250
3,550 KakaoBank Corp. (Financials) 52,261
361 Kakaopay Corp. (Financials)* 12,175
1,901 Kangwon Land, Inc. (Consumer
Discretionary) 23,254
6,070 KB Financial Group, Inc.
(Financials) 515,103
64 KCC Corp. (Materials) 18,147
201 KEPCO Engineering &
Construction Co., Inc.
(Industrials) 12,574
338 KEPCO Plant Service
& Engineering Co. Ltd.
(Industrials) 12,250
4,106 Kia Corp. (Consumer
Discretionary) 318,563
218 KIWOOM Securities Co. Ltd.
(Financials) 40,468
1,166 Korea Aerospace Industries Ltd.
(Industrials) 86,341
4,267 Korea Electric Power Corp.
(Utilities) 152,325
432 Korea Gas Corp. (Utilities) 12,191
685 Korea Investment Holdings Co.
Ltd. (Financials) 74,711
106 Korea Zinc Co. Ltd. (Materials) 96,727
3,058 Korean Air Lines Co. Ltd.
(Industrials) 45,434
476 Krafton, Inc. (Communication
Services)* 83,344

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
1,063 KT Corp. (Communication
Services) $ 36,430
1,587 KT&G Corp. (Consumer
Staples) 157,011
273 Kumho Petrochemical Co. Ltd.
(Materials) 21,700
408 L&F Co. Ltd. (Industrials)* 34,734
780 LG Chem Ltd. (Materials) 198,361
527 LG CNS Co. Ltd. (Information
Technology) 20,784
1,479 LG Corp. (Industrials) 79,247
4,723 LG Display Co. Ltd.
(Information Technology)* 40,272
1,790 LG Electronics, Inc. (Consumer
Discretionary) 104,188
669 LG Energy Solution Ltd.
(Industrials)* 185,600
155 LG H&H Co. Ltd. (Consumer
Staples) 29,142
233 LG Innotek Co. Ltd.
(Information Technology) 37,549
3,555 LG Uplus Corp.
(Communication Services) 36,405
203 LIG Nex1 Co. Ltd. (Industrials) 52,867
392 LigaChem Biosciences, Inc.
(Health Care)* 51,524
298 Lotte Chemical Corp.
(Materials) 14,630
422 Lotte Corp. (Industrials) 7,877
267 LS Corp. (Industrials) 32,480
245 LS Electric Co. Ltd.
(Industrials) 76,633
1,343 Meritz Financial Group, Inc.
(Financials) 99,174
3,184 Mirae Asset Securities Co. Ltd.
(Financials) 47,306
727 Misto Holdings Corp.
(Consumer Discretionary) 21,133
2,183 NAVER Corp. (Communication
Services) 362,188
227 NCSoft Corp. (Communication
Services) 32,414
336 Netmarble Corp.
(Communication Services)
(a)
12,109
2,054 NH Investment & Securities Co.
Ltd. (Financials) 28,841
50 NongShim Co. Ltd. (Consumer
Staples) 15,197
369 Orion Corp. (Consumer Staples) 26,471
459 Pearl Abyss Corp.
(Communication Services)* 11,283
351 Peptron, Inc. (Health Care)* 81,148
104 PharmaResearch Co. Ltd.
(Health Care) 33,237
847 Posco DX Co. Ltd. (Information
Technology) 14,629
574 POSCO Future M Co. Ltd.
(Industrials)* 80,598
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
1,208 POSCO Holdings, Inc.
(Materials) $ 254,225
751 Posco International Corp.
(Industrials) 27,371
131 Rainbow Robotics (Industrials)* 38,748
279 S-1 Corp. (Industrials) 14,228
238 Sam Chun Dang Pharm Co. Ltd.
(Health Care) 35,037
190 Samsung Biologics Co. Ltd.
(Health Care)*
(a)
207,616
1,374 Samsung C&T Corp.
(Industrials) 210,213
365 Samsung Card Co. Ltd.
(Financials) 13,626
2,578 Samsung E&A Co. Ltd.
(Industrials) 44,788
912 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology) 155,654
76,985 Samsung Electronics Co. Ltd.
(Information Technology) 5,260,934
102 Samsung Episholdings Co. Ltd.
(Health Care)* 29,754
516 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 168,942
10,763 Samsung Heavy Industries Co.
Ltd. (Industrials)* 180,036
1,260 Samsung Life Insurance Co.
Ltd. (Financials) 130,999
1,026 Samsung SDI Co. Ltd.
(Information Technology) 208,946
603 Samsung SDS Co. Ltd.
(Information Technology) 69,089
1,031 Samsung Securities Co. Ltd.
(Financials) 55,243
69 Samyang Foods Co. Ltd.
(Consumer Staples) 67,797
7,554 Shinhan Financial Group Co.
Ltd. (Financials) 400,647
464 SK Biopharmaceuticals Co. Ltd.
(Health Care)* 44,108
395 SK Bioscience Co. Ltd. (Health
Care)* 14,719
8,833 SK hynix, Inc. (Information
Technology) 3,183,279
626 SK IE Technology Co. Ltd.
(Industrials)*
(a)
12,131
1,259 SK Innovation Co. Ltd.
(Energy) 98,450
1,469 SK Square Co. Ltd.
(Industrials)* 297,666
1,744 SK Telecom Co. Ltd.
(Communication Services) 63,444
593 SK, Inc. (Industrials) 107,056
307 SKC Co. Ltd. (Materials)* 23,213
684 S-Oil Corp. (Energy)* 35,673
10,787 Woori Financial Group, Inc.
(Financials) 194,740

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
908 Yuhan Corp. (Health Care) $ 75,325
20,265,106
Spain – 1.9%
2,810 ACS Actividades de
Construccion y Servicios SA
(Industrials) 259,750
12,019 Aena SME SA (Industrials)
(a)
327,236
7,346 Amadeus IT Group SA
(Consumer Discretionary) 539,999
92,934 Banco Bilbao Vizcaya
Argentaria SA (Financials) 2,002,321
239,866 Banco Santander SA
(Financials) 2,573,035
56,423 CaixaBank SA (Financials) 629,672
9,459 Cellnex Telecom SA
(Communication Services)*
(a)
283,882
5,171 Endesa SA (Utilities) 187,598
99,800 Iberdrola SA (Utilities) 2,106,240
18,048 Industria de Diseno Textil SA
(Consumer Discretionary) 1,010,626
1,523 Naturgy Energy Group SA
(Utilities) 46,875
18,356 Repsol SA (Energy) 340,423
64,614 Telefonica SA (Communication
Services) 280,079
10,587,736
Sweden – 2.0%
2,870 AAK AB (Consumer Staples) 80,820
3,931 AddTech AB, Class B
(Industrials) 135,205
4,611 Alfa Laval AB (Industrials) 217,894
15,875 Assa Abloy AB, Class B
(Industrials) 603,576
41,348 Atlas Copco AB, Class A
(Industrials) 702,303
24,590 Atlas Copco AB, Class B
(Industrials) 376,212
1,968 Avanza Bank Holding AB
(Financials)
(b)
77,391
1,799 Axfood AB (Consumer Staples) 51,499
6,207 Beijer Ref AB (Industrials) 98,945
4,464 Boliden AB (Materials)* 213,835
6,174 Castellum AB (Real Estate) 70,173
2,250 Embracer Group AB
(Communication Services)* 21,861
10,156 Epiroc AB, Class A (Industrials) 218,157
6,164 Epiroc AB, Class B (Industrials) 118,878
8,521 EQT AB (Financials) 295,424
9,743 Essity AB, Class B (Consumer
Staples) 269,820
2,306 Evolution AB (Consumer
Discretionary)
(a)
157,747
10,918 Fastighets AB Balder, Class B
(Real Estate)* 78,623
3,555 Getinge AB, Class B (Health
Care) 81,000
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
8,964 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary) $ 162,805
33,697 Hexagon AB, Class B
(Information Technology) 394,428
1,234 Holmen AB, Class B (Materials) 45,216
1,768 Industrivarden AB, Class A
(Financials) 74,306
2,504 Industrivarden AB, Class C
(Financials) 105,318
4,368 Indutrade AB (Industrials) 108,462
2,239 Investment AB Latour, Class B
(Industrials) 53,579
8,273 Investor AB, Class A
(Financials) 280,335
28,713 Investor AB, Class B
(Financials) 978,435
747 L E Lundbergforetagen AB,
Class B (Financials) 39,759
3,707 Lifco AB, Class B (Industrials) 136,461
24,503 Nibe Industrier AB, Class B
(Industrials) 90,668
2,291 Nordnet AB publ (Financials) 65,827
5,033 Saab AB, Class B (Industrials) 253,791
3,376 Sagax AB, Class B (Real Estate) 72,304
17,110 Sandvik AB (Industrials) 517,196
2,180 Sectra AB, Class B (Health
Care) 66,705
8,266 Securitas AB, Class B
(Industrials)
(b)
126,202
24,735 Skandinaviska Enskilda Banken
AB, Class A (Financials) 492,641
5,416 Skanska AB, Class B
(Industrials) 139,079
5,516 SKF AB, Class B (Industrials) 144,454
3,658 SSAB AB, Class A (Materials) 26,319
10,065 SSAB AB, Class B (Materials) 70,645
9,924 Svenska Cellulosa AB SCA,
Class B (Materials) 129,051
22,849 Svenska Handelsbanken AB,
Class A (Financials) 317,113
550 Svenska Handelsbanken AB,
Class B (Financials)
(b)
12,969
3,003 Sweco AB, Class B (Industrials) 51,197
14,028 Swedbank AB, Class A
(Financials) 446,641
3,050 Swedish Orphan Biovitrum AB
(Health Care)* 109,560
8,916 Tele2 AB, Class B
(Communication Services) 141,987
47,998 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 463,504
37,108 Telia Co. AB (Communication
Services) 149,113
1,755 Thule Group AB (Consumer
Discretionary)
(a)
46,742
3,260 Trelleborg AB, Class B
(Industrials) 137,150

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
3,103 Volvo AB, Class A (Industrials) $ 93,237
24,263 Volvo AB, Class B (Industrials) 727,498
7,618 Volvo Car AB, Class B
(Consumer Discretionary)*
(b)
25,467
11,165,527
Switzerland – 2.5%
25,899 ABB Ltd. (Industrials) 1,861,748
16 Chocoladefabriken Lindt &
Spruengli AG (Consumer
Staples) 235,531
8,623 Cie Financiere Richemont SA
(Consumer Discretionary) 1,828,877
4,120 DSM-Firmenich AG (Materials) 338,337
1,771 Galderma Group AG (Health
Care) 352,899
533 Geberit AG (Industrials) 415,275
150 Givaudan SA (Materials) 632,729
851 Kuehne + Nagel International
AG (Industrials) 170,741
1,142 Lonza Group AG (Health Care) 782,240
352 Partners Group Holding AG
(Financials) 417,692
325 Schindler Holding AG
(Industrials) 110,296
666 Schindler Holding AG
Participation Certificates
(Industrials) 238,050
2,722 SGS SA (Industrials) 312,422
2,486 Sika AG (Materials) 489,955
1,770 Straumann Holding AG (Health
Care) 201,920
465 Swiss Life Holding AG
(Financials) 510,084
416 Swisscom AG (Communication
Services) 298,679
51,421 UBS Group AG (Financials) 1,986,524
2,378 Zurich Insurance Group AG
(Financials) 1,709,424
12,893,423
Taiwan – 6.1%
8,390 Accton Technology Corp.
(Information Technology) 274,008
48,652 Acer, Inc. (Information
Technology) 42,242
7,158 Advantech Co. Ltd.
(Information Technology) 65,684
1,191 Alchip Technologies Ltd.
(Information Technology) 125,418
61,229 ASE Technology Holding Co.
Ltd. (Information Technology) 447,732
42,693 Asia Cement Corp. (Materials) 52,780
4,941 Asia Vital Components Co. Ltd.
(Information Technology) 216,469
500 ASMedia Technology, Inc.
(Information Technology) 20,631
498 ASPEED Technology, Inc.
(Information Technology) 116,070
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
11,658 Asustek Computer, Inc.
(Information Technology) $ 223,242
95,963 AUO Corp. (Information
Technology)* 35,468
3,000 Bizlink Holding, Inc.
(Industrials) 153,895
19,000 Caliway Biopharmaceuticals
Co. Ltd. (Health Care)* 95,045
8,846 Catcher Technology Co. Ltd.
(Information Technology) 56,653
151,405 Cathay Financial Holding Co.
Ltd. (Financials) 309,709
23,064 Chailease Holding Co. Ltd.
(Financials) 75,692
105,903 Chang Hwa Commercial Bank
Ltd. (Financials) 68,161
35,933 Cheng Shin Rubber Industry
Co. Ltd. (Consumer
Discretionary) 36,408
9,955 Chicony Electronics Co. Ltd.
(Information Technology) 38,063
47,463 China Airlines Ltd. (Industrials) 29,036
202,280 China Steel Corp. (Materials) 117,623
6,690 Chroma ATE, Inc. (Information
Technology) 174,577
63,159 Chunghwa Telecom Co. Ltd.
(Communication Services) 262,617
66,196 Compal Electronics, Inc.
(Information Technology) 61,904
261,099 CTBC Financial Holding Co.
Ltd. (Financials) 361,471
31,921 Delta Electronics, Inc.
(Information Technology) 947,917
12,978 E Ink Holdings, Inc.
(Information Technology) 79,394
232,126 E.Sun Financial Holding Co.
Ltd. (Financials) 224,471
2,748 Eclat Textile Co. Ltd.
(Consumer Discretionary) 38,394
4,860 Elite Material Co. Ltd.
(Information Technology) 236,148
1,020 eMemory Technology, Inc.
(Information Technology) 66,462
44,546 Eva Airways Corp. (Industrials) 48,400
16,704 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 95,535
49,691 Far Eastern New Century Corp.
(Industrials) 44,648
26,530 Far EasTone
Telecommunications Co. Ltd.
(Communication Services) 74,472
7,589 Feng TAY Enterprise Co. Ltd.
(Consumer Discretionary) 31,193
189,848 First Financial Holding Co. Ltd.
(Financials) 166,953
27,000 FIT Hon Teng Ltd. (Information
Technology)*
(a)
17,652
55,929 Formosa Chemicals & Fibre
Corp. (Materials) 59,520

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
23,000 Formosa Petrochemical Corp.
(Energy) $ 38,327
71,236 Formosa Plastics Corp.
(Materials) 94,535
2,543 Fortune Electric Co. Ltd.
(Industrials) 56,718
16,378 Foxconn Technology Co. Ltd.
(Information Technology) 34,024
128,056 Fubon Financial Holding Co.
Ltd. (Financials) 377,823
8,956 Gigabyte Technology Co. Ltd.
(Information Technology) 69,485
1,450 Global Unichip Corp.
(Information Technology) 104,413
4,505 Globalwafers Co. Ltd.
(Information Technology) 53,971
6,367 Gold Circuit Electronics Ltd.
(Information Technology) 128,415
33,847 Highwealth Construction Corp.
(Real Estate) 40,927
4,607 Hiwin Technologies Corp.
(Industrials) 28,330
195,371 Hon Hai Precision Industry Co.
Ltd. (Information Technology) 1,403,733
1,525 Hon Precision, Inc. (Information
Technology) 145,770
4,317 Hotai Motor Co. Ltd.
(Consumer Discretionary) 83,905
143,623 Hua Nan Financial Holdings
Co. Ltd. (Financials) 134,768
124,107 Innolux Corp. (Information
Technology) 53,581
4,192 International Games System Co.
Ltd. (Communication Services) 99,240
40,116 Inventec Corp. (Information
Technology) 55,729
1,692 Jentech Precision Industrial Co.
Ltd. (Information Technology) 156,612
272,224 KGI Financial Holding Co. Ltd.
(Financials) 136,611
1,281 King Slide Works Co. Ltd.
(Information Technology) 155,712
18,480 King Yuan Electronics Co. Ltd.
(Information Technology) 134,839
1,582 Largan Precision Co. Ltd.
(Information Technology) 111,146
32,965 Lite-On Technology Corp.
(Information Technology) 167,004
1,486 Lotes Co. Ltd. (Information
Technology) 62,025
23,995 MediaTek, Inc. (Information
Technology) 1,066,529
194,817 Mega Financial Holding Co.
Ltd. (Financials) 248,914
11,824 Micro-Star International Co.
Ltd. (Information Technology) 40,500
1,435 momo.com, Inc. (Consumer
Discretionary) 10,379
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
93,492 Nan Ya Plastics Corp.
(Materials) $ 175,754
3,546 Nan Ya Printed Circuit Board
Corp. (Information Technology) 29,658
19,232 Nanya Technology Corp.
(Information Technology)* 89,465
3,134 Nien Made Enterprise Co. Ltd.
(Consumer Discretionary) 37,197
9,408 Novatek Microelectronics Corp.
(Information Technology) 116,757
32,181 Pegatron Corp. (Information
Technology) 73,929
4,570 PharmaEssentia Corp. (Health
Care) 75,135
2,751 Phison Electronics Corp.
(Information Technology) 98,172
38,203 Pou Chen Corp. (Consumer
Discretionary) 37,247
50,109 Powerchip Semiconductor
Manufacturing Corp.
(Information Technology)* 54,444
11,032 Powertech Technology, Inc.
(Information Technology) 55,186
9,134 President Chain Store Corp.
(Consumer Staples) 69,702
42,246 Quanta Computer, Inc.
(Information Technology) 379,588
7,543 Realtek Semiconductor Corp.
(Information Technology) 125,216
29,339 Ruentex Development Co. Ltd.
(Real Estate) 28,185
11,727 Ruentex Industries Ltd.
(Consumer Discretionary) 20,476
59,505 Shanghai Commercial &
Savings Bank Ltd. (The)
(Financials) 74,132
4,431 Shihlin Electric & Engineering
Corp. (Industrials) 23,789
8,824 Sino-American Silicon
Products, Inc. (Information
Technology) 29,521
211,510 SinoPac Financial Holdings Co.
Ltd. (Financials) 181,622
20,961 Synnex Technology
International Corp. (Information
Technology) 42,009
31,452 TA Chen Stainless Pipe
(Materials) 37,179
74,037 Taichung Commercial Bank Co.
Ltd. (Financials) 49,185
363,040 Taishin Financial Holding Co.
Ltd. (Financials) 208,790
121,750 Taiwan Business Bank
(Financials) 61,486
171,912 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) 130,639
34,544 Taiwan High Speed Rail Corp.
(Industrials) 30,763

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
28,652 Taiwan Mobile Co. Ltd.
(Communication Services) $ 98,595
392,898 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 18,026,864
32,165 Tatung Co. Ltd. (Industrials) 34,281
28,903 Teco Electric and Machinery
Co. Ltd. (Industrials) 80,765
8,147 Tripod Technology Corp.
(Information Technology) 79,432
21,472 Unimicron Technology Corp.
(Information Technology) 127,594
78,644 Uni-President Enterprises Corp.
(Consumer Staples) 191,692
191,732 United Microelectronics Corp.
(Information Technology) 279,794
14,888 Vanguard International
Semiconductor Corp.
(Information Technology) 42,930
1,526 VisEra Technologies Co. Ltd.
(Information Technology) 12,788
1,174 Voltronic Power Technology
Corp. (Industrials) 43,391
46,449 Walsin Lihwa Corp.
(Industrials) 43,659
23,307 Wan Hai Lines Ltd. (Industrials) 59,855
49,735 Winbond Electronics Corp.
(Information Technology)* 91,911
48,802 Wistron Corp. (Information
Technology) 224,690
1,552 Wiwynn Corp. (Information
Technology) 225,988
26,104 WPG Holdings Ltd.
(Information Technology) 56,808
9,041 WT Microelectronics Co. Ltd.
(Information Technology) 41,194
26,908 Yageo Corp. (Information
Technology) 201,478
29,005 Yang Ming Marine Transport
Corp. (Industrials) 48,057
169,260 Yuanta Financial Holding Co.
Ltd. (Financials) 194,688
6,150 Yulon Finance Corp.
(Financials) 18,870
10,582 Zhen Ding Technology Holding
Ltd. (Information Technology) 49,058
33,495,330
Thailand – 0.4%
17,710 Advanced Info Service PCL,
NVDR (Communication
Services) 168,876
70,700 Airports of Thailand PCL,
NVDR (Industrials) 95,526
124,780 Asset World Corp. PCL, NVDR
(Consumer Discretionary) 7,441
183,956 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 108,562
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
129,419 Bangkok Expressway & Metro
PCL, NVDR (Industrials) $ 22,310
144,372 Banpu PCL, NVDR (Energy) 20,179
15,979 Berli Jucker PCL, NVDR
(Consumer Staples) 7,544
129,510 BTS Group Holdings PCL,
NVDR (Industrials)* 10,379
8,576 Bumrungrad Hospital PCL,
NVDR (Health Care) 45,151
5,006 Carabao Group PCL, NVDR
(Consumer Staples) 7,036
53,164 Central Pattana PCL, NVDR
(Real Estate) 88,345
61,600 Central Retail Corp.
PCL, NVDR (Consumer
Discretionary) 38,075
64,252 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples) 40,513
13,266 Com7 PCL, NVDR (Consumer
Discretionary) 9,024
91,941 CP ALL PCL, NVDR
(Consumer Staples) 123,511
22,011 CP AXTRA PCL, NVDR
(Consumer Staples) 11,076
75,300 Delta Electronics Thailand
PCL, NVDR (Information
Technology) 470,113
3,781 Electricity Generating PCL,
NVDR (Utilities) 13,271
10,890 Global Power Synergy PCL,
NVDR (Utilities) 11,839
69,270 Gulf Development PCL, NVDR
(Utilities)* 87,677
79,946 Home Product Center
PCL, NVDR (Consumer
Discretionary) 15,892
28,388 Indorama Ventures PCL, NVDR
(Materials) 13,579
9,636 Kasikornbank PCL, NVDR
(Financials) 55,820
57,852 Krung Thai Bank PCL, NVDR
(Financials) 49,415
15,414 Krungthai Card PCL, NVDR
(Financials) 13,046
88,669 Land & Houses PCL, NVDR
(Real Estate) 9,639
55,681 Minor International
PCL, NVDR (Consumer
Discretionary) 38,049
10,758 Muangthai Capital PCL, NVDR
(Financials) 11,111
27,627 Osotspa PCL, NVDR
(Consumer Staples) 13,558
22,897 PTT Exploration & Production
PCL, NVDR (Energy) 75,743
31,558 PTT Global Chemical PCL,
NVDR (Materials) 19,506

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
45,916 PTT Oil & Retail Business
PCL, NVDR (Consumer
Discretionary) $ 19,253
226,042 PTT PCL, NVDR (Energy) 215,897
9,947 Ratch Group PCL, NVDR
(Utilities) 9,114
13,969 SCB X PCL, NVDR
(Financials) 56,405
19,885 SCG Packaging PCL, NVDR
(Materials) 9,635
12,832 Siam Cement PCL (The),
NVDR (Materials) 74,334
142,945 Thai Beverage PCL (Consumer
Staples) 51,322
38,885 Thai Life Insurance PCL,
NVDR (Financials) 11,776
18,894 Thai Oil PCL, NVDR (Energy) 20,540
37,903 Thai Union Group PCL, NVDR
(Consumer Staples) 15,305
20,449 TIDLOR Holdings PCL, NVDR
(Financials) 12,132
3,316 Tisco Financial Group PCL,
NVDR (Financials) 10,918
402,765 TMBThanachart Bank PCL,
NVDR (Financials) 24,145
167,640 True Corp. PCL, NVDR
(Communication Services) 56,236
2,288,818
Turkey – 0.2%
14,150 AG Anadolu Grubu Holding AS
(Industrials) 9,300
8,223 Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim AS
(Utilities)* 4,967
45,197 Akbank TAS (Financials) 68,887
608 Akcansa Cimento AS
(Materials) 1,833
4,830 Akfen Yenilenebilir Enerji AS
(Utilities)* 1,917
21,141 Aksa Akrilik Kimya Sanayii AS
(Consumer Discretionary) 5,056
3,910 Aksa Enerji Uretim AS
(Utilities)* 4,850
2,267 Alarko Holding AS (Industrials) 5,005
1,118 Alfa Solar Enerji Sanayi
VE Ticaret AS (Information
Technology) 1,136
10,744 Anadolu Anonim Turk Sigorta
Sirketi (Financials) 5,690
30,430 Anadolu Efes Biracilik Ve Malt
Sanayii AS (Consumer Staples) 11,310
1,003 Anadolu Hayat Emeklilik AS
(Financials) 2,242
712 Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret AS, Class C
(Industrials) 893
1,529 Arcelik AS (Consumer
Discretionary)* 3,804
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
19,227 Aselsan Elektronik Sanayi Ve
Ticaret AS (Industrials) $ 83,004
3,275 Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS (Industrials) 6,984
1,734 Aydem Yenilenebilir Enerji AS
(Utilities)* 749
823 Aygaz AS (Utilities) 4,068
1,121 Bien Yapi Urunleri Sanayi
Turizm ve Ticaret AS
(Industrials)* 711
6,668 BIM Birlesik Magazalar AS
(Consumer Staples) 84,287
425 Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret AS
(Materials)* 4,429
61 Borusan Yatirim ve Pazarlama
AS (Financials) 3,249
73 Bosch Fren Sistemleri Sanayi
ve Ticaret AS (Consumer
Discretionary)* 269
45,052 Can2 Termik AS (Utilities)* 2,238
39 Celebi Hava Servisi AS
(Industrials) 1,455
6,601 Cimsa Cimento Sanayi VE
Ticaret AS (Materials) 7,110
13,420 Coca-Cola Icecek AS
(Consumer Staples) 16,237
3,909 CW Enerji Muhendislik Ticaret
VE Sanayi AS (Industrials)* 2,300
3,819 DAP Gayrimenkul Gelistirme
AS (Real Estate)* 1,032
1,381 Destek Finans Faktoring AS
(Financials)* 28,477
14,483 Dogan Sirketler Grubu Holding
AS (Consumer Discretionary) 5,826
1,176 Dogus Otomotiv Servis
ve Ticaret AS (Consumer
Discretionary) 4,997
302 Eczacibasi Yatirim Holding
Ortakligi AS (Industrials) 2,410
17 EGE Endustri VE Ticaret AS
(Consumer Discretionary) 2,816
2,007 EIS Eczacibasi Ilac ve Sinai ve
Finansal Yatirimlar Sanayi ve
Ticaret AS (Consumer Staples) 4,370
30,019 Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT
(Real Estate) 14,924
3,683 Enerjisa Enerji AS (Utilities)
(a)
6,949
37,490 Enerya Enerji AS (Utilities) 8,851
8,267 Enka Insaat ve Sanayi AS
(Industrials) 15,451
55,328 Eregli Demir ve Celik
Fabrikalari TAS (Materials) 31,075
2,808 Europower Enerji VE
Otomasyon Teknolojileri Sanayi
Ticaret AS (Industrials)* 1,852

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
10,350 Ford Otomotiv Sanayi AS
(Consumer Discretionary) $ 23,047
1,255 GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret AS (Health
Care) 5,515
1,825 Girisim Elektrik Taahhut Ticaret
Ve Sanayi AS (Industrials)* 1,850
1,213 Gubre Fabrikalari TAS
(Materials)* 8,930
17,112 Haci Omer Sabanci Holding AS
(Financials) 32,989
62,355 Hektas Ticaret TAS (Materials)* 4,668
6,118 Is Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* 2,739
8,015 Is Yatirim Menkul Degerler AS
(Financials) 7,535
9,087 Izdemir Enerji Elektrik Uretim
AS (Utilities)* 2,081
2,291 Jantsa Jant Sanayi Ve Ticaret AS
(Industrials) 1,052
1,694 Kaleseramik Canakkale
Kalebodur Seramik Sanayi AS
(Industrials)* 1,105
2,931 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class A
(Materials)* 1,721
1,518 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class B
(Materials)* 780
11,120 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class D
(Materials)* 6,565
1,643 Kayseri Seker Fabrikasi AS
(Consumer Staples)* 664
5,596 Kiler Holding AS (Industrials)* 20,813
11,128 KOC Holding AS (Industrials) 44,111
7,088 Kocaer Celik Sanayi Ve Ticaret
AS (Materials) 1,749
4,258 Kontrolmatik Enerji Ve
Muhendislik AS (Industrials) 3,348
12 Konya Cimento Sanayii AS
(Materials)* 1,340
11,106 Margun Enerji Uretim Sanayi
VE Ticaret AS (Utilities)* 8,230
8,932 Mavi Giyim Sanayi Ve Ticaret
AS, Class B (Consumer
Discretionary)
(a)
7,931
3,742 MIA Teknoloji AS (Information
Technology)* 3,067
1,526 Migros Ticaret AS (Consumer
Staples) 18,715
840 MLP Saglik Hizmetleri AS
(Health Care)*
(a)
6,525
511 Otokar Otomotiv Ve Savunma
Sanayi A.S. (Industrials)* 5,515
18,876 Oyak Cimento Fabrikalari AS
(Materials) 10,255
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
3,530 Pasifik Eurasia Lojistik Dis
Ticaret AS (Industrials)* $ 11,558
3,526 Pegasus Hava Tasimaciligi AS
(Industrials)* 16,683
68,254 Peker Gayrimenkul Yatirim
Ortakligi AS (Real Estate)* 16,002
19,365 Petkim Petrokimya Holding AS
(Materials)* 7,749
168,170 Sasa Polyester Sanayi AS
(Materials)*
(b)
11,559
1,444 Selcuk Ecza Deposu Ticaret ve
Sanayi A.S. (Health Care) 2,330
2,342 Smart Gunes Enerjisi
Teknolojileri ArGE Uretim
Sanayi ve Ticaret AS
(Information Technology)* 1,378
4,283 Sok Marketler Ticaret AS
(Consumer Staples)* 4,638
2,766 TAV Havalimanlari Holding AS
(Industrials)* 18,100
1,297 Tekfen Holding AS
(Industrials)* 2,076
3,950 Tera Yatirim Menkul Degerler
AS (Financials)* 24,128
17,589 Tera Yatirim Teknoloji Holding
AS REIT (Real Estate)* 11,386
1,916 Tofas Turk Otomobil Fabrikasi
AS (Consumer Discretionary) 10,364
3,271 Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT (Real Estate) 5,590
2,569 TR Anadolu Metal Madencilik
Isletmeleri AS (Materials)* 5,721
14,983 Turk Altin Isletmeleri AS
(Materials)* 12,323
11,559 Turk Hava Yollari AO
(Industrials) 74,212
7,268 Turk Telekomunikasyon AS
(Communication Services)* 9,538
390 Turk Traktor ve Ziraat
Makineleri AS (Industrials) 4,700
19,721 Turkcell Iletisim Hizmetleri AS
(Communication Services) 43,427
9,534 Turkiye Halk Bankasi AS
(Financials)* 7,994
135,537 Turkiye Is Bankasi AS, Class C
(Financials) 43,294
14,874 Turkiye Petrol Rafinerileri AS
(Energy) 68,204
27,429 Turkiye Sigorta AS (Financials) 7,826
16,831 Turkiye Sinai Kalkinma Bankasi
AS (Financials)* 5,095
23,660 Turkiye Sise ve Cam Fabrikalari
AS (Industrials) 20,785
2,233 Ulker Biskuvi Sanayi AS
(Consumer Staples) 5,824
4,829 Vestel Beyaz Esya Sanayi
ve Ticaret AS (Consumer
Discretionary) 955

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
2,043 Vestel Elektronik Sanayi
ve Ticaret AS (Consumer
Discretionary)* $ 1,544
54,445 Yapi ve Kredi Bankasi AS
(Financials)* 45,240
2,545 Yayla Agro Gida Sanayi
VE Nakliyat AS (Consumer
Staples)* 600
1,890 YEO Teknoloji Enerji VE
Endustri AS (Industrials)* 1,609
21,971 Zorlu Enerji Elektrik Uretim AS
(Utilities)* 1,676
1,209,958
United Arab Emirates – 0.7%
48,408 Abu Dhabi Commercial Bank
PJSC (Financials) 185,837
24,140 Abu Dhabi Islamic Bank PJSC
(Financials) 130,794
49,875 Abu Dhabi National Energy Co.
PJSC (Utilities) 45,898
47,772 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) 50,076
46,114 ADNOC Drilling Co. PJSC
(Energy) 65,665
113,285 Adnoc Gas PLC (Energy) 100,551
60,695 Aldar Properties PJSC (Real
Estate) 134,681
26,043 Alpha Dhabi Holding PJSC
(Industrials) 63,887
49,946 Borouge PLC (Materials) 33,997
149,538 Dubai Electricity & Water
Authority PJSC (Utilities) 111,150
48,124 Dubai Islamic Bank PJSC
(Financials) 120,151
13,630 Emaar Development PJSC (Real
Estate) 54,552
103,199 Emaar Properties PJSC (Real
Estate) 373,701
40,838 Emirates NBD Bank PJSC
(Financials) 271,301
57,801 Emirates Telecommunications
Group Co. PJSC
(Communication Services) 283,273
73,425 First Abu Dhabi Bank PJSC
(Financials) 316,662
14,047 International Holding Co. PJSC
(Industrials)* 1,529,820
52,293 Modon Holding PSC
(Industrials)* 46,415
3,918,411
United Kingdom – 6.8%
16,007 3i Group PLC (Financials) 669,789
3,842 Admiral Group PLC
(Financials) 161,476
6,902 Ashtead Group PLC
(Industrials) 441,528
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
4,844 Associated British Foods PLC
(Consumer Staples) $ 137,095
24,573 AstraZeneca PLC (Health Care) 4,549,829
14,037 Auto Trader Group PLC
(Communication Services)
(a)
118,848
50,658 Aviva PLC (Financials) 437,501
49,123 BAE Systems PLC (Industrials) 1,074,278
228,383 Barclays PLC (Financials) 1,301,970
22,150 Barratt Redrow PLC (Consumer
Discretionary) 115,752
34,032 British American Tobacco PLC
(Consumer Staples) 1,993,536
97,185 BT Group PLC
(Communication Services) 233,010
5,382 Bunzl PLC (Industrials) 154,318
77,338 Centrica PLC (Utilities) 175,741
43,621 CK Hutchison Holdings Ltd.
(Industrials) 307,873
3,371 Coca-Cola Europacific Partners
PLC (Consumer Staples) 309,087
27,754 Compass Group PLC
(Consumer Discretionary) 872,281
26,500 Convatec Group PLC (Health
Care)
(a)
82,725
2,142 Croda International PLC
(Materials) 77,254
1,641 DCC PLC (Industrials)
(b)
108,586
36,602 Diageo PLC (Consumer
Staples) 841,677
6,157 Halma PLC (Information
Technology) 290,426
2,620 Hikma Pharmaceuticals PLC
(Health Care) 53,947
282,902 HSBC Holdings PLC
(Financials) 4,011,595
4,760 ICG PLC (Financials) 130,933
12,240 Imperial Brands PLC
(Consumer Staples) 520,274
21,176 Informa PLC (Communication
Services) 269,303
2,332 InterContinental Hotels Group
PLC (Consumer Discretionary) 309,454
27,831 International Consolidated
Airlines Group SA ADR
(Industrials) 294,118
2,517 Intertek Group PLC
(Industrials) 154,278
28,048 J Sainsbury PLC (Consumer
Staples) 119,741
41,492 JD Sports Fashion PLC
(Consumer Discretionary) 42,475
28,493 Kingfisher PLC (Consumer
Discretionary) 115,374
11,401 Land Securities Group PLC
REIT (Real Estate) 91,393
92,494 Legal & General Group PLC
(Financials) 302,587
965,207 Lloyds Banking Group PLC
(Financials) 1,229,535

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
7,672 London Stock Exchange Group
PLC (Financials) $ 905,534
37,035 M&G PLC (Financials) 133,671
33,078 Marks & Spencer Group PLC
(Consumer Staples) 152,391
20,449 Melrose Industries PLC
(Industrials) 161,215
81,087 National Grid PLC (Utilities) 1,231,804
126,741 NatWest Group PLC
(Financials) 1,061,666
1,858 Next PLC (Consumer
Discretionary) 347,613
10,069 Pearson PLC (Consumer
Discretionary) 133,094
12,277 Phoenix Group Holdings PLC
(Financials) 113,219
11,011 Reckitt Benckiser Group PLC
(Consumer Staples) 853,782
29,730 RELX PLC (Industrials) 1,193,980
41,642 Rentokil Initial PLC
(Industrials) 229,641
12,582 Rightmove PLC
(Communication Services) 91,458
137,700 Rolls-Royce Holdings PLC
(Industrials) 1,948,594
15,688 Sage Group PLC (The)
(Information Technology) 223,352
12,983 Schroders PLC (Financials) 66,814
20,275 Segro PLC REIT (Real Estate) 191,973
4,345 Severn Trent PLC (Utilities) 162,236
13,872 Smith & Nephew PLC (Health
Care) 230,582
5,338 Smiths Group PLC (Industrials) 172,861
1,221 Spirax Group PLC (Industrials) 108,475
18,106 SSE PLC (Utilities) 527,310
30,432 Standard Chartered PLC
(Financials) 674,796
106,441 Tesco PLC (Consumer Staples) 635,078
39,476 Unilever PLC (Consumer
Staples) 2,376,773
11,150 United Utilities Group PLC
(Utilities) 182,751
315,102 Vodafone Group PLC
(Communication Services) 392,543
4,241 Weir Group PLC (The)
(Industrials) 155,768
2,942 Whitbread PLC (Consumer
Discretionary) 97,064
11,075 Wise PLC, Class A
(Financials)* 129,575
36,985,200
United States – 5.7%
8,029 Alcon AG (Health Care) 638,560
7,731 Amrize Ltd. (Materials)* 398,609
44 AP Moller – Maersk A/S, Class
A (Industrials) 88,198
73 AP Moller – Maersk A/S, Class
B (Industrials) 146,045
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
198 BeOne Medicines Ltd., Class A
(Health Care)* $ 8,114
15,284 BeOne Medicines Ltd., Class H
(Health Care)* 402,045
235,861 BP PLC (Energy) 1,419,448
7,910 CSL Ltd. (Health Care) 966,409
782 CyberArk Software Ltd.
(Information Technology)* 358,617
15,010 Experian PLC (Industrials) 660,887
7,807 Ferrovial SE (Industrials) 511,551
3,353 GFL Environmental, Inc.
(Industrials) 152,924
66,435 GSK PLC (Health Care) 1,576,554
146,090 Haleon PLC (Health Care) 717,949
7,895 Holcim AG (Materials)* 739,600
1,263 ICON PLC (Health Care)* 233,655
9,544 James Hardie Industries PLC
CDI (Materials)* 190,085
5,670 JBS NV, Class A (Consumer
Staples)* 83,292
655 Monday.com Ltd. (Information
Technology)* 94,228
42,192 Nestle SA (Consumer Staples) 4,194,766
31,144 Novartis AG (Health Care) 4,052,463
470 Roche Holding AG (Health
Care) 186,958
11,488 Roche Holding AG (Health
Care) 4,398,046
18,002 Sanofi SA (Health Care) 1,791,718
8,879 Schneider Electric SE
(Industrials) 2,380,346
95,149 Shell PLC (Energy) 3,509,228
32,162 Stellantis NV (Consumer
Discretionary) 343,135
4,818 Swiss Re AG (Financials) 849,353
5,477 Tenaris SA (Energy) 110,473
4,194 Waste Connections, Inc.
(Industrials) 746,439
31,949,695
Zambia – 0.1%
11,169 First Quantum Minerals Ltd.
(Materials)* 255,099
TOTAL COMMON STOCKS
(Cost $310,799,167)
538,528,028
Shares Description Rate Value
a
Preferred Stocks – 0.7%
Brazil – 0.3%
4,038 Axia Energia
(Utilities) 8.87% 50,853
86,274 Banco Bradesco
SA (Financials) 6.84 318,732
31,067 Cia Energetica
de Minas Gerais
(Utilities) 12.73 66,690

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Rate Value
a
Preferred Stocks – (continued)
Brazil – (continued)
17,172 Cia Paranaense
de Energia -
Copel (Utilities) 4.51% $ 45,989
22,804 Gerdau SA
(Materials) 3.26 81,815
87,076 Itau Unibanco
Holding SA
(Financials) 6.31 678,264
94,318 Itausa SA
(Financials) 8.26 216,943
71,080 Petroleo
Brasileiro
SA - Petrobras
(Energy) 9.49 421,702
1,880,988
Chile – 0.0%
2,345 Sociedad
Quimica y
Minera de Chile
SA, Class B
(Materials)* 0.00 150,595
Colombia – 0.0%
4,518 Grupo Argos SA
(Materials) 5.04 16,161
7,513 Grupo Cibest SA
(Financials) 7.67 118,462
2,531 Grupo de
Inversiones
Suramericana SA
(Financials) 3.27 30,503
165,126
Germany – 0.2%
977 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 5.32 92,126
1,829 Dr. Ing hc F
Porsche AG
(Consumer
Discretionary)
(a)
5.20 94,755
2,696 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.93 217,705
409 Sartorius AG
(Health Care) 0.30 119,236
3,427 Volkswagen
AG (Consumer
Discretionary) 6.46 391,277
915,099
India – 0.0%
15,240 TVS Motor Co.
Ltd. (Consumer
Discretionary)*
(c)
6.00 1,704
South Korea – 0.2%
45 Doosan Co. Ltd.
(Industrials) 0.38 16,401
Shares Description Rate Value
a
Preferred Stocks – (continued)
South Korea – (continued)
572 Hyundai Motor
Co. (Consumer
Discretionary) 6.98% $ 75,727
360 Hyundai Motor
Co. (Consumer
Discretionary) 7.07 47,122
127 LG Chem Ltd.
(Materials) 0.55 16,486
2,137 Mirae Asset
Securities Co.
Ltd., N.A.
(Financials) 2.53 14,371
13,365 Samsung
Electronics Co.
Ltd. (Information
Technology) 1.95 681,586
50 Samsung Fire &
Marine Insurance
Co. Ltd.
(Financials) 5.14 12,580
864,273
TOTAL PREFERRED STOCKS
(Cost $3,318,479)
3,977,785
Shares Description Value
Exchange-Traded Fund – 0.4%
United States – 0.4%
84,803 iShares MSCI Malaysia ETF
(Cost $1,850,419)
2,241,344
Units Description Expiration Month Value
A
Rights – 0.0%
South Korea – 0.0%
1,022 Hanon Systems* 12/25 198
Taiwan* – 0.0%
937 Taichung
Commercial
Bank Co. Ltd.* 12/25 59
484 Unimicron
Technology
Corp.* 01/26 1,087
1,146
TOTAL RIGHTS
(Cost $0)
1,344
aa
Warrant – 0.0%
Canada – 0.0%
309 Constellation
Software, Inc.
(Information
Technology)*
(c)
(Cost $0)
03/40 —

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Dividend Rate Value
aa a
Investment Company – 0.2%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,100,070 3.902% $ 1,100,070
(Cost $1,100,070)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $317,068,135)
545,848,571
a
Securities Lending Reinvestment Vehicle – 1.0%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
5,360,583 3.928% 5,360,583
(Cost $5,360,583)
TOTAL INVESTMENTS – 100.8%
(Cost $322,428,718)
$ 551,209,154
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.8)%
(4,506,156)
NET ASSETS – 100.0%
$ 546,702,998
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
CDI — Chess Depositary Interest Rate
CVA — Dutch Certification
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 23.9%
Industrials 15.1
Information Technology 14.3
Consumer Discretionary 9.9
Health Care 7.7
Materials 6.7
Consumer Staples 6.0
Communication Services 5.6
Energy 4.4
Utilities 3.0
Real Estate 1.8
Exchange-Traded Fund 0.4
Investment Company 0.2
Securities Lending Reinvestment Vehicle 1.0
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Additional Investment Information
FUTURES CONTRACTS
— At November 30, 2025, the
fund
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 6 12/19/25 $ 845,670 $ 10,016
MSCI Emerging Markets Index 6 12/19/25 413,280 (916)
Total Futures Contracts
$ 9,100

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.8%
Communication Services – 10.5%
196,028 Alphabet, Inc., Class A $ 62,764,245
170,488 Alphabet, Inc., Class C 54,576,619
7,312 AST SpaceMobile, Inc.* 410,934
241,177 AT&T, Inc. 6,275,426
3,071 Charter Communications, Inc.,
Class A* 614,569
123,991 Comcast Corp., Class A 3,309,320
4,144 EchoStar Corp., Class A* 303,714
7,604 Electronic Arts, Inc. 1,536,236
7,200 Fox Corp., Class A 471,600
4,902 Fox Corp., Class B 285,591
7,861 Frontier Communications Parent,
Inc.* 298,089
560 Liberty Broadband Corp., Class
A* 25,933
3,851 Liberty Broadband Corp., Class
C* 178,263
784 Liberty Media Corp.-Liberty
Formula One, Class A* 68,898
7,179 Liberty Media Corp.-Liberty
Formula One, Class C* 689,040
660 Liberty Media Corp.-Liberty
Live, Class A* 50,767
1,537 Liberty Media Corp.-Liberty
Live, Class C* 121,746
5,379 Live Nation Entertainment, Inc.* 707,070
7,547 Match Group, Inc. 251,391
72,850 Meta Platforms, Inc., Class A 47,203,157
3,260 Millicom International Cellular
SA (Guatemala) 173,008
139,900 Netflix, Inc.* 15,050,442
5,117 New York Times Co. (The),
Class A 330,046
12,813 News Corp., Class A 329,038
3,467 News Corp., Class B
(a)
102,034
964 Nexstar Media Group, Inc. 185,223
10,818 Omnicom Group, Inc. 774,778
33,232 Paramount Skydance Corp.,
Class B
(a)
532,377
20,090 Pinterest, Inc., Class A* 524,751
4,239 Reddit, Inc., Class A* 917,616
20,738 ROBLOX Corp., Class A* 1,970,732
4,389 Roku, Inc.* 424,811
6,521 Sirius XM Holdings, Inc. 138,636
35,647 Snap, Inc., Class A* 273,769
5,230 Spotify Technology SA* 3,132,090
5,799 Take-Two Interactive Software,
Inc.* 1,426,960
2,434 TKO Group Holdings, Inc. 471,928
15,719 T-Mobile US, Inc. 3,285,428
15,081 Trade Desk, Inc. (The), Class A* 596,604
5,511 Trump Media & Technology
Group Corp.* 63,597
142,380 Verizon Communications, Inc. 5,853,242
60,658 Walt Disney Co. (The) 6,336,941
76,607 Warner Bros Discovery, Inc.* 1,838,568
4,611 Warner Music Group Corp.,
Class A 130,215
225,005,442
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – 10.5%
15,165 ADT, Inc. $ 125,111
13,956 Airbnb, Inc., Class A* 1,632,712
321,288 Amazon.com, Inc.* 74,930,787
4,873 Amer Sports, Inc. (Finland)* 180,934
7,360 Aptiv PLC* 570,768
8,436 Aramark 313,566
666 Asbury Automotive Group, Inc.* 154,892
2,314 Autoliv, Inc. (Sweden) 273,029
935 AutoNation, Inc.* 197,556
570 AutoZone, Inc.* 2,253,968
6,781 Bath & Body Works, Inc. 118,057
6,393 Best Buy Co., Inc. 506,837
1,965 Birkenstock Holding PLC
(Germany)* 85,143
1,089 Booking Holdings, Inc. 5,352,097
7,279 BorgWarner, Inc. 313,434
1,936 Boyd Gaming Corp. 161,269
1,929 Bright Horizons Family
Solutions, Inc.* 198,224
1,490 Brinker International, Inc.* 229,147
2,139 Burlington Stores, Inc.* 539,520
6,754 Caesars Entertainment, Inc.* 157,166
5,008 CarMax, Inc.* 193,609
35,416 Carnival Corp.* 913,024
4,520 Carvana Co.* 1,692,740
3,375 Cava Group, Inc.* 165,004
7,536 Chewy, Inc., Class A* 262,027
45,453 Chipotle Mexican Grill, Inc.* 1,569,038
932 Choice Hotels International, Inc. 85,054
2,296 Churchill Downs, Inc. 250,471
38,312 Coupang, Inc. (South Korea)* 1,078,866
8,929 D.R. Horton, Inc. 1,419,800
3,959 Darden Restaurants, Inc. 710,957
5,075 Deckers Outdoor Corp.* 446,752
2,166 Dick's Sporting Goods, Inc. 447,431
260 Dillard's, Inc., Class A 174,216
1,157 Domino's Pizza, Inc. 485,512
11,380 DoorDash, Inc., Class A* 2,257,451
16,246 DraftKings, Inc., Class A* 538,717
1,321 Duolingo, Inc.* 252,853
3,887 Dutch Bros, Inc., Class A* 227,817
15,499 eBay, Inc. 1,283,162
3,508 Etsy, Inc.* 190,204
3,976 Expedia Group, Inc. 1,016,623
1,844 Five Below, Inc.* 304,057
3,603 Floor & Decor Holdings, Inc.,
Class A* 229,223
5,999 Flutter Entertainment PLC
(United Kingdom)* 1,252,651
132,417 Ford Motor Co. 1,758,498
13,918 GameStop Corp., Class A* 313,572
6,814 Gap, Inc. (The) 184,455
5,206 Garmin Ltd. 1,016,836
32,103 General Motors Co. 2,360,213
7,609 Gentex Corp. 173,713
4,615 Genuine Parts Co. 601,796
4,349 H&R Block, Inc. 183,180
4,395 Hasbro, Inc. 363,027
7,816 Hilton Worldwide Holdings, Inc. 2,227,794
33,542 Home Depot, Inc. (The) 11,971,811

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
1,374 Hyatt Hotels Corp., Class A $ 225,872
784 Installed Building Products, Inc. 210,128
11,002 Las Vegas Sands Corp. 749,896
1,805 Lear Corp. 193,785
7,440 Lennar Corp., Class A 976,872
280 Lennar Corp., Class B 34,605
3,329 Levi Strauss & Co., Class A 73,338
3,793 Life Time Group Holdings, Inc.* 105,901
877 Lithia Motors, Inc. 279,623
8,313 LKQ Corp. 246,813
18,901 Lowe’s Cos., Inc. 4,583,114
4,063 Lucid Group, Inc.*
(a)
55,379
3,551 Lululemon Athletica, Inc.* 654,023
7,976 Marriott International, Inc.,
Class A 2,431,005
10,783 Mattel, Inc.* 227,737
24,040 McDonald's Corp. 7,496,153
1,587 MercadoLibre, Inc. (Brazil)* 3,287,915
2,388 Meritage Homes Corp. 174,515
6,753 MGM Resorts International* 238,313
5,362 Mobileye Global, Inc., Class A
(Israel)* 63,379
1,676 Modine Manufacturing Co.* 271,730
1,757 Mohawk Industries, Inc.* 203,636
597 Murphy USA, Inc. 229,887
39,455 NIKE, Inc., Class B 2,549,977
15,091 Norwegian Cruise Line Holdings
Ltd.* 278,580
93 NVR, Inc.* 698,178
2,078 Ollie's Bargain Outlet Holdings,
Inc.* 255,823
28,760 O'Reilly Automotive, Inc.* 2,924,892
612 Penske Automotive Group, Inc. 98,973
2,839 Planet Fitness, Inc., Class A* 317,883
1,268 Pool Corp. 308,885
6,625 PulteGroup, Inc. 842,634
14,057 QuantumScape Corp.* 171,776
1,272 Ralph Lauren Corp. 467,244
16,666 Rivian Automotive, Inc., Class
A* 280,989
10,821 Ross Stores, Inc. 1,908,392
8,522 Royal Caribbean Cruises Ltd. 2,268,982
4,553 Service Corp. International 361,645
2,922 SharkNinja, Inc.* 285,099
1,241 Signet Jewelers Ltd. 124,299
6,884 Somnigroup International, Inc. 630,024
37,822 Starbucks Corp. 3,294,674
7,052 Tapestry, Inc. 770,642
3,293 Taylor Morrison Home Corp.* 206,438
97,684 Tesla, Inc.* 42,020,726
2,242 Texas Roadhouse, Inc. 392,910
1,720 Thor Industries, Inc. 181,666
37,627 TJX Cos., Inc. (The) 5,716,294
3,246 Toll Brothers, Inc. 453,888
956 TopBuild Corp.* 432,590
17,891 Tractor Supply Co. 980,069
1,511 Ulta Beauty, Inc.* 814,172
1,222 Vail Resorts, Inc. 171,337
12,505 VF Corp. 218,837
4,323 Viking Holdings Ltd.* 288,690
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
3,291 Wayfair, Inc., Class A* $ 364,643
4,023 Williams-Sonoma, Inc. 724,180
942 Wingstop, Inc. 249,376
2,543 Wyndham Hotels & Resorts, Inc. 186,148
2,848 Wynn Resorts Ltd. 366,481
12,055 Yum China Holdings, Inc.
(China) 580,328
9,434 Yum! Brands, Inc. 1,445,383
224,543,737
Consumer Staples – 4.7%
13,739 Albertsons Cos., Inc., Class A 251,836
56,640 Altria Group, Inc. 3,342,326
16,198 Archer-Daniels-Midland Co. 983,867
4,448 BJ's Wholesale Club Holdings,
Inc.* 396,895
1,658 Brown-Forman Corp., Class A 47,270
10,126 Brown-Forman Corp., Class B 293,451
4,016 Bunge Global SA 385,817
6,484 Campbell's Company (The) 197,632
1,257 Casey's General Stores, Inc. 717,068
5,529 Celsius Holdings, Inc.* 226,357
8,351 Church & Dwight Co., Inc. 711,171
4,179 Clorox Co. (The) 451,081
130,540 Coca-Cola Co. (The) 9,545,085
1,753 Coca-Cola Consolidated, Inc. 285,651
27,504 Colgate-Palmolive Co. 2,211,047
16,134 Conagra Brands, Inc. 287,992
5,276 Constellation Brands, Inc., Class
A 719,541
14,933 Costco Wholesale Corp. 13,642,639
5,309 Darling Ingredients, Inc.* 194,363
5,648 Dollar General Corp. 618,400
6,470 Dollar Tree, Inc.* 716,941
1,859 elf Beauty, Inc.* 141,600
7,423 Estee Lauder Cos., Inc. (The),
Class A 698,282
18,374 General Mills, Inc. 870,009
5,013 Hershey Co. (The) 942,845
9,872 Hormel Foods Corp. 229,129
2,179 Ingredion, Inc. 234,330
3,517 J M Smucker Co. (The) 366,401
9,354 Kellanova 782,369
65,123 Kenvue, Inc. 1,129,884
43,652 Keurig Dr Pepper, Inc. 1,217,891
11,231 Kimberly-Clark Corp. 1,225,527
29,134 Kraft Heinz Co. (The) 743,208
20,583 Kroger Co. (The) 1,384,824
4,816 Lamb Weston Holdings, Inc. 284,433
5,832 Maplebear, Inc.* 245,002
661 Marzetti Company (The) 110,347
8,592 McCormick & Co., Inc. 579,788
5,577 Molson Coors Beverage Co.,
Class B 259,386
43,941 Mondelez International, Inc.,
Class A 2,529,683
23,521 Monster Beverage Corp.* 1,763,840
46,155 PepsiCo, Inc. 6,865,095
5,221 Performance Food Group Co.* 506,803
52,457 Philip Morris International, Inc. 8,260,928

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Staples – (continued)
1,395 Pilgrim's Pride Corp. $ 53,066
1,678 Post Holdings, Inc.* 174,562
8,603 Primo Brands Corp., Class A 134,981
78,959 Procter & Gamble Co. (The) 11,698,565
1,845 Reynolds Consumer Products,
Inc. 46,088
3,298 Sprouts Farmers Market, Inc.* 276,405
16,119 Sysco Corp. 1,228,268
15,404 Target Corp. 1,395,911
9,564 Tyson Foods, Inc., Class A 555,190
7,324 US Foods Holding Corp.* 576,179
146,299 Walmart, Inc. 16,167,503
99,904,752
Energy – 2.9%
11,476 Antero Midstream Corp. 206,683
9,843 Antero Resources Corp.* 358,580
11,749 APA Corp. 293,373
33,614 Baker Hughes Co. 1,687,423
7,368 Cheniere Energy, Inc. 1,535,933
64,725 Chevron Corp. 9,781,889
1,947 Chord Energy Corp. 182,745
42,097 ConocoPhillips 3,733,583
25,555 Coterra Energy, Inc. 685,896
20,402 Devon Energy Corp. 756,098
6,397 Diamondback Energy, Inc. 976,118
3,444 DT Midstream, Inc. 418,308
18,512 EOG Resources, Inc. 1,996,519
20,928 EQT Corp. 1,273,678
7,224 Expand Energy Corp. 880,822
143,741 Exxon Mobil Corp. 16,662,457
29,096 Halliburton Co. 762,897
3,917 Hess Midstream LP, Class A 131,925
5,216 HF Sinclair Corp. 275,979
65,969 Kinder Morgan, Inc. 1,802,273
1,314 Kinetik Holdings, Inc. 45,570
6,125 Magnolia Oil & Gas Corp.,
Class A 141,732
10,280 Marathon Petroleum Corp. 1,991,544
3,994 Matador Resources Co. 169,346
4,396 Noble Corp. PLC 134,606
12,678 NOV, Inc. 194,734
26,153 Occidental Petroleum Corp. 1,098,426
21,167 ONEOK, Inc. 1,541,381
8,781 Ovintiv, Inc. 359,670
23,284 Permian Resources Corp. 337,385
13,626 Phillips 66 1,866,217
8,007 Range Resources Corp. 316,196
1,609 Scorpio Tankers, Inc. (Monaco) 92,244
50,269 SLB Ltd. 1,821,749
7,260 Targa Resources Corp. 1,272,751
13,794 TechnipFMC PLC (United
Kingdom) 624,316
641 Texas Pacific Land Corp. 554,010
10,466 Valero Energy Corp. 1,849,970
15,017 Venture Global, Inc., Class A
(a)
112,027
5,607 Viper Energy, Inc., Class A 204,824
2,411 Weatherford International PLC 180,343
41,384 Williams Cos., Inc. (The) 2,521,527
61,833,747
Shares Description Value
Common Stocks – (continued)
Financials – 12.8%
944 Affiliated Managers Group, Inc. $ 253,776
8,202 Affirm Holdings, Inc.* 581,932
16,337 Aflac, Inc. 1,802,134
34,527 AGNC Investment Corp. REIT 362,188
8,947 Allstate Corp. (The) 1,905,532
9,364 Ally Financial, Inc. 386,733
18,449 American Express Co. 6,738,866
2,418 American Financial Group, Inc. 333,007
18,744 American International Group,
Inc. 1,427,543
3,186 Ameriprise Financial, Inc. 1,451,988
21,638 Annaly Capital Management,
Inc. REIT 493,346
6,607 Aon PLC, Class A 2,338,349
14,261 Apollo Global Management, Inc. 1,880,313
12,192 Arch Capital Group Ltd.* 1,145,073
7,037 Ares Management Corp., Class A 1,103,753
8,608 Arthur J Gallagher & Co. 2,131,513
1,715 Assurant, Inc. 391,294
2,571 Axis Capital Holdings Ltd. 262,859
216,612 Bank of America Corp. 11,621,234
24,210 Bank of New York Mellon Corp.
(The) 2,713,941
3,607 Bank OZK 165,994
46,352 Berkshire Hathaway, Inc., Class
B* 23,816,121
5,183 Blackrock, Inc. 5,428,156
24,629 Blackstone, Inc. 3,606,178
18,338 Block, Inc.* 1,224,978
19,620 Blue Owl Capital, Inc. 294,300
776 BOK Financial Corp. 87,393
9,714 Brown & Brown, Inc. 781,297
1,848 Bullish (Cayman Islands)*
(a)
80,610
21,432 Capital One Financial Corp. 4,695,108
7,667 Carlyle Group, Inc. (The) 418,082
3,536 Cboe Global Markets, Inc. 912,889
57,795 Charles Schwab Corp. (The) 5,359,330
7,674 Chime Financial, Inc., Class A* 162,152
12,558 Chubb Ltd. 3,719,428
5,216 Cincinnati Financial Corp. 874,149
60,451 Citigroup, Inc. 6,262,724
14,658 Citizens Financial Group, Inc. 792,998
12,112 CME Group, Inc. 3,409,044
746 CNA Financial Corp. 34,876
7,028 Coinbase Global, Inc., Class A* 1,917,379
9,997 Columbia Banking System, Inc. 277,117
4,451 Comerica, Inc. 357,771
4,125 Commerce Bancshares, Inc. 222,379
11,920 Corebridge Financial, Inc. 357,838
2,323 Corpay, Inc.* 687,143
187 Credit Acceptance Corp.* 86,388
1,998 Cullen/Frost Bankers, Inc. 247,193
4,638 East West Bancorp, Inc. 494,875
10,273 Equitable Holdings, Inc. 479,646
851 Erie Indemnity Co., Class A 251,462
3,247 Essent Group Ltd. 203,782
1,217 Evercore, Inc., Class A 389,525
1,427 Everest Group Ltd. 448,492
1,283 FactSet Research Systems, Inc. 355,737
8,870 Fidelity National Financial, Inc. 527,144

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
17,846 Fidelity National Information
Services, Inc. $ 1,173,731
22,618 Fifth Third Bancorp 982,978
5,059 Figure Technology Solutions,
Inc., Class A* 183,338
3,370 First American Financial Corp. 221,611
298 First Citizens BancShares, Inc.,
Class A 559,611
4,054 First Financial Bankshares, Inc. 126,647
17,082 First Horizon Corp. 381,612
18,227 Fiserv, Inc.* 1,120,414
10,689 Franklin Resources, Inc. 241,465
592 Freedom Holding Corp.
(Kazakhstan)*
(a)
78,085
3,836 Glacier Bancorp, Inc. 162,263
8,215 Global Payments, Inc. 622,368
2,723 Globe Life, Inc. 366,870
10,159 Goldman Sachs Group, Inc.
(The) 8,391,741
1,288 Hamilton Lane, Inc., Class A 159,628
1,210 Hanover Insurance Group, Inc.
(The) 224,516
9,547 Hartford Insurance Group, Inc.
(The) 1,308,225
1,828 Houlihan Lokey, Inc. 320,631
49,243 Huntington Bancshares, Inc. 802,661
14,053 Interactive Brokers Group, Inc.,
Class A 913,726
19,105 Intercontinental Exchange, Inc. 3,005,217
11,072 Invesco Ltd. 270,710
2,460 Jack Henry & Associates, Inc. 429,221
2,395 Jackson Financial, Inc., Class A 234,734
4,280 Janus Henderson Group PLC 187,079
5,481 Jefferies Financial Group, Inc. 315,486
92,469 JPMorgan Chase & Co. 28,950,195
31,606 KeyCorp 580,918
750 Kinsale Capital Group, Inc. 288,675
23,083 KKR & Co., Inc. 2,823,282
6,420 Klarna Group PLC (United
Kingdom)*
(a)
202,037
3,122 Lazard, Inc. 157,661
5,732 Lincoln National Corp. 235,814
5,777 Loews Corp. 623,165
2,704 LPL Financial Holdings, Inc. 962,732
5,254 M&T Bank Corp. 999,416
424 Markel Group, Inc.* 882,107
1,250 MarketAxess Holdings, Inc. 204,863
16,554 Marsh & McLennan Cos., Inc. 3,036,831
27,067 Mastercard, Inc., Class A 14,901,196
18,770 MetLife, Inc. 1,437,031
5,262 Moody's Corp. 2,582,484
41,239 Morgan Stanley 6,996,609
842 Morningstar, Inc. 180,912
2,543 MSCI, Inc. 1,433,540
14,453 Nasdaq, Inc. 1,314,067
6,534 Northern Trust Corp. 858,176
11,014 Old National Bancorp 239,334
7,778 Old Republic International Corp. 358,566
4,025 OneMain Holdings, Inc. 249,671
32,303 PayPal Holdings, Inc. 2,025,075
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
2,586 Pinnacle Financial Partners, Inc. $ 237,085
13,309 PNC Financial Services Group,
Inc. (The) 2,538,292
2,236 Popular, Inc. (Puerto Rico) 256,492
1,094 Primerica, Inc. 281,508
7,600 Principal Financial Group, Inc. 644,632
19,723 Progressive Corp. (The) 4,512,425
3,106 Prosperity Bancshares, Inc. 213,413
12,004 Prudential Financial, Inc. 1,299,433
6,184 Raymond James Financial, Inc. 968,043
30,472 Regions Financial Corp. 775,512
2,236 Reinsurance Group of America,
Inc. 424,549
1,565 RenaissanceRe Holdings Ltd.
(Bermuda) 408,731
17,936 Rithm Capital Corp. REIT 206,085
2,824 RLI Corp. 174,128
24,973 Robinhood Markets, Inc., Class
A* 3,208,781
30,962 Rocket Cos., Inc., Class A 618,621
3,589 Ryan Specialty Holdings, Inc. 208,413
10,340 S&P Global, Inc. 5,157,902
3,207 SEI Investments Co. 259,318
2,034 Selective Insurance Group, Inc. 159,791
2,258 Shift4 Payments, Inc., Class A*
(a)
166,595
6,398 SLM Corp. 187,461
39,870 SoFi Technologies, Inc.* 1,184,936
3,307 Southsate Bank Corp. 296,010
10,859 Starwood Property Trust, Inc.
REIT 199,154
9,581 State Street Corp. 1,140,331
2,247 StepStone Group, Inc., Class A 141,921
3,362 Stifel Financial Corp. 410,164
12,647 Synchrony Financial 978,372
4,697 Synovus Financial Corp. 226,395
7,348 T. Rowe Price Group, Inc. 752,288
15,350 Toast, Inc., Class A* 524,817
4,515 TPG, Inc. 266,746
3,951 Tradeweb Markets, Inc., Class A 430,106
7,615 Travelers Cos., Inc. (The) 2,230,129
44,359 Truist Financial Corp. 2,062,694
2,444 UMB Financial Corp. 271,480
4,697 United Bankshares, Inc. 174,916
5,234 Unum Group 397,627
2,831 Upstart Holdings, Inc.* 127,282
51,042 US Bancorp 2,503,610
6,063 UWM Holdings Corp. 35,469
57,297 Visa, Inc., Class A 19,162,409
3,266 Voya Financial, Inc. 229,600
10,162 W R Berkley Corp. 789,486
5,771 Webster Financial Corp. 343,952
108,018 Wells Fargo & Co. 9,273,345
3,693 Western Alliance Bancorp 301,090
1,074 WEX, Inc.* 159,339
3,311 Willis Towers Watson PLC 1,062,831
2,215 Wintrust Financial Corp. 296,854
4,900 Zions Bancorp NA 260,827
273,205,367

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – 10.0%
58,415 Abbott Laboratories $ 7,529,693
59,561 AbbVie, Inc. 13,562,040
9,628 Agilent Technologies, Inc. 1,477,898
2,304 Align Technology, Inc.* 339,126
4,408 Alnylam Pharmaceuticals, Inc.* 1,989,022
18,102 Amgen, Inc. 6,253,517
22,334 Avantor, Inc.* 261,978
1,381 Bausch + Lomb Corp.* 22,358
17,376 Baxter International, Inc. 325,626
9,723 Becton Dickinson & Co. 1,886,456
4,944 Biogen, Inc.* 900,253
6,426 BioMarin Pharmaceutical, Inc.* 359,406
645 Bio-Rad Laboratories, Inc., Class
A* 209,535
5,269 Bio-Techne Corp. 339,903
2 Blueprint Medicines Corp.*
(b)
1
49,883 Boston Scientific Corp.* 5,067,115
4,097 Bridgebio Pharma, Inc.* 295,025
68,621 Bristol-Myers Squibb Co. 3,376,153
3,509 Bruker Corp. 171,274
8,103 Cardinal Health, Inc. 1,719,943
3,375 Caris Life Sciences, Inc.*
(a)
86,164
5,879 Cencora, Inc. 2,168,939
16,701 Centene Corp.* 657,017
1,652 Charles River Laboratories
International, Inc.* 294,287
488 Chemed Corp. 214,325
8,878 Cigna Group (The) 2,461,692
6,739 Cooper Cos., Inc. (The)* 525,170
3,168 Corcept Therapeutics, Inc.* 251,539
42,933 CVS Health Corp. 3,450,096
3,940 Cytokinetics, Inc.* 268,432
21,490 Danaher Corp. 4,873,502
1,353 DaVita, Inc.* 161,927
13,278 Dexcom, Inc.* 842,755
4,368 Doximity, Inc., Class A* 224,690
19,595 Edwards Lifesciences Corp.* 1,698,299
16,765 Elanco Animal Health, Inc.* 390,122
7,578 Elevance Health, Inc. 2,563,334
28,546 Eli Lilly & Co. 30,700,367
3,377 Encompass Health Corp. 392,475
1,883 Ensign Group, Inc. (The) 349,372
6,348 Exact Sciences Corp.* 642,989
8,005 Exelixis, Inc.* 353,581
15,543 GE HealthCare Technologies,
Inc. 1,243,285
41,962 Gilead Sciences, Inc. 5,280,498
1,882 Glaukos Corp.* 200,038
4,531 Globus Medical, Inc., Class A* 412,502
4,038 Guardant Health, Inc.* 437,800
3,912 Halozyme Therapeutics, Inc.* 279,317
5,509 HCA Healthcare, Inc. 2,800,170
2,880 HealthEquity, Inc.* 302,918
3,715 Henry Schein, Inc.* 277,028
6,290 Hims & Hers Health, Inc.* 250,090
7,509 Hologic, Inc.* 562,950
4,090 Humana, Inc. 1,005,199
2,685 IDEXX Laboratories, Inc.* 2,021,483
5,183 Illumina, Inc.* 681,305
5,514 Incyte Corp.* 575,992
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
7,056 Insmed, Inc.* $ 1,466,025
2,372 Insulet Corp.* 776,095
12,031 Intuitive Surgical, Inc.* 6,899,538
5,366 Ionis Pharmaceuticals, Inc.* 443,929
5,688 IQVIA Holdings, Inc.* 1,308,297
1,999 Jazz Pharmaceuticals PLC* 352,883
81,165 Johnson & Johnson 16,794,662
2,832 Labcorp Holdings, Inc. 761,185
536 Madrigal Pharmaceuticals, Inc.* 319,981
1,551 Masimo Corp.* 220,909
4,207 McKesson Corp. 3,706,872
753 Medpace Holdings, Inc.* 446,122
43,258 Medtronic PLC 4,556,365
84,240 Merck & Co., Inc. 8,830,879
689 Mettler-Toledo International,
Inc.* 1,017,460
11,413 Moderna, Inc.* 296,510
1,838 Molina Healthcare, Inc.* 272,502
4,397 Natera, Inc.* 1,050,048
3,326 Neurocrine Biosciences, Inc.* 506,084
1,415 Nuvalent, Inc., Class A* 154,730
1,247 Penumbra, Inc.* 365,583
191,821 Pfizer, Inc. 4,937,473
7,355 QIAGEN NV 351,201
3,769 Quest Diagnostics, Inc. 713,019
3,387 Regeneron Pharmaceuticals, Inc. 2,642,503
1,777 Repligen Corp.* 303,903
4,920 ResMed, Inc. 1,258,684
5,976 REVOLUTION Medicines, Inc.* 464,694
3,992 Revvity, Inc. 416,805
12,255 Roivant Sciences Ltd.* 255,027
13,017 Royalty Pharma PLC, Class A 520,940
4,693 Solventum Corp.* 400,125
3,332 STERIS PLC 887,245
11,604 Stryker Corp. 4,307,173
3,686 Summit Therapeutics, Inc.*
(a)
65,943
1,497 Teleflex, Inc. 171,287
3,351 Tempus AI, Inc.* 261,143
2,972 Tenet Healthcare Corp.* 644,448
12,713 Thermo Fisher Scientific, Inc. 7,511,222
1,405 United Therapeutics Corp.* 682,830
30,505 UnitedHealth Group, Inc. 10,059,634
1,893 Universal Health Services, Inc.,
Class B 461,192
4,294 Vaxcyte, Inc.* 213,025
5,069 Veeva Systems, Inc., Class A* 1,218,030
8,642 Vertex Pharmaceuticals, Inc.* 3,747,258
39,760 Viatris, Inc. 425,034
2,012 Waters Corp.* 811,681
2,792 Waystar Holding Corp.* 103,053
2,442 West Pharmaceutical Services,
Inc. 677,044
6,714 Zimmer Biomet Holdings, Inc. 654,749
14,947 Zoetis, Inc. 1,915,906
213,616,901
Industrials – 9.0%
17,958 3M Co. 3,089,674
3,832 A O Smith Corp. 252,835
2,113 AAON, Inc. 197,523

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
1,039 Acuity, Inc. $ 380,710
2,260 Advanced Drainage Systems,
Inc. 344,379
4,476 AECOM 461,610
1,074 AeroVironment, Inc.* 300,140
2,116 AGCO Corp. 224,211
3,529 Air Lease Corp. 225,609
3,940 Alaska Air Group, Inc.* 168,868
2,914 Allegion PLC 483,811
2,845 Allison Transmission Holdings,
Inc. 252,238
4,899 Amentum Holdings, Inc.* 140,258
22,234 American Airlines Group, Inc.* 312,388
7,809 AMETEK, Inc. 1,545,323
10,365 API Group Corp.* 410,039
1,276 Applied Industrial Technologies,
Inc. 330,254
17,813 Archer Aviation, Inc., Class A* 138,763
1,459 Armstrong World Industries, Inc. 276,831
4,616 ATI, Inc.* 465,293
13,648 Automatic Data Processing, Inc. 3,484,334
2,487 Axon Enterprise, Inc.* 1,343,328
7,256 Bloom Energy Corp., Class A* 792,645
24,496 Boeing Co. (The)* 4,629,744
4,142 Booz Allen Hamilton Holding
Corp. 345,691
3,957 Broadridge Financial Solutions,
Inc. 902,552
3,677 Builders FirstSource, Inc.* 412,670
3,095 BWX Technologies, Inc. 553,634
3,989 C.H. Robinson Worldwide, Inc. 633,732
755 CACI International, Inc., Class
A* 465,910
1,457 Carlisle Cos., Inc. 463,428
1,665 Carpenter Technology Corp. 530,369
26,720 Carrier Global Corp. 1,466,394
2,108 Casella Waste Systems, Inc.,
Class A* 203,190
15,802 Caterpillar, Inc. 9,098,160
1,543 Chart Industries, Inc.* 314,695
11,652 Cintas Corp. 2,167,505
1,695 Clean Harbors, Inc.* 385,714
29,862 CNH Industrial NV 281,599
1,182 Comfort Systems USA, Inc. 1,154,743
29,121 Copart, Inc.* 1,135,137
3,483 Core & Main, Inc., Class A* 168,368
1,655 Crane Co. 303,279
62,764 CSX Corp. 2,219,335
4,654 Cummins, Inc. 2,317,599
1,273 Curtiss-Wright Corp. 718,341
5,190 Dayforce, Inc.* 358,629
8,328 Deere & Co. 3,868,273
22,101 Delta Air Lines, Inc. 1,416,674
3,937 Donaldson Co., Inc. 353,936
4,643 Dover Corp. 860,255
950 Dycom Industries, Inc.* 343,454
13,100 Eaton Corp. PLC 4,531,159
1,500 EMCOR Group, Inc. 922,605
18,947 Emerson Electric Co. 2,527,151
4,181 Equifax, Inc. 887,919
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
1,930 Esab Corp. $ 216,623
5,293 ExlService Holdings, Inc.* 210,291
4,619 Expeditors International of
Washington, Inc. 678,531
38,898 Fastenal Co. 1,571,479
1,999 Federal Signal Corp. 227,886
7,342 FedEx Corp. 2,024,043
6,272 Ferguson Enterprises, Inc. 1,578,474
4,424 Flowserve Corp. 315,652
5,530 Fluor Corp.* 237,403
11,495 Fortive Corp. 614,753
4,064 Fortune Brands Innovations, Inc. 209,824
3,443 FTAI Aviation Ltd. 596,465
1,146 FTI Consulting, Inc.* 186,970
1,166 GATX Corp. 186,478
9,155 GE Vernova, Inc. 5,490,894
1,975 Generac Holdings, Inc.* 299,469
7,495 General Dynamics Corp. 2,560,517
35,665 General Electric Co. 10,644,219
5,398 Genpact Ltd. 237,836
5,624 Graco, Inc. 463,643
3,807 GXO Logistics, Inc.* 193,167
1,400 HEICO Corp. 443,674
2,573 HEICO Corp., Class A 635,454
2,711 Hexcel Corp. 206,660
21,410 Honeywell International, Inc. 4,114,788
13,510 Howmet Aerospace, Inc. 2,764,011
1,811 Hubbell, Inc. 781,320
1,305 Huntington Ingalls Industries,
Inc. 409,274
2,561 IDEX Corp. 445,435
647 IES Holdings, Inc.* 270,815
9,768 Illinois Tool Works, Inc. 2,434,967
13,679 Ingersoll Rand, Inc. 1,098,971
2,659 ITT, Inc. 489,681
2,667 J.B. Hunt Transport Services, Inc. 463,951
4,033 Jacobs Solutions, Inc. 543,689
1,732 JBT Marel Corp. 243,398
14,680 Joby Aviation, Inc.* 211,832
21,951 Johnson Controls International
PLC 2,553,121
2,585 Karman Holdings, Inc.* 173,273
4,367 KBR, Inc. 180,008
1,893 Kirby Corp.* 214,893
5,362 Knight-Swift Transportation
Holdings, Inc. 245,580
5,526 Kratos Defense & Security
Solutions, Inc.* 420,529
6,351 L3Harris Technologies, Inc. 1,769,960
4,353 Leidos Holdings, Inc. 831,858
1,073 Lennox International, Inc. 535,288
1,773 Leonardo DRS, Inc. 60,583
1,832 Lincoln Electric Holdings, Inc. 438,636
755 Loar Holdings, Inc.* 51,680
7,902 Lockheed Martin Corp. 3,618,010
12,513 Lyft, Inc., Class A* 263,148
7,081 Masco Corp. 459,344
2,141 MasTec, Inc.* 457,917
1,894 Maximus, Inc. 163,054
1,585 Middleby Corp. (The)* 187,347

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
941 Moog, Inc., Class A $ 216,129
1,252 MSA Safety, Inc. 201,948
1,458 MSC Industrial Direct Co., Inc.,
Class A 129,704
3,542 Mueller Industries, Inc. 389,160
4,547 Nextpower, Inc., Class A* 416,596
1,811 Nordson Corp. 430,402
8,243 Norfolk Southern Corp. 2,407,698
4,832 Northrop Grumman Corp. 2,765,112
4,144 NuScale Power Corp.* 82,880
5,424 nVent Electric PLC 581,832
6,292 Old Dominion Freight Line, Inc. 851,245
2,181 Oshkosh Corp. 279,561
13,309 Otis Worldwide Corp. 1,182,505
2,809 Owens Corning 318,091
17,589 PACCAR, Inc. 1,854,232
4,310 Parker-Hannifin Corp. 3,713,927
1,574 Parsons Corp.* 133,286
10,917 Paychex, Inc. 1,219,320
1,739 Paycom Software, Inc. 280,275
1,460 Paylocity Holding Corp.* 215,102
5,570 Pentair PLC 586,187
1,799 Primoris Services Corp. 227,681
4,974 Quanta Services, Inc. 2,312,313
20,816 QXO, Inc.* 389,884
1,053 RBC Bearings, Inc.* 468,553
2,244 Regal Rexnord Corp. 327,602
6,916 Republic Services, Inc. 1,501,187
13,933 Rocket Lab Corp.* 587,137
3,806 Rockwell Automation, Inc. 1,506,643
10,098 Rollins, Inc. 620,825
45,154 RTX Corp. 7,897,886
1,376 Ryder System, Inc. 238,337
904 Saia, Inc.* 254,530
1,581 Science Applications
International Corp. 136,298
1,411 Simpson Manufacturing Co., Inc. 236,173
1,499 SiteOne Landscape Supply, Inc.* 201,286
1,745 Snap-on, Inc. 593,387
15,748 Southwest Airlines Co. 548,188
1,521 SPX Technologies, Inc.* 327,076
7,305 SS&C Technologies Holdings,
Inc. 627,792
4,954 StandardAero, Inc.* 129,398
5,197 Stanley Black & Decker, Inc. 371,689
996 Sterling Infrastructure, Inc.* 342,933
1,466 Symbotic, Inc.*
(a)
122,807
8,901 Tetra Tech, Inc. 309,221
6,140 Textron, Inc. 510,602
2,135 Timken Co. (The) 173,768
3,341 Toro Co. (The) 233,001
7,514 Trane Technologies PLC 3,167,001
1,868 TransDigm Group, Inc. 2,540,798
6,611 TransUnion 562,266
3,624 Trex Co., Inc.* 126,768
67,839 Uber Technologies, Inc.* 5,938,626
1,988 UFP Industries, Inc. 184,864
288 U-Haul Holding Co.* 15,163
3,414 U-Haul Holding Co. 164,248
2,098 UL Solutions, Inc., Class A 191,359
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
19,981 Union Pacific Corp. $ 4,632,195
10,890 United Airlines Holdings, Inc.* 1,110,344
24,910 United Parcel Service, Inc.,
Class B 2,386,129
2,172 United Rentals, Inc. 1,770,571
653 Valmont Industries, Inc. 269,669
8,090 Veralto Corp. 818,870
4,724 Verisk Analytics, Inc. 1,063,231
11,739 Vertiv Holdings Co., Class A 2,109,850
1,475 W.W. Grainger, Inc. 1,399,229
13,632 Waste Management, Inc. 2,970,004
1,177 Watsco, Inc. 407,713
924 Watts Water Technologies, Inc.,
Class A 254,913
1,503 WESCO International, Inc. 401,917
5,760 Westinghouse Air Brake
Technologies Corp. 1,201,248
2,006 Woodward, Inc. 601,860
3,927 XPO, Inc.* 557,870
8,211 Xylem, Inc. 1,155,041
4,724 Zurn Elkay Water Solutions
Corp. 225,335
195,168,145
Information Technology – 32.9%
22,196 Accenture PLC, Class A 5,549,000
14,104 Adobe, Inc.* 4,515,114
54,383 Advanced Micro Devices, Inc.* 11,829,934
4,873 Akamai Technologies, Inc.* 436,231
4,206 Allegro MicroSystems, Inc.
(Japan)* 112,258
3,648 Amdocs Ltd. 278,999
3,863 Amkor Technology, Inc. 140,575
40,455 Amphenol Corp., Class A 5,700,109
16,544 Analog Devices, Inc. 4,389,785
753 Appfolio, Inc., Class A* 171,895
487,311 Apple, Inc. 135,886,672
26,842 Applied Materials, Inc. 6,770,894
8,570 AppLovin Corp., Class A* 5,137,544
34,825 Arista Networks, Inc.* 4,550,931
1,751 Arrow Electronics, Inc.* 189,126
4,357 Astera Labs, Inc.* 686,532
5,599 Atlassian Corp., Class A* 837,162
35,031 Aurora Innovation, Inc.* 146,780
7,244 Autodesk, Inc.* 2,197,395
996 Badger Meter, Inc. 177,826
5,502 Bentley Systems, Inc., Class B 230,864
234 BILL Holdings, Inc.* 11,735
9,164 BitMine Immersion
Technologies, Inc.* 303,512
156,147 Broadcom, Inc. 62,920,995
9,160 Cadence Design Systems, Inc.* 2,856,454
19,558 CCC Intelligent Solutions
Holdings, Inc.* 145,707
4,466 CDW Corp. 644,087
4,762 Ciena Corp.* 972,448
4,446 Circle Internet Group, Inc.* 355,369
1,730 Cirrus Logic, Inc.* 208,188
133,365 Cisco Systems, Inc. 10,261,103

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
8,294 Clearwater Analytics Holdings,
Inc., Class A* $ 182,966
10,373 Cloudflare, Inc., Class A* 2,076,778
5,690 Cognex Corp. 216,789
16,721 Cognizant Technology Solutions
Corp., Class A 1,299,389
4,298 Coherent Corp.* 705,989
1,498 Commvault Systems, Inc.* 185,003
9,130 Confluent, Inc., Class A* 203,143
8,049 CoreWeave, Inc., Class A* 588,543
26,153 Corning, Inc. 2,202,083
4,902 Credo Technology Group
Holding Ltd.* 870,595
8,294 Crowdstrike Holdings, Inc.,
Class A* 4,222,973
10,509 Datadog, Inc., Class A* 1,681,545
9,994 Dell Technologies, Inc., Class C 1,332,700
6,784 Docusign, Inc.* 470,470
2,073 Dolby Laboratories, Inc., Class A 139,824
6,205 Dropbox, Inc., Class A* 185,405
11,044 D-Wave Quantum, Inc.
(Canada)* 250,367
9,979 Dynatrace, Inc.* 444,664
2,978 Elastic NV* 210,038
4,310 Enphase Energy, Inc.* 124,343
5,116 Entegris, Inc. 394,648
1,866 EPAM Systems, Inc.* 348,942
1,942 F5, Inc.* 464,449
1,203 Fabrinet (Thailand)* 552,670
802 Fair Isaac Corp.* 1,448,276
6,676 Figma, Inc., Class A* 240,136
3,435 First Solar, Inc.* 937,480
12,567 Flex Ltd.* 742,835
20,861 Fortinet, Inc.* 1,692,453
2,532 Gartner, Inc.* 589,298
18,533 Gen Digital, Inc. 488,715
4,459 Gitlab, Inc., Class A* 183,087
2,602 GLOBALFOUNDRIES, Inc.* 93,256
4,461 GoDaddy, Inc., Class A* 570,383
2,685 Guidewire Software, Inc.* 579,906
44,440 Hewlett Packard Enterprise Co. 971,903
31,835 HP, Inc. 777,411
1,712 HubSpot, Inc.* 628,852
157,541 Intel Corp.* 6,389,863
860 InterDigital, Inc. 307,665
31,470 International Business Machines
Corp. 9,711,013
9,153 Intuit, Inc. 5,803,734
9,784 IonQ, Inc.* 482,351
3,567 Jabil, Inc. 751,603
5,825 Keysight Technologies, Inc.* 1,153,059
4,455 KLA Corp. 5,236,719
3,034 Klaviyo, Inc., Class A* 86,651
7,825 Kyndryl Holdings, Inc.* 202,120
42,503 Lam Research Corp. 6,630,468
4,618 Lattice Semiconductor Corp.* 324,230
2,561 Life360, Inc.* 203,881
824 Littelfuse, Inc. 210,960
2,345 Lumentum Holdings, Inc.* 762,500
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
2,115 MACOM Technology Solutions
Holdings, Inc.* $ 370,104
2,045 Manhattan Associates, Inc.* 360,840
12,422 MARA Holdings, Inc.* 146,704
29,160 Marvell Technology, Inc. 2,606,904
17,947 Microchip Technology, Inc. 961,600
37,822 Micron Technology, Inc. 8,944,147
247,380 Microsoft Corp. 121,713,434
2,111 MKS, Inc. 330,139
2,694 MongoDB, Inc.* 895,405
1,565 Monolithic Power Systems, Inc. 1,452,586
5,651 Motorola Solutions, Inc. 2,089,062
6,783 NetApp, Inc. 756,711
8,485 Nutanix, Inc., Class A* 405,583
787,310 NVIDIA Corp. 139,353,870
5,650 Okta, Inc.* 453,864
14,140 ON Semiconductor Corp.* 710,394
1,648 Onto Innovation, Inc.* 235,928
56,020 Oracle Corp. 11,313,239
71,271 Palantir Technologies, Inc., Class
A* 12,005,600
22,605 Palo Alto Networks, Inc.* 4,297,889
2,750 Pegasystems, Inc. 150,618
2,871 Procore Technologies, Inc.* 212,626
4,025 PTC, Inc.* 706,106
10,484 Pure Storage, Inc., Class A* 932,657
7,095 Qnity Electronics, Inc. 575,334
3,141 Qorvo, Inc.* 269,780
36,361 QUALCOMM, Inc. 6,111,920
1,230 Qualys, Inc.* 173,245
3,624 Rambus, Inc.* 346,346
10,762 Rigetti Computing, Inc.* 275,184
12,234 Riot Platforms, Inc.* 197,334
3,641 Roper Technologies, Inc. 1,624,687
4,093 Rubrik, Inc., Class A* 283,727
2,358 SailPoint, Inc.* 43,434
31,173 Salesforce, Inc. 7,186,623
10,964 Samsara, Inc., Class A* 416,961
4,564 Sandisk Corp.* 1,019,050
6,712 Seagate Technology Holdings
PLC 1,857,143
10,469 SentinelOne, Inc., Class A* 169,702
7,016 ServiceNow, Inc.* 5,699,869
1,680 ServiceTitan, Inc., Class A* 150,125
731 SiTime Corp.* 217,619
5,083 Skyworks Solutions, Inc. 335,224
10,853 Snowflake, Inc.* 2,726,708
12,575 SoundHound AI, Inc., Class A*
(a)
151,529
8,858 Strategy, Inc.* 1,569,460
17,289 Super Micro Computer, Inc.* 585,233
6,260 Synopsys, Inc.* 2,616,743
2,467 TD SYNNEX Corp. 376,168
9,993 TE Connectivity PLC
(Switzerland) 2,259,917
1,572 Teledyne Technologies, Inc.* 785,245
5,418 Teradyne, Inc. 985,480
30,519 Texas Instruments, Inc. 5,135,432
8,081 Trimble, Inc.* 657,955
4,891 Twilio, Inc., Class A* 634,314
1,452 Tyler Technologies, Inc.* 681,888

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
141 Ubiquiti, Inc. $ 82,216
13,759 UiPath, Inc., Class A* 190,700
10,625 Unity Software, Inc.* 451,775
1,491 Universal Display Corp. 177,325
2,742 VeriSign, Inc. 690,957
5,004 Vontier Corp. 181,545
11,688 Western Digital Corp. 1,909,001
7,297 Workday, Inc., Class A* 1,573,379
1,715 Zebra Technologies Corp., Class
A* 433,466
8,908 Zoom Communications, Inc.,
Class A* 756,824
3,227 Zscaler, Inc.* 811,590
700,954,515
Materials – 2.1%
7,441 Air Products and Chemicals, Inc. 1,942,473
3,980 Albemarle Corp. 517,360
8,723 Alcoa Corp. 364,098
77,977 Amcor PLC 664,364
17,007 Anglogold Ashanti PLC
(Australia) 1,457,160
2,221 AptarGroup, Inc. 277,070
2,637 Avery Dennison Corp. 454,540
7,403 Axalta Coating Systems Ltd.* 223,052
9,339 Ball Corp. 462,561
3,414 Celanese Corp. 142,193
5,465 CF Industries Holdings, Inc. 430,096
16,172 Cleveland-Cliffs, Inc.* 210,883
21,301 Coeur Mining, Inc.* 367,868
3,766 Commercial Metals Co. 240,195
23,147 Corteva, Inc. 1,561,728
22,720 CRH PLC 2,725,491
3,918 Crown Holdings, Inc. 379,380
23,985 Dow, Inc. 572,042
14,190 DuPont de Nemours, Inc. 564,336
1,095 Eagle Materials, Inc. 244,973
3,893 Eastman Chemical Co. 241,677
8,534 Ecolab, Inc. 2,348,215
7,595 Element Solutions, Inc. 196,862
48,568 Freeport-McMoRan, Inc. 2,087,453
10,116 Graphic Packaging Holding Co. 163,677
21,299 Hecla Mining Co. 358,249
8,669 International Flavors &
Fragrances, Inc. 602,322
17,673 International Paper Co. 697,730
15,793 Linde PLC 6,480,184
2,134 Louisiana-Pacific Corp. 175,009
8,586 LyondellBasell Industries NV,
Class A 420,628
2,039 Martin Marietta Materials, Inc. 1,270,786
5,955 Mosaic Co. (The) 145,838
4,525 MP Materials Corp.* 280,324
258 NewMarket Corp. 196,991
37,140 Newmont Corp. 3,369,712
7,808 Nucor Corp. 1,245,298
3,016 Packaging Corp. of America 615,475
7,694 PPG Industries, Inc. 769,708
1,771 Reliance, Inc. 494,676
2,227 Royal Gold, Inc. 453,952
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
4,299 RPM International, Inc. $ 461,068
4,938 Sealed Air Corp. 212,087
7,811 Sherwin-Williams Co. (The) 2,684,563
2,714 Silgan Holdings, Inc. 107,583
17,352 Smurfit WestRock PLC 619,293
5,459 Solstice Advanced Materials,
Inc.* 260,285
3,068 Southern Copper Corp. (Mexico) 413,505
4,664 Steel Dynamics, Inc. 782,759
4,469 Vulcan Materials Co. 1,328,366
1,112 Westlake Corp. 74,293
43,360,431
Real Estate – 2.1%
3,676 Agree Realty Corp. REIT 276,509
1,757 Alexandria Real Estate Equities,
Inc. REIT 94,298
11,594 American Homes 4 Rent, Class
A REIT 372,399
15,880 American Tower Corp. REIT 2,878,568
4,821 AvalonBay Communities, Inc.
REIT 877,133
10,327 Brixmor Property Group, Inc.
REIT 269,948
4,933 BXP, Inc. REIT 356,952
3,584 Camden Property Trust REIT 381,123
7,516 CareTrust REIT, Inc. REIT 282,076
10,069 CBRE Group, Inc., Class A* 1,629,466
14,100 CoStar Group, Inc.* 970,080
14,719 Crown Castle, Inc. REIT 1,343,550
7,690 CubeSmart REIT 286,299
11,429 Digital Realty Trust, Inc. REIT 1,830,012
1,765 EastGroup Properties, Inc. REIT 319,783
3,313 Equinix, Inc. REIT 2,495,716
6,208 Equity LifeStyle Properties, Inc.
REIT 390,297
11,627 Equity Residential REIT 717,967
2,171 Essex Property Trust, Inc. REIT 572,319
7,126 Extra Space Storage, Inc. REIT 948,969
2,641 Federal Realty Investment Trust
REIT 260,746
4,459 First Industrial Realty Trust, Inc.
REIT 255,233
8,941 Gaming and Leisure Properties,
Inc. REIT 389,202
11,865 Healthcare Realty Trust, Inc.
REIT 216,299
23,501 Healthpeak Properties, Inc. REIT 429,128
23,266 Host Hotels & Resorts, Inc.
REIT 410,180
19,439 Invitation Homes, Inc. REIT 548,180
9,931 Iron Mountain, Inc. REIT 857,542
1,601 Jones Lang LaSalle, Inc.* 521,430
3,990 Kilroy Realty Corp. REIT 171,131
22,400 Kimco Realty Corp. REIT 462,784
2,960 Lamar Advertising Co., Class
A REIT 391,874
2,393 Lineage, Inc. REIT 85,717
3,950 Mid-America Apartment
Communities, Inc. REIT 536,766

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Real Estate – (continued)
4,009 Millrose Properties, Inc. REIT $ 122,114
6,365 NNN REIT, Inc. REIT 263,193
9,808 Omega Healthcare Investors, Inc.
REIT 450,383
31,229 Prologis, Inc. REIT 4,013,863
5,352 Public Storage REIT 1,469,338
30,648 Realty Income Corp. REIT 1,765,631
5,526 Regency Centers Corp. REIT 393,230
8,035 Rexford Industrial Realty, Inc.
REIT 334,336
2,077 Ryman Hospitality Properties,
Inc. REIT 198,208
3,604 SBA Communications Corp.
REIT 700,149
10,969 Simon Property Group, Inc.
REIT 2,043,744
6,326 STAG Industrial, Inc. REIT 248,485
4,293 Sun Communities, Inc. REIT 553,110
10,381 UDR, Inc. REIT 378,076
15,270 Ventas, Inc. REIT 1,231,220
35,803 VICI Properties, Inc. REIT 1,031,842
5,362 Vornado Realty Trust REIT 197,429
7,396 W.P. Carey, Inc. REIT 498,269
22,533 Welltower, Inc. REIT 4,691,821
24,593 Weyerhaeuser Co. REIT 546,211
1,690 Zillow Group, Inc., Class A* 122,272
5,867 Zillow Group, Inc., Class C* 436,387
44,518,987
Utilities – 2.3%
24,099 AES Corp. (The) 338,832
8,709 Alliant Energy Corp. 605,014
9,143 Ameren Corp. 972,358
18,141 American Electric Power Co.,
Inc. 2,245,312
6,607 American Water Works Co., Inc. 859,373
5,373 Atmos Energy Corp. 947,636
4,919 Brookfield Renewable Corp.
(Canada)
(a)
204,089
22,114 CenterPoint Energy, Inc. 884,118
1,108 Clearway Energy, Inc., Class A 37,894
2,807 Clearway Energy, Inc., Class C 102,792
10,104 CMS Energy Corp. 762,246
12,235 Consolidated Edison, Inc. 1,227,905
10,575 Constellation Energy Corp. 3,853,107
28,916 Dominion Energy, Inc. 1,815,057
7,006 DTE Energy Co. 960,032
26,195 Duke Energy Corp. 3,246,608
13,069 Edison International 769,633
15,031 Entergy Corp. 1,465,823
8,755 Essential Utilities, Inc. 346,610
7,705 Evergy, Inc. 598,293
12,463 Eversource Energy 837,264
34,222 Exelon Corp. 1,612,541
18,585 FirstEnergy Corp. 886,876
1,798 IDACORP, Inc. 236,940
2,953 National Fuel Gas Co. 243,475
69,413 NextEra Energy, Inc. 5,989,648
15,963 NiSource, Inc. 704,447
6,546 NRG Energy, Inc. 1,109,482
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
6,815 OGE Energy Corp. $ 311,991
3,946 Oklo, Inc.* 360,586
74,516 PG&E Corp. 1,201,198
4,045 Pinnacle West Capital Corp. 367,529
25,100 PPL Corp. 926,190
16,920 Public Service Enterprise Group,
Inc. 1,413,158
22,139 Sempra 2,097,006
36,996 Southern Co. (The) 3,371,076
1,917 Southwest Gas Holdings, Inc. 159,207
1,545 Talen Energy Corp.* 609,147
7,259 UGI Corp. 287,093
11,350 Vistra Corp. 2,030,061
10,823 WEC Energy Group, Inc. 1,212,934
19,940 Xcel Energy, Inc. 1,637,273
49,847,854
TOTAL COMMON STOCKS
(Cost $528,099,651)
2,131,959,878
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,110,636 3.902% 2,110,636
(Cost $2,110,636)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $530,210,287)
2,134,070,514
a
Securities Lending Reinvestment Vehicle – 0.1%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,695,374 3.928% 1,695,374
(Cost $1,695,374)
TOTAL INVESTMENTS – 100.0%
(Cost $531,905,661)
$ 2,135,765,888
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
373,817
NET ASSETS – 100.0%
$ 2,136,139,705
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Additional Investment Information
FUTURES CONTRACTS
— At November 30, 2025, the
Fund
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Russell 1000 Index 16 12/19/25 $ 2,994,160 $ 19,419

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
November 30, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the
Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded.
Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value.
Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an
Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of
November 30, 2025:
For further information regarding security characteristics, see the Schedules of Investments.
(a)
MarketBeta
®
Total International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 6,236,041 $ — $ —
Asia 245,268,879 3,206,268 1,704
Europe 173,350,518 1,137,771 —
North America 78,100,812 190,085 —
Oceania 24,817,734 — —
South America 8,269,693 1,927,652 —
Exchange-Traded Fund 2,241,344 — —
Investment Company 1,100,070 — —
Securities Lending Reinvestment Vehicle 5,360,583 — —
Total
$ 544,745,674 $ 6,461,776 $ 1,704
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 10,016 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (916) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
U.S. 1000 Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 2,465,586 $ — $ —
Europe 4,970,271 — —
North America 2,119,778,945 — 1
Oceania 1,457,160 — —
South America 3,287,915 — —
Investment Company 2,110,636 — —
Securities Lending Reinvestment Vehicle 1,695,374 — —
Total
$ 2,135,765,887 $ — $ 1
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 19,419 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates.
Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Depositary Receipts Risk —
Foreign securities may trade in the form of depositary receipts, which include American Depositary
Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires
Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the
Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.
Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Foreign and Emerging Countries Risk —
For the MarketBeta
®
Total International Equity ETF, investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Geographic Risk and Sector Risk —
If a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Index Risk —
Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology.
The Funds will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.
Industry Concentration Risk —
Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Large Shareholder Transactions Risk –
Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the
Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute cash and/or securities in kind and such seed investment may constitute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of the Fund.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)